UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-04015
Eaton Vance Mutual Funds Trust
(Exact Name of registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(registrant’s Telephone Number)
December 31
Date of Fiscal Year End
June 30, 2009
Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance
Investment Managers

EDUCATION

Semiannual Report June 30, 2009

EATON VANCE AMT-FREE MUNICIPAL BOND FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the “SEC”) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC’s website at www.sec.gov.

Eaton Vance AMT-Free Municipal Bond Fund as of June 30, 2009
INVESTMENT UPDATE

Economic and Market Conditions
During the six-month period ending June 30, 2009, investors began to see signs of hope as the capital markets generally rallied and began to stabilize. Despite continued economic weakness — the

Cynthia J. Clemson Portfolio Manager	U.S. economy contracted in the first and second quarters of 2009 by annualized rates of 5.5% and 1.0%, respectively, according to the U.S. Department of Commerce — the Obama administration’s massive spending proposals served as a catalyst for optimism. February 2009 was a particularly strong month for economic data: factory orders increased 1.8%; new home sales rose 4.7%; and existing home sales surged 5.1%. The upturn in the housing market was bolstered by historically low mortgage rates, an $8,000 tax credit for first-time home buyers that was part of President Obama’s stimulus legislation, and a plethora of distressed properties on the market. Unemployment, on the other hand, rose to 9.5% in June 2009 from 7.2% in December 2008.
On February 17, 2009, President Obama signed a historic $787 billion stimulus program into law and outlined a $50 billion foreclosure rescue plan. These programs followed the $700 billion financial institution rescue legislation passed last fall. Additionally, the U.S. Federal Reserve kept the federal funds rate in a range of 0.00% to 0.25%.
During the first five months of 2009, municipals rallied strongly from extremely oversold levels in December 2008, but they pulled back in the month of June 2009. As a result, returns for municipals were solid for the six-month period. The Barclays Capital Municipal Bond Index (the Index) — a broad-based, unmanaged index of municipal bonds — gained 6.4%, while many state Lipper categories had average returns ranging from 5%-10% for the six-month period.1

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
Management Discussion
Relative to the Index, the Fund outperformed for the six-month period ending June 30, 2009. The six-month results reflect several factors, including strong demand for longer-maturity municipal bonds and the ebbing of negative technical factors that had plagued the municipal market throughout 2008. December 2008 proved to be an important demarcation point for the municipal market, as municipal spreads reached all-time peaks during the month amid especially high uncertainty in the markets. In the first half of 2009, the municipal market witnessed a dramatic rebound as headline risk abated, demand returned from investors who had sought the relative safety of Treasury bonds in 2008 and cautious optimism spread on signs of a mildly improving economy. The renewed appetite for municipal bonds was buoyed by legislative efforts aimed at supporting the municipal market, much of which focused on reducing tax-exempt municipal supply through the Build America Bonds program and the federal stimulus provided to states through the American Recovery & Reinvestment Act of 2009. The result of these events during the period was a dramatic rally for the sector as yields fell and prices rose across the yield curve.
The Fund invests primarily in bonds with stated maturities of 10 years or longer, as longer-maturity bonds historically have provided greater tax-exempt income
Total Return Performance 12/31/08 – 6/30/09

Class A2	18.89%
Class B2	18.57
Class C2	18.54
Class I2	19.01
Barclays Capital Municipal Bond Index[1]	6.42
Barclays Capital Long (22+) Municipal Bond Index[1]	12.16
Lipper General Municipal Debt Funds Average[1]	8.84
See page 3 for more performance information.

[1]
It is not possible to invest directly in an Index or a Lipper classification. The Indices’ total returns do not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. The Lipper total return is the average total return, at net asset value, of the funds that are in the same Lipper Classification as the Fund.

[2]
Six-month returns are cumulative. These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares. Class I shares are offered to certain investors at net asset value. If sales charges were deducted, the returns would be lower.

 1

Eaton Vance AMT-Free Municipal Bond Fund as of June 30, 2009
INVESTMENT UPDATE

for investors than shorter-maturity bonds. While the price declines experienced by municipals in 2008 were most pronounced on the long end of the yield curve, longer-maturity bonds outperformed shorter maturities during the first half of 2009, thus providing the basis for much of the Fund’s outperformance relative to the Index. Higher allocations to revenue bonds also contributed positively as general obligation bonds trailed revenue issues during the period.
The employment of leverage in the Fund, through which additional exposure to the municipal market is achieved, was yet another positive factor during the period. Leverage has the impact of enhancing returns during up markets while exacerbating performance on the downside. Given the broad rally in the municipal sector during the period, the use of leverage was a contributor to performance.1
As we move ahead, we recognize that many state governments, particularly California, face significant budget deficits that are driven primarily by a steep decline in tax revenues. We will continue to monitor any new developments as state legislatures formulate solutions to address these fiscal problems. As in all environments, we maintain our long-term perspective on the markets against the backdrop of relatively short periods of market volatility. We will continue to actively manage municipals in this environment – like in all others – with the same income-focused, relative value approach we have always employed. We believe that this approach, which is based on careful credit research and our decades of experience in the municipal market, has served municipal investors well over the long term.

[1]
The Fund employs leverage through the use of tender option bond (TOB) financing. The leverage created by TOB investments provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value). See Note 1I to the financial statements for more information on TOB investments.

The views expressed throughout this report are those of the portfolio manager and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund. Portfolio information provided in the report may not be representative of the Fund’s current or future investments and may change due to active management.
 2

Eaton Vance AMT-Free Municipal Bond Fund as of June 30, 2009
FUND PERFORMANCE

Performance[1]	Class A	Class B	Class C	Class I
Share Class Symbol	ETMBX	EBMBX	ECMBX	EVMBX

Average Annual Total Returns (at net asset value)

Six Months	18.89%	18.57%	18.54%	19.01%
One Year	-6.50	-7.19	-7.18	-6.29
Five Years	1.54	0.83	N.A.	1.79
Ten Years	3.57	2.84	N.A.	3.83
Life of Fund†	3.40	2.56	-1.97	6.33

SEC Average Annual Total Returns (including sales charge or applicable CDSC)

Six Months	13.25%	13.57%	17.54%	19.01%
One Year	-10.96	-11.62	-8.06	-6.29
Five Years	0.57	0.50	N.A.	1.79
Ten Years	3.07	2.84	N.A.	3.83
Life of Fund†	2.96	2.56	-1.97	6.33
† Inception dates: Class A: 1/6/98; Class B: 1/14/98; Class C: 5/2/06; Class I: 3/16/78.

Total Annual Operating Expenses[2]	Class A	Class B	Class C	Class I

Expense Ratio	1.13%	1.88%	1.88%	0.88%

Distribution Rates/Yields	Class A	Class B	Class C	Class I

Distribution Rate[3]	5.16%	4.41%	4.42%	5.41%
Taxable-Equivalent Distribution Rate[3,4]	7.94	6.78	6.80	8.32
SEC 30-day Yield[5]	5.15	4.65	4.65	5.66
Taxable-Equivalent SEC 30-day Yield[4,5]	7.92	7.15	7.15	8.71
Index Performance6 Average Annual Total Returns

	Barclays Capital Municipal Bond Index	Barclays Capital Long (22+) Municipal Bond Index

Six Months	6.42%	12.16%
One Year	3.77	-2.02
Five Years	4.14	3.42
Ten Years	5.00	4.72
Lipper Averages7 Average Annual Total Returns

Lipper General Municipal Debt Funds Classification
Six Months	8.84%
One Year	-0.50
Five Years	2.43
Ten Years	3.54

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

[1]Six-month returns are cumulative. Average Annual Total Returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 4.75% sales charge. SEC Average Annual Total Returns for Class B shares reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC Average Annual Total Returns for Class C shares reflect a 1% CDSC for the first year. Class I shares are not subject to a sales charge. [2] Source: Prospectus dated 5/1/09. Includes interest expense of 0.32% relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with inverse floater securities transactions by the Fund. The Fund also records offsetting interest income relating to the municipal obligations underlying such transactions, and as a result net asset value and performance have not been affected by this expense. [3] The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value. [4] Taxable-equivalent figures assume a maximum 35.0% federal income tax rate. A lower tax rate would result in lower tax-equivalent figures. [5] The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. [6] It is not possible to invest directly in an Index. The Indices’ total returns do not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. Index performance is available as of month-end only. [7] The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper General Municipal Debt Funds Classification contained 247, 238, 202 and 157 funds for the 6-month, 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month-end only.

 3

Eaton Vance AMT-Free Municipal Bond Fund as of June 30, 2009
PORTFOLIO COMPOSITION

Rating Distribution*1

By total investments
*
The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution at June 30, 2009 is as follows, and the average rating is AA-.

AAA	22.3%	BBB	8.9%	CCC	0.4%
AA	40.4%	BB	0.9%	Non-Rated	5.4%
A	21.6%	B	0.1%
Fund Statistics2

• Number of Issues:	223
• Average Maturity:	26.1 years
• Average Effective Maturity:	23.2 years
• Average Call Protection:	10.7 years
• Average Dollar Price:	$86.14
• TOB Leverage[3]:	11.2%

[1]
Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. Although the investment adviser considers ratings when making investment decisions, it performs its own credit and investment analysis and does not rely primarily on the ratings assigned by the rating services. Credit quality can change from time to time, and recently issued credit ratings may not fully reflect the actual risks posed by a particular security or the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security.

[2]	Fund holdings information excludes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements.

[3]	See Note 1l to the Fund’s financial statements. TOB leverage represents the amount of TOB Floating Rate Notes outstanding at 6/30/09 as a percentage of the Fund’s net assets plus Floating Rate Notes.

 4

Eaton Vance AMT-Free Municipal Bond Fund as of June 30, 2009

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2009 – June 30, 2009).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance AMT-Free Municipal Bond Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(1/1/09)	(6/30/09)	(1/1/09 – 6/30/09)

Actual
Class A	$1,000.00	$1,188.90	$5.10
Class B	$1,000.00	$1,185.70	$9.16
Class C	$1,000.00	$1,185.40	$9.16
Class I	$1,000.00	$1,190.10	$3.75

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.10	$4.71
Class B	$1,000.00	$1,016.40	$8.45
Class C	$1,000.00	$1,016.40	$8.45
Class I	$1,000.00	$1,021.40	$3.46

*	Expenses are equal to the Fund’s annualized expense ratio of 0.94% for Class A shares, 1.69% for Class B shares, 1.69% for Class C shares and 0.69% for Class I shares multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2008.

5

Eaton Vance AMT-Free Municipal Bond Fund as of June 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 112.2%

Principal Amount
(000’s omitted)	Security	Value

Education — 4.2%

$9,990	Georgia Private Colleges and Universities Authority, (Emory University), 5.00%, 9/1/38(1)	$10,084,505
10	Georgia Private Colleges and Universities Authority, (Emory University), 5.00%, 9/1/38	10,095
14,250	Houston, TX, Higher Educational Finance Corp., (Rice University), 4.50%, 11/15/37	13,484,918
1,375	Massachusetts Development Finance Agency, (Boston University), 5.45%, 5/15/59	1,309,564
2,000	Missouri State Health and Educational Facilities Authority, (Washington University), 5.375%, 3/15/39	2,098,340
4,585	New York Dormitory Authority, (Vassar College), 4.25%, 7/1/39	3,914,535
555	Oregon Health and Science University, 5.75%, 7/1/39	547,968

		$31,449,925

Electric Utilities — 5.2%

$3,520	Chula Vista, CA, (San Diego Gas), 5.875%, 2/15/34	$3,550,061
5,000	North Carolina Municipal Power Agency No. 1, (Catawba Electric), 5.50%, 1/1/14	5,349,100
2,100	Sabine River Authority, TX, (TXU Energy Co. LLC), 5.20%, 5/1/28	906,528
14,000	Salt River Project, AZ, Agricultural Improvements and Power District, 5.00%, 1/1/38	14,028,840
2,000	Sam Rayburn, TX, Municipal Power Agency, 6.00%, 10/1/21	2,003,280
7,250	San Antonio, TX, (Electric and Gas Systems), 5.00%, 2/1/34	7,229,337
5,505	Vernon, CA, Electric System Revenue, 5.125%, 8/1/21	5,377,835

		$38,444,981

Escrowed/Prerefunded — 2.2%

$3,000	Allegheny County, PA, Industrial Development Authority, (Residential Resources, Inc.), Prerefunded to 9/1/11, 6.50%, 9/1/21	$3,346,440
10,000	Foothill/Eastern, CA, Transportation Corridor Agency, Escrowed to Maturity, 0.00%, 1/1/18	7,297,400
2,500	San Joaquin Hills, CA, Transportation Corridor Agency, Toll Road Bonds, Escrowed to Maturity, 0.00%, 1/1/14	2,240,375
6,000	Savannah, GA, Economic Development Authority, Escrowed to Maturity, 0.00%, 12/1/21	3,400,440

		$16,284,655

General Obligations — 14.0%

$3,500	California, 6.00%, 4/1/38	$3,466,470
4,000	Clackamas and Washington County, OR, School District No. 3, 5.00%, 6/15/34	4,081,720
2,800	Clackamas County, OR, School District No. 46, 0.00%, 6/15/32	789,656
5,880	Clackamas County, OR, School District No. 46, 0.00%, 6/15/33	1,551,144
11,100	Clackamas County, OR, School District No. 46, 0.00%, 6/15/34	2,749,692
11,775	Clackamas County, OR, School District No. 46, 0.00%, 6/15/36	2,615,227
10,000	Clark County, NV, 5.00%, 6/1/38(1)	9,376,100
2,290	Denton County, TX, 4.50%, 7/15/34	2,129,906
4,000	Deschutes and Jefferson County, OR, School District No. 2J, 0.00%, 6/15/24	1,995,040
3,700	Deschutes and Jefferson County, OR, School District No. 2J, 0.00%, 6/15/25	1,738,371
10,000	Florida Board of Education, 5.00%, 6/1/37(1)	9,866,360
12,270	Georgia, 2.00%, 8/1/27(2)	8,405,195
780	Harlandale, TX, Independent School District, 4.75%, 8/15/40	744,611
145	Lindenhurst, NY, 3.00%, 1/15/18	144,079
205	Lindenhurst, NY, 3.00%, 1/15/19	200,904
210	Lindenhurst, NY, 3.00%, 1/15/20	201,077
1,420	Los Angeles, CA, Unified School District, Series D, 5.00%, 1/1/34	1,361,936
1,255	Los Angeles, CA, Unified School District, Series F, 5.00%, 1/1/34	1,203,683
7,265	Los Angeles, CA, Unified School District, Series I, 5.00%, 1/1/34	6,967,934
2,230	New York, NY, 4.50%, 5/15/30	2,088,886
740	Newton, MA, 5.00%, 4/1/36	763,584
1,610	Newton, MA, 5.00%, 4/1/39	1,656,207
750	North Haledon, NJ, 3.00%, 1/15/18	744,683
750	North Haledon, NJ, 3.00%, 1/15/19	734,415
750	North Haledon, NJ, 3.125%, 1/15/20	726,023
500	North Haledon, NJ, 3.25%, 1/15/21	482,345
528	North Haledon, NJ, 3.25%, 1/15/22	504,784
2,115	Salem-Keizer, OR, School District, No. 24J, 0.00%, 6/15/22	1,161,516
2,815	Salem-Keizer, OR, School District, No. 24J, 0.00%, 6/15/24	1,367,555
1,790	Salem-Keizer, OR, School District, No. 24J, 0.00%, 6/15/25	819,015
1,790	Salem-Keizer, OR, School District, No. 24J, 0.00%, 6/15/26	769,593
12,690	San Francisco, CA, Bay Area Rapid Transit District, (Election of 2004), 4.75%, 8/1/37(1)	12,195,153
15	Santa Clara County, CA, (Election of 2008), 5.00%, 8/1/39	15,047

See notes to financial statements

6

Eaton Vance AMT-Free Municipal Bond Fund as of June 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal Amount
(000’s omitted)	Security	Value

General Obligations (continued)

$7,700	Santa Clara County, CA, (Election of 2008), 5.00%, 8/1/39(1)	$7,723,908
4,000	South Carolina, 3.25%, 8/1/30	3,192,440
10,000	Texas, (Transportation Commission-Mobility Fund), 4.50%, 4/1/33	9,481,800

		$104,016,059

Health Care-Miscellaneous — 1.0%

$4,275	New Jersey Health Care Facilities Financing Authority, (Community Hospital Group, Inc.), 5.75%, 10/1/31	$4,248,025
200	Suffolk County, NY, Industrial Development Agency, Civic Facility Revenue, (Alliance of Long Island Agencies), Series A, Class B, 7.50%, 9/1/15	197,318
105	Suffolk County, NY, Industrial Development Agency, Civic Facility Revenue, (Alliance of Long Island Agencies), Series A, Class D, 7.50%, 9/1/15	103,592
100	Suffolk County, NY, Industrial Development Agency, Civic Facility Revenue, (Alliance of Long Island Agencies), Series A, Class E, 7.50%, 9/1/15	98,659
290	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 6.00%, 12/1/36(3)	297,139
1,025	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), Series 1, 5.50%, 12/1/36(3)	1,047,388
1,221	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), Series 2, 5.50%, 12/1/36(3)	1,246,891

		$7,239,012

Hospital — 14.5%

$875	Allegheny County, PA, Hospital Development Authority, (University of Pittsburgh Medical Center), 5.375%, 8/15/29	$866,976
2,375	Allegheny County, PA, Hospital Development Authority, (University of Pittsburgh Medical Center), 5.50%, 8/15/34	2,330,445
2,100	California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/36	1,835,463
3,300	California Statewide Communities Development Authority, (Kaiser Permanente), 5.00%, 3/1/41	2,826,054
360	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/25	274,255
1,080	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	734,821
1,000	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.25%, 2/15/27	765,340
975	Chautauqua County, NY, Industrial Development Agency, (Women’s Christian Association), 6.40%, 11/15/29	730,538
1,155	Fairfax County, VA, Industrial Development Authority, (Inova Health System), 5.50%, 5/15/29	1,174,647
5,485	Fairfax County, VA, Industrial Development Authority, (Inova Health System), 5.50%, 5/15/35	5,555,482
7,205	Highlands County, FL, Health Facilities Authority, (Adventist Health System), 5.25%, 11/15/36	6,664,121
2,985	Idaho Health Facilities Authority, (Trinity Health Credit Group), 6.25%, 12/1/33	3,136,519
7,120	Illinois Finance Authority, (Provena Healthcare), 7.75%, 8/15/34	7,041,395
4,930	Kansas State Development Finance Authority, (Adventist Healthcare), 5.75%, 11/15/38(4)	4,915,752
2,930	Knox County, TN, Health, Educational and Housing Facilities Board, (Covenant Health), 0.00%, 1/1/38	367,891
10,410	Knox County, TN, Health, Educational and Housing Facilities Board, (Covenant Health), 0.00%, 1/1/42	957,512
4,150	Maricopa County, AZ, Industrial Development Authority, (Catholic Healthcare), 5.50%, 7/1/26	4,029,609
10,355	Massachusetts Health and Educational Facilities Authority, (Partners Healthcare System), 5.00%, 7/1/47	9,643,612
5,465	Michigan Hospital Finance Authority, (Henry Ford Health System), 5.00%, 11/15/38	4,066,998
7,790	Michigan Hospital Finance Authority, (McLaren Healthcare), 5.00%, 8/1/35	6,526,929
5,085	New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), 4.75%, 7/1/28	4,924,162
1,865	New York Dormitory Authority, (NYU Hospital Center), 5.625%, 7/1/37	1,657,985
2,870	New York Dormitory Authority, (Orange Regional Medical Center), 6.125%, 12/1/29	2,257,083
5,745	New York Dormitory Authority, (Orange Regional Medical Center), 6.25%, 12/1/37	4,403,485
5,900	North Carolina Medical Care Commission, (Mission Health System), 4.50%, 10/1/32	5,291,061
1,575	Oneida County, NY, Industrial Development Agency, (St. Elizabeth’s Medical Center), 5.75%, 12/1/19	1,275,608
1,100	San Benito, CA, Health Care District, 5.40%, 10/1/20	863,709
7,915	Tarrant County, TX, Cultural Education Facilities Finance Corp., (Texas Health Resources), 5.00%, 11/15/42	7,200,671
17,620	Tarrant County, TX, Cultural Education Facilities Finance Corp., (Texas Health Resources), 5.00%, 11/15/47	15,914,384

		$108,232,507

See notes to financial statements

7

Eaton Vance AMT-Free Municipal Bond Fund as of June 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal Amount
(000’s omitted)	Security	Value

Housing — 0.6%

$2,500	Georgia Private Colleges and Universities Authority, Student Housing Revenue, (Mercer Housing Corp.), 6.00%, 6/1/31	$1,992,200
1,185	Lake Creek, CO, (Affordable Housing Corp.), 6.25%, 12/1/23	1,047,635
995	North Little Rock, AR, Residential Housing Facilities, (Parkstone Place), 6.50%, 8/1/21	908,266
285	Texas Student Housing Corp., (University of North Texas), 9.375%, 7/1/49(5)	242,911

		$4,191,012

Industrial Development Revenue — 4.4%

$3,500	Brazos River, TX, Harbor Navigation District, (Dow Chemical Co. Project), 4.95%, 5/15/33	$2,624,055
5,000	Chicago, IL, O’Hare International Airport, (American Airlines, Inc.), 5.50%, 12/1/30	2,289,400
830	Hardeman County, TN, (Correctional Facilities Corp.), 7.75%, 8/1/17	765,833
3,925	Liberty Development Corp., NY, (Goldman Sachs Group, Inc.), 5.25%, 10/1/35(1)	3,583,525
8,560	Liberty Development Corp., NY, (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	7,814,681
2,175	Liberty Development Corp., NY, (Goldman Sachs Group, Inc.), 5.50%, 10/1/37	2,048,741
16,620	St. John Baptist Parish, LA, (Marathon Oil Corp.), 5.125%, 6/1/37	14,058,359

		$33,184,594

Insured-Education — 1.7%

$6,165	Alabama State University, (XLCA), 4.625%, 8/1/36	$5,301,160
6,385	College of Charleston, SC, Higher Education Facility, (XLCA), 4.50%, 4/1/37	5,353,950
1,750	Virginia College Building Authority, (Washington and Lee University), (NPFG), 5.25%, 1/1/31	1,932,193

		$12,587,303

Insured-Electric Utilities — 1.8%

$5,415	Long Island Power Authority, NY, Electric System Revenue, (BHAC), 5.75%, 4/1/33	$5,944,154
350	Missouri Joint Municipal Electric Utility Commission, (AMBAC), (BHAC), 4.50%, 1/1/37	329,476
6,760	New York Power Authority, (NPFG), 4.50%, 11/15/47	6,041,074
2,865	Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/29	833,400

		$13,148,104

Insured-General Obligations — 10.0%

$10,000	California, (AGC), 5.00%, 11/1/37(1)	$8,969,540
29,195	District of Columbia, (FGIC), (NPFG), 4.75%, 6/1/33	27,031,067
5,000	Frisco, TX, Independent School District, (FSA), 4.00%, 8/15/40(6)	4,099,300
6,875	Los Angeles, CA, Unified School District, (Election of 2005), (FSA), 4.75%, 7/1/32(1)	6,401,725
3,385	McKay Landing, CO, Metropolitan District No. 2, (AMBAC), 4.25%, 12/1/36	2,752,377
2,340	Merced, CA, Union High School District, (FGIC), (NPFG), 0.00%, 8/1/20	1,258,054
1,865	Montgomery County, TX, (Municipal Utility District No. 46 Waterworks and Sewer), (AMBAC), 4.00%, 3/1/30	1,556,417
1,040	St. Louis, MO, Board of Education, (FSA), 0.00%, 4/1/15	874,183
21,495	Texas, (Transportation Commission-Mobility Fund), (FGIC), (NPFG), 4.50%, 4/1/35(7)	20,243,346
1,865	Yuma and La Paz Counties, AZ, Community College District, (Arizona Western College), (NPFG), 3.75%, 7/1/31	1,459,437

		$74,645,446

Insured-Hospital — 2.3%

$8,470	Harrisonburg, VA, Industrial Development Authority, (Rockingham Memorial Hospital), (AMBAC), 4.50%, 8/15/36	$6,348,943
8,500	Maryland Health and Higher Educational Facilities Authority, (Lifebridge Health), (AGC), 4.75%, 7/1/42(1)	7,469,205
1,820	Maryland Health and Higher Educational Facilities Authority, (Medlantic/Helix Issue), (AMBAC), 5.25%, 8/15/38	1,658,584
1,520	New Jersey Health Care Facilities Financing Authority, (Meridian Health Center), (AGC), 5.00%, 7/1/38	1,485,861

		$16,962,593

Insured-Lease Revenue/Certificates of Participation — 1.3%

$10,000	Anaheim, CA, Public Financing Authority, Lease Revenue, (FSA), 0.00%, 9/1/31	$2,280,500
7,650	Hudson Yards, NY, Infrastructure Corp., (NPFG), 4.50%, 2/15/47	6,125,584
2,400	Saint Louis, MO, Industrial Development Authority, (Convention Center Hotel), (AMBAC), 0.00%, 7/15/19	1,147,488

		$9,553,572

See notes to financial statements

8

Eaton Vance AMT-Free Municipal Bond Fund as of June 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal Amount
(000’s omitted)	Security	Value

Insured-Other Revenue — 2.9%

$6,835	Golden State Tobacco Securitization Corp., CA, (Tobacco Settlement Revenue), (AGC), 5.00%, 6/1/45	$6,106,799
10,000	Golden State Tobacco Securitization Corp., CA, (Tobacco Settlement Revenue), (AGC), (FGIC), 5.00%, 6/1/38	9,013,200
10,600	Harris County-Houston, TX, Sports Authority, (NPFG), 0.00%, 11/15/34	1,520,782
5,200	Massachusetts Development Finance Agency, (WGBH Educational Foundation), (AMBAC), 5.75%, 1/1/42	5,203,796

		$21,844,577

Insured-Special Tax Revenue — 6.1%

$23,000	Alabama Public School and College Authority, (FSA), 2.50%, 12/1/27	$15,976,720
6,000	Ceres, CA, Redevelopment Agency, (Ceres Redevelopment Project Area No. 1), (AMBAC), 4.00%, 11/1/31	4,023,780
4,000	Hamilton County, OH, Sales Tax, (AMBAC), 0.00%, 12/1/22	1,936,840
1,510	Massachusetts Bay Transportation Authority, (NPFG), 4.00%, 7/1/33	1,271,948
5,000	Massachusetts, Special Obligation, (FGIC), (NPFG), 5.50%, 1/1/30	5,055,350
6,000	Massachusetts, Special Obligation, (FGIC), (NPFG), 5.50%, 1/1/27	6,226,200
3,400	New York Convention Center Development Corp., Hotel Occupancy Tax, (AMBAC), 4.75%, 11/15/45	2,839,408
7,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/34	971,600
29,325	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	1,553,932
5,420	Puerto Rico Sales Tax Financing, (NPFG), 0.00%, 8/1/44	598,856
10,755	Puerto Rico Sales Tax Financing, (NPFG), 0.00%, 8/1/45	1,114,003
8,590	Puerto Rico Sales Tax Financing, (NPFG), 0.00%, 8/1/46	832,027
4,600	San Jose, CA, Redevelopment Agency, (Merged Area), (XLCA), 4.25%, 8/1/36	3,072,938

		$45,473,602

Insured-Transportation — 7.4%

$4,175	Alabama State Dock Authority, (NPFG), 4.50%, 10/1/36	$3,485,707
30,000	Alameda, CA, Corridor Transportation Authority, (NPFG), 0.00%, 10/1/31	6,789,000
8,400	Chicago, IL, (O’Hare International Airport), (FSA), 4.75%, 1/1/34	7,721,700
7,120	E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/39	612,605
14,735	Fairfax County, VA, Economic Development Authority, (Route 28 Project), (NPFG), 4.25%, 4/1/37	13,328,839
2,770	Maryland Transportation Authority, (FSA), 4.50%, 7/1/41	2,600,393
8,440	Metropolitan Atlanta, GA, Rapid Transit Authority, (FSA), 5.00%, 7/1/34(1)	8,462,113
5,195	Minneapolis and St. Paul, MN, Metropolitan Airports Commission, (FGIC), (NPFG), 4.50%, 1/1/32	4,627,446
1,040	New Orleans, LA, Aviation Board, (AGC), 6.00%, 1/1/23	1,071,876
1,585	Pima County, AZ, Street and Highway Revenue, (AMBAC), 3.25%, 7/1/21	1,442,065
10,000	Texas Turnpike Authority, (Central Texas Turnpike System), (AMBAC), 0.00%, 8/15/21	4,687,800

		$54,829,544

Insured-Water and Sewer — 6.0%

$5,020	Chicago, IL, Wastewater Transmission Revenue, (BHAC), 5.50%, 1/1/38	$5,273,711
11,635	El Paso, TX, Water and Sewer Revenue, (NPFG), 4.75%, 3/1/27	11,656,525
1,910	Limestone County, AL, Water and Sewer Revenue, (XLCA), 4.25%, 12/1/32	1,339,808
7,875	Louisville and Jefferson County, KY, Metropolitan Sewer District and Drainage System, (AGC), 4.25%, 5/15/38	6,964,020
1,595	Marysville, OH, Wastewater Treatment System, (AGC), (XLCA), 4.75%, 12/1/46	1,398,719
13,840	Massachusetts Water Resource Authority, (FSA), 4.50%, 8/1/46(6)	12,034,572
4,795	New York, NY, Municipal Finance Authority, (FSA), 4.50%, 6/15/39	4,328,398
2,000	Seattle, WA, Water System, (FSA), 4.50%, 2/1/37	1,873,860

		$44,869,613

Lease Revenue/Certificates of Participation — 3.0%

$8,000	New Jersey Economic Development Authority, (School Facilities Construction), 5.25%, 12/15/33	$8,042,960
7,350	New York, NY, Transitional Finance Authority, (Building Aid), 4.50%, 1/15/38	6,392,515
7,250	New York, NY, Transitional Finance Authority, (Building Aid), 6.00%, 7/15/38	7,685,435

		$22,120,910

See notes to financial statements

9

Eaton Vance AMT-Free Municipal Bond Fund as of June 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal Amount
(000’s omitted)	Security	Value

Nursing Home — 0.5%

$1,020	Massachusetts Industrial Finance Agency, (Age Institute of Massachusetts), 8.05%, 11/1/25	$1,019,990
995	Montgomery County, PA, Industrial Development Authority, (Advancement of Geriatric Health Care Institute), 8.375%, 7/1/23	990,711
2,000	Orange County, FL, Health Facilities Authority, (Westminster Community Care), 6.60%, 4/1/24	1,714,800

		$3,725,501

Other Revenue — 2.4%

$1,000	Barona, CA, (Band of Mission Indians), 8.25%, 1/1/20(3)	$822,320
48,810	Buckeye Tobacco Settlement Financing Authority, OH, 0.00%, 6/1/47	901,033
4,115	Buckeye Tobacco Settlement Financing Authority, OH, 5.875%, 6/1/47	2,325,798
1,220	Central Falls, RI, Detention Facility Revenue, 7.25%, 7/15/35	851,426
1,385	Golden State Tobacco Securitization Corp., CA, 5.75%, 6/1/47	836,415
7,805	Michigan Tobacco Settlement Finance Authority, 6.00%, 6/1/48	4,728,191
1,000	Mohegan Tribe Indians Gaming Authority, CT, (Public Improvements), 6.25%, 1/1/21(3)	719,700
2,300	Northern Tobacco Securitization Corp., AK, 0.00%, 6/1/46	58,213
330	Otero County, NM, (Jail Project Revenue), 5.50%, 4/1/13	314,493
740	Otero County, NM, (Jail Project Revenue), 5.75%, 4/1/18	632,145
150	Otero County, NM, (Jail Project Revenue), 6.00%, 4/1/23	118,821
285	Otero County, NM, (Jail Project Revenue), 6.00%, 4/1/28	213,254
2,735	Salt Verde, AZ, Financial Corp., Senior Gas Revenue, 5.00%, 12/1/37	2,039,927
2,345	Tobacco Settlement Financing Corp., NJ, 5.00%, 6/1/41	1,283,043
12,555	Tobacco Settlement Financing Corp., VA, 0.00%, 6/1/47	290,774
2,390	White Earth Band of Chippewa Indians, MN, 6.375%, 12/1/26(3)	1,518,869
295	Willacy County, TX, Local Government Corp., 6.00%, 9/1/10	291,339

		$17,945,761

Pooled Loans — 0.4%

$1,160	Idaho Board Bank Authority, 5.25%, 9/15/25	$1,242,163
1,555	Idaho Board Bank Authority, 5.375%, 9/15/27	1,657,179

		$2,899,342

Senior Living / Life Care — 1.4%

$3,300	Colorado Health Facilities Authority, (Covenant Retirement Communities, Inc.), 5.00%, 12/1/35	$2,348,346
1,885	Fairfax County, VA, Economic Development Authority, (Goodwin House, Inc.), 5.125%, 10/1/37	1,433,486
3,125	Fairfax County, VA, Economic Development Authority, (Goodwin House, Inc.), 5.125%, 10/1/42	2,319,000
1,500	Kansas City, MO, Industrial Development Authority, (Kingswood United Methodist Manor), 5.875%, 11/15/29	1,104,765
2,025	Maryland Health and Higher Educational Facilities Authority, (King Farm Presbyterian Community), 5.00%, 1/1/17	1,619,818
1,480	North Miami, FL, Health Care Facilities Authority, (Imperial Club), 6.125%, 1/1/42	851,829
980	St. Paul, MN, Housing and Redevelopment Authority, (Care Institute, Inc. - Highland), 8.75%, 11/1/24(8)	762,998

		$10,440,242

Special Tax Revenue — 5.8%

$2,500	Baltimore, MD, (Clipper Mill), 6.25%, 9/1/33	$1,890,525
750	Baltimore, MD, (Strathdale Manor), 7.00%, 7/1/33	639,968
1,465	Bell Mountain Ranch, CO, Metropolitan District, 6.625%, 11/15/25	1,348,327
1,250	Bridgeville, DE, (Heritage Shores Special Development District), 5.45%, 7/1/35	703,563
1,000	Capistrano, CA, Unified School District, 6.00%, 9/1/33	850,780
1,875	Cleveland-Cuyahoga County, OH, Port Authority, 7.00%, 12/1/18	1,799,512
1,735	Denver, CO, Urban Renewal Authority, 8.00%, 12/1/24	869,808
1,500	Frederick County, MD, (Urbana Community Development Authority), 6.625%, 7/1/25	1,225,680
4,015	Massachusetts Bay Transportation Authority, 5.25%, 7/1/34	4,160,664
4,465	Metropolitan Transportation Authority, NY, Dedicated Tax Revenue, 5.00%, 11/15/34	4,400,347
4,265	New Jersey Economic Development Authority, (Cigarette Tax), 5.75%, 6/15/34	3,271,937
19,140	Puerto Rico Sales Tax Financing, 5.25%, 8/1/57	18,117,733
2,415	River Hall, FL, Community Development District, (Capital Improvements), 5.45%, 5/1/36	1,243,073

See notes to financial statements

10

Eaton Vance AMT-Free Municipal Bond Fund as of June 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal Amount
(000’s omitted)	Security	Value

Special Tax Revenue (continued)

$2,105	Scottsdale, AZ, (Municipal Property Corp.), 4.50%, 7/1/32	$2,014,801
960	Tiverton, RI, Obligation Tax Increment, (Mount Hope Bay Village), 6.875%, 5/1/22	867,206

		$43,403,924

Transportation — 9.0%

$1,400	Branson, MO, Regional Airport Transportation Development District, 6.00%, 7/1/37	$949,424
13,475	Metropolitan Transportation Authority, NY, 4.50%, 11/15/38	11,680,130
2,250	Metropolitan Transportation Authority, NY, 6.25%, 11/15/23	2,479,185
5,000	Metropolitan Transportation Authority, NY, 6.50%, 11/15/28	5,508,300
6,730	New Jersey State Turnpike Authority, 5.25%, 1/1/40	6,734,980
24,340	New Jersey Transportation Trust Fund Authority, (Transportation System), 0.00%, 12/15/35	4,489,513
15,000	New Jersey Transportation Trust Fund Authority, (Transportation System), 0.00%, 12/15/38	2,285,400
7,400	New Jersey Transportation Trust Fund Authority, (Transportation System), 6.00%, 12/15/38	7,934,798
15,000	Port Authority of New York and New Jersey, 5.00%, 11/15/37(1)	15,039,900
10,000	Triborough Bridge and Tunnel Authority, 5.25%, 11/15/34(1)	10,260,000

		$67,361,630

Water and Sewer — 4.1%

$3,075	Massachusetts Water Resources Authority, 4.00%, 8/1/46	$2,360,985
16,200	Metropolitan Water District of Southern California, (Waterworks Revenue Authorization), 4.75%, 7/1/36(1)	15,580,431
2,095	New York, NY, Municipal Water Finance Authority, 4.50%, 6/15/32	1,963,748
1,140	New York, NY, Municipal Water Finance Authority, 4.50%, 6/15/38	1,032,270
6,605	New York, NY, Municipal Water Finance Authority, 5.75%, 6/15/40(6)	7,069,794
2,675	Upper Occoquan, VA, Sewer Authority, 4.50%, 7/1/38	2,514,206

		$30,521,434

Total Tax-Exempt Investments — 112.2%
(identified cost $904,919,698)		$835,375,843

Other Assets, Less Liabilities — (12.2)%		$(90,611,180)

Net Assets — 100.0%		$744,764,663

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC - Assured Guaranty Corp.

AMBAC - AMBAC Financial Group, Inc.

BHAC - Berkshire Hathaway Assurance Corp.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

NPFG - National Public Finance Guaranty Corp.

XLCA - XL Capital Assurance, Inc.

At June 30, 2009, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

New York	18.0%
California	16.5%
Texas	14.2%
Others, representing less than 10% individually	63.5%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2009, 35.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.4% to 14.6% of total investments.

(1)	Security represents the underlying municipal bond of a tender option bond trust (see Note 1I).

(2)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2009, the aggregate value of these securities is $5,652,307 or 0.8% of the Fund’s net assets.

(4)	When-issued security.

(5)	Security is in default and is making only partial interest payments.

(6)	Security (or a portion thereof) has been pledged as collateral for open swap contracts or inverse floating-rate security transactions.

(7)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(8)	Security is in default with respect to scheduled principal payments.

See notes to financial statements

11

Eaton Vance AMT-Free Municipal Bond Fund as of June 30, 2009

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of June 30, 2009

Assets

Investments, at value (identified cost, $904,919,698)	$835,375,843
Cash	95,608
Interest receivable	10,779,089
Receivable for investments sold	3,801,726
Receivable for Fund shares sold	1,207,658
Receivable for variation margin on open financial futures contracts	150,719

Total assets	$851,410,643

Liabilities

Payable for floating rate notes issued	$93,740,000
Demand note payable	2,500,000
Payable for when-issued securities	4,793,488
Payable for open swap contracts	1,992,973
Payable for Fund shares redeemed	1,527,282
Distributions payable	1,298,089
Payable to affiliates:
Investment adviser fee	273,257
Distribution and service fees	168,600
Trustees’ fees	7,263
Interest expense and fees payable	250,406
Accrued expenses	94,622

Total liabilities	$106,645,980

Net Assets	$744,764,663

Sources of Net Assets

Paid-in capital	$913,817,667
Accumulated net realized loss	(97,391,734)
Accumulated undistributed net investment income	1,078,109
Net unrealized depreciation	(72,739,379)

Net Assets	$744,764,663

Class A Shares

Net Assets	$524,856,441
Shares Outstanding	64,476,936
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.14
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$8.55

Class B Shares

Net Assets	$20,858,446
Shares Outstanding	2,577,833
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$8.09

Class C Shares

Net Assets	$51,022,831
Shares Outstanding	6,299,733
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$8.10

Class I Shares

Net Assets	$148,026,945
Shares Outstanding	16,647,826
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.89

On sales of $25,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

Statement of Operations

For the Six Months Ended
June 30, 2009

Investment Income

Interest and other income	$22,580,672

Total investment income	$22,580,672

Expenses

Investment adviser fee	$1,664,817
Distribution and service fees
Class A	623,615
Class B	109,861
Class C	246,984
Trustees’ fees and expenses	15,351
Custodian fee	142,566
Transfer and dividend disbursing agent fees	125,070
Legal and accounting services	41,602
Printing and postage	20,507
Registration fees	39,956
Interest expense and fees	364,502
Miscellaneous	36,801

Total expenses	$3,431,632

Deduct —
Reduction of custodian fee	$729

Total expense reductions	$729

Net expenses	$3,430,903

Net investment income	$19,149,769

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$(3,502,219)
Financial futures contracts	3,340,301
Swap contracts	(3,141,427)

Net realized loss	$(3,303,345)

Change in unrealized appreciation (depreciation) —
Investments	$74,900,086
Financial futures contracts	17,576,437
Swap contracts	11,739,556

Net change in unrealized appreciation (depreciation)	$104,216,079

Net realized and unrealized gain	$100,912,734

Net increase in net assets from operations	$120,062,503

See notes to financial statements

12

Eaton Vance AMT-Free Municipal Bond Fund as of June 30, 2009

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

	Six Months Ended
Increase (Decrease)	June 30, 2009	Year Ended
in Net Assets	(Unaudited)	December 31, 2008

From operations —
Net investment income	$19,149,769	$40,288,142
Net realized loss from investment transactions, financial futures contracts and swap contracts	(3,303,345)	(66,831,846)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and swap contracts	104,216,079	(181,157,043)

Net increase (decrease) in net assets from operations	$120,062,503	$(207,700,747)

Distributions to shareholders —
From net investment income
Class A	$(13,400,433)	$(26,682,737)
Class B	(508,843)	(1,220,801)
Class C	(1,140,437)	(1,802,897)
Class I	(3,860,754)	(9,832,881)

Total distributions to shareholders	$(18,910,467)	$(39,539,316)

Transactions in shares of beneficial interest
Proceeds from sale of shares
Class A	$77,491,012	$328,139,451
Class B	511,652	2,736,696
Class C	7,858,411	38,430,583
Class I	28,265,058	87,726,634
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	8,986,240	18,158,978
Class B	289,453	695,411
Class C	682,670	1,047,422
Class I	1,249,048	2,649,900
Cost of shares redeemed
Class A	(90,219,489)	(350,311,017)
Class B	(2,259,395)	(8,315,206)
Class C	(12,219,919)	(28,357,823)
Class I	(24,524,619)	(124,774,098)
Net asset value of shares exchanged
Class A	2,257,970	2,592,955
Class B	(2,257,970)	(2,592,955)

Net decrease in net assets from Fund share transactions	$(3,889,878)	$(32,173,069)

Net increase (decrease) in net assets	$97,262,158	$(279,413,132)

Net Assets

At beginning of period	$647,502,505	$926,915,637

At end of period	$744,764,663	$647,502,505

Accumulated undistributed net investment income included in net assets

At end of period	$1,078,109	$838,807

Statement of Cash Flows

Six Months Ended
Cash Flows From	June 30, 2009
Operating Activities	(Unaudited)

Net increase in net assets from operations	$120,062,503
Adjustments to reconcile net increase in net assets from operations to net cash provided by (used in) operating activities:
Investments purchased	(244,847,643)
Investments sold	193,988,502
Net accretion/amortization of premium (discount)	(2,249,426)
Decrease in interest receivable	572,982
Decrease in receivable for investments sold	1,722,598
Decrease in receivable for variation margin on open financial futures contracts	4,749,781
Increase in payable for when-issued securities	4,793,488
Decrease in payable for open swap contracts	(11,739,556)
Decrease in payable to affiliate for investment adviser fee	(420)
Increase in payable to affiliate for distribution and service fees	23,185
Increase in payable to affiliate for Trustees’ fees	827
Decrease in interest expense and fees payable	(561,300)
Decrease in accrued expenses	(63,540)
Net change in unrealized (appreciation) depreciation from investments	(74,900,086)
Net realized loss from investments	3,502,219

Net cash used in operating activities	$(4,945,886)

Cash Flows From Financing Activities

Proceeds from Fund shares sold	$122,483,934
Fund shares redeemed	(135,414,806)
Cash distributions paid, net of reinvestments	(7,689,770)
Proceeds from secured borrowings	13,275,000
Repayment of secured borrowings	(12,348,000)
Increase in demand note payable	2,500,000

Net cash used in financing activities	$(17,193,642)

Net decrease in cash	$(22,139,528)

Cash at beginning of period	$22,235,136

Cash at end of period	$95,608

Supplemental disclosure of cash flow information:

Noncash financing activities not included herein consist of reinvestment of dividends and distributions of:	$11,207,411

See notes to financial statements

13

Eaton Vance AMT-Free Municipal Bond Fund as of June 30, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class A

	Six Months Ended		Year Ended December 31,
	June 30, 2009
	(Unaudited)		2008	2007		2006	2005	2004

Net asset value — Beginning of period	$7.030		$9.590	$10.160		$9.800	$9.780	$9.900

Income (Loss) From Operations

Net investment income(1)	$0.213		$0.421	$0.409		$0.427	$0.447	$0.515
Net realized and unrealized gain (loss)	1.107		(2.569)	(0.573)		0.355	0.036	(0.081)

Total income (loss) from operations	$1.320		$(2.148)	$(0.164)		$0.782	$0.483	$0.434

Less Distributions

From net investment income	$(0.210)		$(0.412)	$(0.406)		$(0.422)	$(0.463)	$(0.554)

Total distributions	$(0.210)		$(0.412)	$(0.406)		$(0.422)	$(0.463)	$(0.554)

Net asset value — End of period	$8.140		$7.030	$9.590		$10.160	$9.800	$9.780

Total Return(2)	18.89	%(6)	(23.07)%	(1.66)%		8.16%	5.04%	4.56%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$524,856		$454,906	$623,368		$407,852	$197,189	$111,706
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	0.84	%(3)	0.81%	0.78	%(4)	0.85%	0.89%	0.92%
Interest and fee expense(5)	0.10	%(3)	0.32%	0.31%		0.39%	0.33%	0.24%
Total expenses before custodian fee reduction	0.94	%(3)	1.13%	1.09	%(4)	1.24%	1.22%	1.16%
Expenses after custodian fee reduction excluding interest and fees	0.84	%(3)	0.80%	0.75	%(4)	0.83%	0.87%	0.91%
Net investment income	5.44	%(3)	4.80%	4.15%		4.29%	4.56%	5.29%
Portfolio Turnover	25	%(6)	73%	64%		54%	51%	36%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Annualized.

(4)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.005% of average daily net assets for the year ended December 31, 2007).

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

(6)	Not annualized.

See notes to financial statements

14

Eaton Vance AMT-Free Municipal Bond Fund as of June 30, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class B

	Six Months Ended		Year Ended December 31,
	June 30, 2009
	(Unaudited)		2008	2007		2006	2005	2004

Net asset value — Beginning of period	$6.980		$9.530	$10.100		$9.740	$9.710	$9.830

Income (Loss) From Operations

Net investment income(1)	$0.183		$0.353	$0.335		$0.355	$0.378	$0.439
Net realized and unrealized gain (loss)	1.107		(2.562)	(0.577)		0.350	0.039	(0.081)

Total income (loss) from operations	$1.290		$(2.209)	$(0.242)		$0.705	$0.417	$0.358

Less Distributions

From net investment income	$(0.180)		$(0.341)	$(0.328)		$(0.345)	$(0.387)	$(0.478)

Total distributions	$(0.180)		$(0.341)	$(0.328)		$(0.345)	$(0.387)	$(0.478)

Net asset value — End of period	$8.090		$6.980	$9.530		$10.100	$9.740	$9.710

Total Return(2)	18.57	%(7)	(23.75)%	(2.44)%		7.38%	4.37%	3.97	%(3)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$20,858		$21,293	$37,610		$46,013	$49,728	$54,016
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	1.59	%(4)	1.56%	1.53	%(5)	1.60%	1.64%	1.67%
Interest and fee expense(6)	0.10	%(4)	0.32%	0.31%		0.39%	0.33%	0.24%
Total expenses before custodian fee reduction	1.69	%(4)	1.88%	1.84	%(5)	1.99%	1.97%	1.91%
Expenses after custodian fee reduction excluding interest and fees	1.59	%(4)	1.55%	1.50	%(5)	1.58%	1.62%	1.66%
Net investment income	4.70	%(4)	4.02%	3.41%		3.60%	3.88%	4.54%
Portfolio Turnover	25	%(7)	73%	64%		54%	51%	36%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Total return reflects an increase of 0.21% due to a change in the timing of the reinvestment of distributions.

(4)	Annualized.

(5)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.005% of average daily net assets for the year ended December 31, 2007).

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

(7)	Not annualized.

See notes to financial statements

15

Eaton Vance AMT-Free Municipal Bond Fund as of June 30, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class C

	Six Months Ended		Year Ended December 31,
	June 30, 2009
	(Unaudited)		2008	2007		2006(1)

Net asset value — Beginning of period	$6.990		$9.540	$10.100		$9.720

Income (Loss) From Operations

Net investment income(2)	$0.182		$0.352	$0.333		$0.218
Net realized and unrealized gain (loss)	1.108		(2.561)	(0.565)		0.391

Total income (loss) from operations	$1.290		$(2.209)	$(0.232)		$0.609

Less Distributions

From net investment income	$(0.180)		$(0.341)	$(0.328)		$(0.229)

Total distributions	$(0.180)		$(0.341)	$(0.328)		$(0.229)

Net asset value — End of period	$8.100		$6.990	$9.540		$10.100

Total Return(3)	18.54	%(8)	(23.73)%	(2.34)%		6.33	%(8)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$51,023		$47,494	$49,953		$7,709
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	1.59	%(4)	1.56%	1.52	%(5)	1.59	%(4)
Interest and fee expense(6)	0.10	%(4)	0.32%	0.31%		0.39	%(4)
Total expenses before custodian fee reduction	1.69	%(4)	1.88%	1.83	%(5)	1.98	%(4)
Expenses after custodian fee reduction excluding interest and fees	1.59	%(4)	1.55%	1.49	%(5)	1.57	%(4)
Net investment income	4.69	%(4)	4.06%	3.41%		3.25	%(4)
Portfolio Turnover	25	%(8)	73%	64%		54	%(7)

(1)	For the period from the start of business, May 2, 2006, to December 31, 2006.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Annualized.

(5)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.005% of average daily net assets for the year ended December 31, 2007).

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

(7)	For the year ended December 31, 2006.

(8)	Not annualized.

See notes to financial statements

16

Eaton Vance AMT-Free Municipal Bond Fund as of June 30, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class I

	Six Months Ended		Year Ended December 31,
	June 30, 2009
	(Unaudited)		2008	2007		2006	2005	2004

Net asset value — Beginning of period	$7.670		$10.480	$11.100		$10.710	$10.690	$10.810

Income (Loss) From Operations

Net investment income(1)	$0.243		$0.484	$0.474		$0.496	$0.521	$0.589
Net realized and unrealized gain (loss)	1.217		(2.817)	(0.623)		0.383	0.032	(0.079)

Total income (loss) from operations	$1.460		$(2.333)	$(0.149)		$0.879	$0.553	$0.510

Less Distributions

From net investment income	$(0.240)		$(0.477)	$(0.471)		$(0.489)	$(0.533)	$(0.630)

Total distributions	$(0.240)		$(0.477)	$(0.471)		$(0.489)	$(0.533)	$(0.630)

Net asset value — End of period	$8.890		$7.670	$10.480		$11.100	$10.710	$10.690

Total Return(2)	19.01	%(6)	(22.88)%	(1.38)%		8.40%	5.28%	4.91%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$148,027		$123,810	$215,985		$116,465	$78,771	$71,552
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	0.59	%(3)	0.56%	0.53	%(4)	0.60%	0.64%	0.67%
Interest and fee expense(5)	0.10	%(3)	0.32%	0.31%		0.39%	0.33%	0.24%
Total expenses before custodian fee reduction	0.69	%(3)	0.88%	0.84	%(4)	0.99%	0.97%	0.91%
Expenses after custodian fee reduction excluding interest and fees	0.59	%(3)	0.55%	0.50	%(4)	0.58%	0.62%	0.66%
Net investment income	5.68	%(3)	5.02%	4.41%		4.56%	4.86%	5.54%
Portfolio Turnover	25	%(6)	73%	64%		54%	51%	36%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Annualized.

(4)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.005% of average daily net assets for the year ended December 31, 2007).

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

(6)	Not annualized.

See notes to financial statements

17

Eaton Vance AMT-Free Municipal Bond Fund as of June 30, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1   Significant Accounting Policies

Eaton Vance AMT-Free Municipal Bond Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund seeks to provide current income exempt from regular federal income tax. The Fund primarily invests in investment grade municipal obligations (those rated BBB, Baa or higher), but may also invest in lower rated obligations. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Municipal bonds and taxable obligations, if any, are generally valued on the basis of valuations furnished by a pricing vendor, as derived from such vendor’s pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, benchmark curves or information pertaining to the issuer. The pricing vendor may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Financial futures contracts and options on financial futures contracts listed on one or more exchanges are valued based on the last sale price on any exchange on which such contract is listed. Interest rate swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows are discounted to their present value using swap curves provided by electronic data services or by broker/dealers. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates market value. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. The Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in municipal obligations, which are exempt from regular federal income tax when received by the Fund, as exempt-interest dividends.

At December 31, 2008, the Fund, for federal income tax purposes, had a capital loss carryforward of $42,159,649 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on December 31, 2012

18

Eaton Vance AMT-Free Municipal Bond Fund as of June 30, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

($4,273,717), December 31, 2013 ($1,429,405), December 31, 2015 ($12,777,842) and December 31, 2016 ($23,678,685).

Additionally, at December 31, 2008, the Fund had a net capital loss of $74,236,080 attributable to security transactions incurred after October 31, 2008. This net capital loss is treated as arising on the first day of the Fund’s taxable year ending December 31, 2009.

As of June 30, 2009, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund’s federal tax returns filed in the 3-year period ended December 31, 2008 remains subject to examination by the Internal Revenue Service.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  Floating Rate Notes Issued in Conjunction with Securities Held — The Fund may invest in inverse floating rate securities, also referred to as tender option bonds (TOBs), whereby the Fund may sell a fixed rate bond to a broker for cash. At the same time, the Fund buys a residual interest in the assets and cash flows of a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), set up by the broker, often referred to as an inverse floating rate obligation (Inverse Floater). The broker deposits a fixed rate bond into the SPV with the same CUSIP number as the fixed rate bond sold to the broker by the Fund, and which may have been, but is not required to be, the fixed rate bond purchased from the Fund (the Fixed Rate Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The Inverse Floater held by the Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to tender their notes at par, and (2) to have the broker transfer the Fixed Rate Bond held by the SPV to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would pay the broker the par amount due on the Floating Rate Notes and exchange the Inverse Floater for the underlying Fixed Rate Bond. Pursuant to Financial Accounting Standards Board (FASB) Statement No. 140, “Accounting for Transfers and Servicing of Financial Assets and Extinguishment of Liabilities” (FAS 140), the Fund accounts for the transaction described above as a secured borrowing by including the Fixed Rate Bond in its Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in its Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the broker for redemption at par at each reset date. Interest expense related to the Fund’s liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the broker upon the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying bond, bankruptcy of or payment failure by the issuer of the underlying bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. At June 30, 2009, the amount of the Fund’s Floating Rate Notes outstanding and the related collateral were $93,740,000 and $125,012,465, respectively. The range of interest rates on Floating Rate Notes outstanding at June 30, 2009 was 0.23% to 0.45%.

19

Eaton Vance AMT-Free Municipal Bond Fund as of June 30, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

The Fund may enter into shortfall and forbearance agreements with the broker by which the Fund agrees to reimburse the broker, in certain circumstances, for the difference between the liquidation value of the Fixed Rate Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Fund had no exposure under shortfall and forbearance agreements as of June 30, 2009.

The Fund may also purchase Inverse Floaters from brokers in a secondary market transaction without first owning the underlying fixed rate bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to Inverse Floaters purchased in a secondary market transaction are disclosed in the Portfolio of Investments. The Fund’s investment policies and restrictions expressly permit investments in Inverse Floaters. Inverse floating rate securities typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of inverse floating rate securities are generally more volatile than that of a fixed rate bond. The Fund’s investment policies do not allow the Fund to borrow money for purposes of making investments. Management believes that the Fund’s restrictions on borrowing money and issuing senior securities (other than as specifically permitted) do not apply to Floating Rate Notes issued by the SPV and included as a liability in the Fund’s Statement of Assets and Liabilities. As secured indebtedness issued by an SPV, Floating Rate Notes are distinct from the borrowings and senior securities to which the Fund’s restrictions apply. Inverse Floaters held by the Fund are securities exempt from registration under Rule 144A of the Securities Act of 1933.

J  Financial Futures Contracts — The Fund may enter into financial futures contracts. The Fund’s investment in financial futures contracts is designed for hedging against changes in interest rates or as a substitute for the purchase of securities. Upon entering into a financial futures contract, the Fund is required to deposit with the broker, either in cash or securities an amount equal to a certain percentage of the purchase price (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. In entering such contracts, the Fund bears the risk if the counterparties do not perform under the contracts’ terms.

K  Interest Rate Swaps — The Fund may enter into interest rate swap agreements to enhance return, to hedge against fluctuations in securities prices or interest rates, or as substitution for the purchase or sale of securities. Pursuant to these agreements, the Fund makes periodic payments at a fixed interest rate and, in exchange, receives payments based on the interest rate of a benchmark industry index. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Fund is exposed to credit loss in the event of non-performance by the swap counterparty. Risk may also arise from movements in interest rates.

L  When-Issued Securities and Delayed Delivery Transactions — The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

M  Statement of Cash Flows — The cash amount shown in the Statement of Cash Flows of the Fund is the amount included in the Fund’s Statement of Assets and Liabilities and represents the cash on hand at its custodian and does not include any short-term investments.

N  Interim Financial Statements — The interim financial statements relating to June 30, 2009 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2   Distributions to Shareholders

The net investment income of the Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared

20

Eaton Vance AMT-Free Municipal Bond Fund as of June 30, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards, if any), are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3   Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for management and investment advisory services rendered to the Fund. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities) as presented in the following table and is payable monthly.

	Annual Asset	Daily Income
Daily Net Assets	Rate	Rate

Up to $500 million	0.300%	3.00%
$500 million up to $1 billion	0.275%	2.75%
$1 billion up to $1.5 billion	0.250%	2.50%
$1.5 billion up to $2 billion	0.225%	2.25%
$2 billion up to $3 billion	0.200%	2.00%
$3 billion and over	0.175%	1.75%

For the six months ended June 30, 2009, the investment adviser fee amounted to $1,664,817, representing 0.47% (annualized) of the Fund’s average daily net assets. EVM also serves as administrator of the Fund, but receives no compensation. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended June 30, 2009, EVM earned $5,156 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), the Fund’s principal underwriter and a subsidiary of EVM, received $10,883 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2009. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Except for Trustees of the Fund who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2009, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.

4   Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that the Fund will pay EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2009 amounted to $623,615 for Class A shares. The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class B and Class C Plans require the Fund to pay EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by each respective class. For the six months ended June 30, 2009, the Fund paid or accrued to EVD $82,396 and $185,238 for Class B and Class C shares, respectively, representing 0.75% (annualized) of the average daily net assets for Class B and Class C shares. At June 30, 2009, the amounts of Uncovered Distribution Charges of EVD calculated under the Class B and Class C Plans were approximately $789,000 and $3,355,000, respectively. The Class B and Class C Plans also authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class B and Class C sales commissions and distribution fees and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered

21

Eaton Vance AMT-Free Municipal Bond Fund as of June 30, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

Distribution Charges of EVD. Service fees paid or accrued for six months ended June 30, 2009 amounted to $27,465 and $61,746 for Class B and Class C shares, respectively.

5   Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within eighteen months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund’s Class B and Class C Plans. CDSCs received on Class B and Class C redemptions when no Uncovered Distribution Charges exist are credited to the Fund. For the six months ended June 30, 2009, the Fund was informed that EVD received approximately $17,000, $15,000 and $3,000 of CDSCs paid by Class A, Class B and Class C shareholders, respectively.

6   Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $244,847,643 and $193,988,502, respectively, for the six months ended June 30, 2009.

7   Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Six Months Ended
	June 30, 2009	Year Ended
Class A	(Unaudited)	December 31, 2008

Sales	9,833,289	39,442,961
Issued to shareholders electing to receive payments of distributions in Fund shares	1,133,121	2,128,740
Redemptions	(11,522,307)	(42,112,460)
Exchange from Class B shares	283,699	320,588

Net decrease	(272,198)	(220,171)

	Six Months Ended
	June 30, 2009	Year Ended
Class B	(Unaudited)	December 31, 2008

Sales	65,935	336,914
Issued to shareholders electing to receive payments of distributions in Fund shares	36,769	81,626
Redemptions	(288,732)	(992,011)
Exchange to Class A shares	(285,037)	(322,220)

Net decrease	(471,065)	(895,691)

	Six Months Ended
	June 30, 2009	Year Ended
Class C	(Unaudited)	December 31, 2008

Sales	995,250	4,805,475
Issued to shareholders electing to receive payments of distributions in Fund shares	86,496	124,256
Redemptions	(1,576,416)	(3,370,495)

Net increase (decrease)	(494,670)	1,559,236

	Six Months Ended
	June 30, 2009	Year Ended
Class I	(Unaudited)	December 31, 2008

Sales	3,262,516	9,507,470
Issued to shareholders electing to receive payments of distributions in Fund shares	144,214	284,593
Redemptions	(2,891,316)	(14,260,075)

Net increase (decrease)	515,414	(4,468,012)

22

Eaton Vance AMT-Free Municipal Bond Fund as of June 30, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

8   Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$811,271,588

Gross unrealized appreciation	$9,975,525
Gross unrealized depreciation	(79,611,270)

Net unrealized depreciation	$(69,635,745)

9   Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. At June 30, 2009, the Fund had a balance outstanding pursuant to this line of credit of $2,500,000, at an interest rate of 0.80%. The Fund did not have any significant borrowings or allocated fees during the six months ended June 30, 2009.

10   Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include financial futures contracts and interest rate swaps and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at June 30, 2009 is as follows:

Futures Contracts

					Net
Expiration			Aggregate		Unrealized
Date	Contracts	Position	Cost	Value	Depreciation

9/09	742 U.S. Treasury Bond	Short	$(86,620,105)	$(87,822,656)	$(1,202,551)

Interest Rate Swaps

		Annual
		Fixed
		Rate	Floating		Net
	Notional	Paid By	Rate Paid	Effective Date/	Unrealized
Counterparty	Amount	Fund	To Fund	Termination Date	Depreciation

JPMorgan Chase Co.	$15,737,500	4.743%	3-month USD-LIBOR-BBA	September 14, 2009/ September 14, 2039	$(1,416,623)

Merrill Lynch Capital Services, Inc.	13,275,000	4.517	3-month USD-LIBOR-BBA	December 1, 2009/ December 1, 2039	(576,350)

					$(1,992,973)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At June 30, 2009, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund adopted FASB Statement of Financial Accounting Standards No. 161 (FAS 161), “Disclosures about Derivative Instruments and Hedging Activities”, effective January 1, 2009. FAS 161 requires enhanced disclosures about an entity’s derivative and hedging activities, including qualitative disclosures about the objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk related contingent features in derivative instruments. The disclosure below includes additional information as a result of implementing FAS 161.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Fund may enter into interest rate swap contracts. The Fund may also purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

The fair values of derivative instruments (not accounted for as hedging instruments under FASB Statement of Financial Accounting Standards No. 133 (FAS 133)) and whose primary underlying risk exposure is interest rate risk at June 30, 2009 were as follows:

	Fair Value

Derivative	Asset Derivatives	Liability Derivatives(1)

Interest rate contracts	$ —	$(3,195,524)

(1)	Statement of Assets and Liabilities location: Payable for open swap contracts; Net unrealized depreciation. Amount includes cumulative unrealized depreciation on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable for variation margin.

23

Eaton Vance AMT-Free Municipal Bond Fund as of June 30, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

The effect of derivative instruments (not accounted for as hedging instruments under FAS 133) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended June 30, 2009 was as follows:

Change in Unrealized
	Realized Gain (Loss) on	Appreciation (Depreciation)
	Derivatives Recognized in	on Derivatives Recognized
Derivative	Income(1)	in Income(2)

Interest rate contracts	$198,874	$29,315,993

(1)	Statement of Operations location: Net realized gain (loss) — Financial futures contracts and swap contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) — Financial futures contracts and swap contracts.

The average notional amounts of futures contracts and interest rate swaps outstanding during the six months ended June 30, 2009 were approximately $113,200,000 and $31,127,000, respectively.

11   Fair Value Measurements

FASB Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2009, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs

Asset	(Level 1)	(Level 2)	(Level 3)	Total
Description

Tax-Exempt Investments	$—	$835,375,843	$—	$835,375,843

Total	$—	$835,375,843	$—	$835,375,843

Liabilities
Description

Futures Contracts	$(1,202,551)	$—	$—	$(1,202,551)
Interest Rate Swaps	—	(1,992,973)	—	(1,992,973)

Total	$(1,202,551)	$(1,992,973)	$—	$(3,195,524)

The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of December 31, 2008 whose fair value was determined using Level 3 inputs.

12   Review for Subsequent Events

In connection with the preparation of the financial statements of the Fund as of and for the six months ended June 30, 2009, events and transactions subsequent to June 30, 2009 through August 18, 2009, the date the financial statements were issued, have been evaluated by the Fund’s management for possible adjustment and/or disclosure. Management has not identified any subsequent events requiring financial statement disclosure as of the date these financial statements were issued.

24

Eaton Vance AMT-Free Municipal Bond Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 27, 2009, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board (formerly the Special Committee), which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held in February, March and April 2009. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;
•	Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through “soft dollar” benefits received in connection with the funds’ brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s proxy voting policies and procedures;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

25

Eaton Vance AMT-Free Municipal Bond Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF INVESTMENT ADVISORY AGREEMENT CONT’D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2009, the Board met eighteen times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, five, six, six and six times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of Eaton Vance AMT-Free Municipal Bond Fund (the “Fund”), with Eaton Vance Management (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. In particular, the Board evaluated the abilities and experience of such investment personnel in analyzing factors such as credit risk and tax efficiency. The Board noted the experience of the Adviser’s large municipal bond team, which includes portfolio managers and credit specialists. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

The Board considered the Adviser’s recommendations for Board action and other steps taken in response to the unprecedented dislocations experienced in the capital markets over recent periods, including sustained periods of high volatility, credit disruption and government intervention. In particular, the Board considered the Adviser’s efforts and expertise with respect to each of the following matters as they relate to the Fund and/or other funds within the Eaton Vance family of funds: (i) negotiating and maintaining the

26

Eaton Vance AMT-Free Municipal Bond Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF INVESTMENT ADVISORY AGREEMENT CONT’D

availability of bank loan facilities and other sources of credit used for investment purposes or to satisfy liquidity needs; (ii) establishing the fair value of securities and other instruments held in investment portfolios during periods of market volatility and issuer-specific disruptions; and (iii) the ongoing monitoring of investment management processes and risk controls.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2008 for the Fund. The Board considered the impact of extraordinary market conditions during 2008 on the Fund’s performance relative to its peer universe in light of, among other things, the Adviser’s strategy of generating current income through investments in higher quality (including insured) municipal bonds with longer maturities. On the basis of the foregoing and other relevant information, the Board concluded that, under the circumstances, the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2008, as compared to a group of similarly managed funds selected by an independent data provider.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services and the Fund’s total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Fund.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the Adviser’s profitability may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and the Fund. The Board also concluded that, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund to continue to share such benefits equitably.

27

Eaton Vance AMT-Free Municipal Bond Fund

OFFICERS AND TRUSTEES

Officers
Thomas E. Faust Jr.
President and Trustee

William H. Ahern, Jr.
Vice President

John R. Baur
Vice President

Michael A. Cirami
Vice President

Cynthia J. Clemson
Vice President

Charles B. Gaffney
Vice President

Christine M. Johnston
Vice President

Aamer Khan
Vice President

Thomas H. Luster
Vice President

Robert B. MacIntosh
Vice President

Jeffrey A. Rawlins
Vice President

Duncan W. Richardson
Vice President

Judith A. Saryan
Vice President

Susan Schiff
Vice President

Thomas Seto
Vice President

David M. Stein
Vice President

Dan R. Strelow
Vice President

Mark S. Venezia
Vice President

Adam A. Weigold
Vice President

Barbara E. Campbell
Treasurer

Maureen A. Gemma
Secretary and Chief Legal Officer

Paul M. O’Neil
Chief Compliance Officer
Trustees Ralph F. Verni Chairman Benjamin C. Esty Allen R. Freedman William H. Park Ronald A. Pearlman Helen Frame Peters Heidi L. Steiger Lynn A. Stout

28

Investment Adviser
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
PNC Global Investment Servicing
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance AMT-Free Municipal Bond Fund
Two International Place
Boston, MA 02110
This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund’s investment objective(s), risks, and charges and expenses. The Fund’s current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-262-1122.

279-8/09	MBSRC

Eaton Vance
Investment Managers

EDUCATION

Semiannual Report June 30, 2009

EATON VANCE TAX FREE RESERVES

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the “SEC”) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC’s website at www.sec.gov.

Eaton Vance Tax Free Reserves    a s    o f    J u n e    3 0,    2 0 0 9
I N V E S T M E N T    U P D A T E

Adam A. Weigold, CFA
Portfolio Manager
Economic and Market Conditions

•	During the six months ending June 30, 2009, the U.S. economy continued to contract, as unemployment rose and consumers remained cautious. However, the credit markets stabilized during the period, and that factor began to have a calming effect on investor sentiment. The U.S. economy, as measured by Gross

Domestic Product (GDP), contracted in the first and second quarters of 2009 by annualized rates of 5.5% and 1.0%, respectively, according to the U.S. Department of Commerce. Most of the major GDP components led to the contraction, which carried over from the fourth quarter of 2008, but consumer spending remained the most influential.

•	After experiencing unprecedented volatility during the latter months of 2008, the capital markets began to show improvement during the first half of 2009. One of the most significant events of the period was the federal government’s completion of “Stress Tests” for the 19 largest U.S. banks, which built confidence that the banking system was solvent and helped reduce the perception of risk. Also during the period, a number of banks began repaying their Troubled Asset Relief Program (TARP) loans.

•	During the period, the U.S. Federal Reserve (the “Fed”) kept the Federal Funds rate unchanged in a range of 0.00% to 0.25%.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

The views expressed throughout this report are those of the portfolio manager and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund. Portfolio information provided in the report may not be representative of the Fund’s current or future investments and may change due to active management.
Management Discussion

•	As a result of the steep decline in short-term interest rates, management continued its efforts to lengthen the weighted average maturity in the Fund, seeking to increase the Fund’s yield in a difficult yield environment for high-quality, short-term fixed-income securities. Management remained committed to a conservative and vigilant approach of maintaining the highest credit quality possible.

•	The Fund invests principally in dollar-denominated, high-quality, fixed-income securities, including bonds, notes and commercial paper, the interest from which is exempt from regular federal income tax.[1]

•	The Fund seeks to invest in short-term obligations that have been rated in one of the two highest short-term ratings categories by at least two nationally recognized rating services or unrated securities of comparable quality.

•	Taxes are always a concern for investors who wish to maximize their after-tax returns. A money market mutual fund investing in high-quality investments, exempt from regular federal income tax,[1] can be a sensible way to earn income, while seeking to preserve capital and maintain liquidity.

•	The Fund is a participant in the U.S. Treasury Department’s Temporary Money Market Guarantee Program (the “Program”). Under the Program, amounts of Fund shares owned by shareholders as of the close of business on September 19, 2008, are guaranteed by the U.S. Treasury against loss, subject to certain conditions. The Program expires on September 18, 2009, and may not be extended beyond that date. Although the Fund seeks to maintain a stable net asset value of $1.00 per share, it is possible to lose money by investing in the Fund. An investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

•	In addition to the Program announced by the U.S. Treasury Department in September 2008, the Fed has in place a number of programs to provide liquidity to the short-term credit markets.
[1]	A portion of the Fund’s income may be subject to federal income and/or alternative minimum tax and state or local income tax.

  1

Eaton Vance Tax Free Reserves    a s    o f    J u n e    3 0,    2 0 0 9
F U N D    P E R F O R M A N C E    A N D    P O R T F O L I O    C O M P O S I T I O N

Average Annual Total Returns1

Six Months	0.07%
One Year	0.88
Five Years	1.89
Ten Years	1.81
Life of Fund	3.09
Total Annual
Operating Expenses2

Expense Ratio	0.66%
Yield Information3,4

Current Yield For The 7-Day Period Ended 6/30/09	0.00%

Taxable Equivalent Current Yield
For The 7-Day Period Ended 6/30/09	0.00%

[1]Six-month returns are cumulative. Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (if any) with all distributions reinvested. There is no sales charge. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com. Absent a fee waiver by the investment adviser in effect for certain periods, the returns would be lower.

[2]Source: Prospectus dated 5/1/09.

[3]Past performance is no guarantee of future results. Performance is for the stated time period only; the Fund’s current yield may be lower or higher than the quoted yield. Yield quotation more closely reflects current earnings than quotations of total return. Taxable equivalent yield information assumes a Federal tax rate of 35%. For current yield information call 1-800-262-1122.

[4]The Fund’s investment adviser has voluntarily undertaken to reimburse expenses or waive fees to the extent necessary to maintain a yield of not less than zero. This undertaking may be withdrawn at any time and is subject to recoupment.

Portfolio Composition

By net assets

  2

Eaton Vance Tax Free Reserves as of June 30, 2009

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2009 – June 30, 2009).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance Tax Free Reserves

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(1/1/09)	(6/30/09)	(1/1/09 – 6/30/09)

Actual	$1,000.00	$1,000.70	$3.32	**

Hypothetical
(5% return per year before expenses)	$1,000.00	$1,021.50	$3.36	**

*	Expenses are equal to the Fund’s annualized expense ratio of 0.67% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2008.

**	Absent a fee waiver by the investment adviser, expenses would be higher.

3

Eaton Vance Tax Free Reserves as of June 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 93.6%

Principal Amount
(000’s omitted)	Security	Value

General Obligation Notes / Bonds — 14.4%

$1,300	California Communities Tax and Revenue Anticipation Note Program, 3.00%, 7/31/09	$1,302,133
200	California Economic Recovery, (FGIC), 5.25%, 1/1/10	203,993
620	Dallas County, TX, 5.25%, 8/15/09	622,258
2,500	Hartford, CT, 3.00%, 4/15/10	2,530,125
1,000	Huber Heights, OH, City School District, 2.00%, 8/18/09	1,001,119
1,000	Mecklenburg County, NC, 2.00% to 11/5/09 (Put Date), 2/1/26	1,008,429
1,000	Minnesota, 5.00%, 8/1/09	1,002,999
1,500	New Britain, CT, 3.00%, 3/30/10	1,518,808
3,000	San Bernardino County, CA, Central School District, 3.25%, 3/1/10	3,031,425
810	Wicomico County, MD, (FSA), 5.00%, 12/1/09	820,027

		$13,041,316

Revenue Notes / Bonds — 5.5%

$1,500	Fairfax County, VA, Redevelopment & Housing Authority, 4.00%, 10/1/09	$1,505,531
1,500	Georgia Municipal Gas Authority, 2.50%, 12/16/09	1,507,829
200	Sacramento, CA, Transportation Authority, 4.00%, 10/1/09	201,511
740	South Bend, IN, Community School Corporation, (FSA), 3.00%, 7/5/09	740,052
1,000	Virginia Public Building Authority, 6.00%, 8/1/09	1,003,622

		$4,958,545

Variable Rate Demand Obligations — 73.7%

$200	Athens-Clarke County, GA, Unified Government Development Authority, (University of Georgia Athletic Association), (LOC: SunTrust Bank), 0.90%, 9/1/31	$200,000
2,000	Atlanta, GA, Water & Wastewater Revenue, (Liq: Citigroup Financial Products), (BHAC), (FSA), 0.45%, 11/1/43	2,000,000
2,400	Bloomington-Normal, IL, Airport Authority, (SPA: Bank One N.A.), 0.35%, 1/1/23	2,400,000
2,600	California Housing Finance Agency, (SPA: Bank of Nova Scotia), (AMT), 0.38%, 8/1/32	2,600,000
1,000	California Pollution Control Financing Authority, (New United Motor Manufacturing, Inc.), (LOC: Bank Tokyo-Mitsubishi), (AMT), 0.45%, 4/1/18	1,000,000
1,500	Chicago, IL, (Neighborhoods Alive 21 Program), (LOC: Northern Trust Company), 0.20%, 1/1/37	1,500,000
615	Cleveland-Cuyahoga County, OH, Port Authority Cultural Facility, (Playhouse Square Foundation), (LOC: Fifth Third Bank), 3.35%, 11/15/34	615,000
2,000	Colorado Educational and Cultural Facilities Authority, (National Jewish Federation Bond Program), (LOC: Bank of America N.A.), 0.32%, 5/1/38	2,000,000
990	Colorado Educational and Cultural Facilities Authority, (YMCA of Metropolitan Denver), (LOC: Wells Fargo Bank N.A.), 0.27%, 7/1/18	990,000
795	Colorado Housing and Finance Authority, (SPA: Calyon Bank), 0.50%, 4/1/38	795,000
1,400	Connecticut Health and Educational Facilities Authority, (Bradley Health Care), (LOC: Bank of America N.A.), 0.15%, 7/1/29	1,400,000
2,050	Connecticut Health and Educational Facilities Authority, (Yale University), (LOC: Bank of America N.A.), 0.15%, 7/1/35	2,050,000
2,005	Forsyth County, NC, (SPA: Wachovia Bank N.A.), 0.32%, 3/1/25	2,005,000
300	Galveston, TX, Industrial Development Corp., (Mitchell Interests), (LOC: JPMorgan Chase Bank), (AMT), 0.56%, 9/1/13	300,000
1,630	Gwinnett County, GA, Development Authority, (Civic & Cultural Center), (SPA: Landesbank Hessen-Thuringen), 0.32%, 9/1/31	1,630,000
2,500	Highlands County, FL, Health Facilities Authority, (Adventist Health System), (LOC: SunTrust Bank), 0.32%, 11/15/12	2,500,000
1,900	Illinois Development Finance Authority, (British Home for Retired Men and Women), (LOC: LaSalle Bank N.A.), 0.40%, 11/1/27	1,900,000
1,500	Illinois Finance Authority, (Central DuPage Health), (Liq: JPMorgan Chase Bank), 0.18%, 5/1/13	1,500,000
2,000	Illinois Housing Development Authority, Homeowner Mortgage Revenue, (AMT), 1.98%, 2/1/39	2,000,000
1,000	Iowa Finance Authority, (Iowa Health System), (LOC: JPMorgan Chase Bank), 0.18%, 2/15/35	1,000,000
700	Las Vegas Valley, NV, Water District, (SPA: Dexia Credit Local), 0.70%, 6/1/36	700,000
500	Long Island, NY, Power Authority, Electric System Revenue, (LOC: State Street Bank and Trust Co.), (BHAC), (FSA), (AMBAC), 0.44%, 5/1/33	500,000
2,000	Massachusetts, (SPA: State Street Bank and Trust Co.), 0.17%, 1/1/21	2,000,000
2,500	Massachusetts Development Finance Agency, (Boston University), (LOC: Allied Irish Bank PLC), 0.18%, 10/1/42	2,500,000
2,000	Metropolitan Transportation Authority, NY, (Liq: Citigroup Financial Products), (BHAC), (FSA), 0.44%, 11/15/30	2,000,000
1,800	Miami, FL, Health Facilities Authority, (Mercy Hospital), (LOC: NationsBank N.A.), 0.28%, 8/1/20	1,800,000

See notes to financial statements

4

Eaton Vance Tax Free Reserves as of June 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal Amount
(000’s omitted)	Security	Value

Variable Rate Demand Obligations (continued)

$2,000	Nebraska Investment Finance Authority, Single Family Housing Revenue, (SPA: Federal Home Loan Bank), (AMT), 0.50%, 9/1/37	$2,000,000
1,750	Nebraska Investment Finance Authority, Single Family Housing Revenue, (SPA: Federal Home Loan Bank), (AMT), 0.50%, 9/1/38	1,750,000
1,200	New Hampshire Business Finance Authority, (Alice Peck Day Health Systems), (LOC: TD Banknorth N.A.), 0.32%, 10/1/36	1,200,000
1,960	New Hampshire Health and Education Facilities Authority, (Dartmouth College), (SPA: JPMorgan Chase Bank), 0.20%, 6/1/23	1,960,000
1,000	New Jersey Health Care Facilities Financing Authority, (Somerset Medical Center), (LOC: TD Banknorth N.A.), 0.16%, 7/1/24	1,000,000
2,500	New York, NY, Housing Development Corp., (SPA: Bank of America N.A.), (AMT), 0.23%, 5/1/13	2,500,000
990	North Carolina Capital Facilities Finance Agency, (Wake Forest University), 0.17%, 1/1/18	990,000
2,830	Odessa, TX, Water & Sewer Revenue, (Liq: Citigroup Financial Products), (BHAC), (FSA), 0.50%, 4/1/15	2,830,000
900	Pasadena, TX, Independent School District, (PSF Guaranteed), (SPA: Bank of America N.A.), 0.25%, 8/15/26	900,000
2,000	Philadelphia, PA, Gas Works Revenue, (LOC: JPMorgan Chase Bank, LOC: Bank of Nova Scotia), 0.25%, 9/1/34	2,000,000
2,000	Private Colleges and Universities Authority, GA, (Emory University), 0.12%, 9/1/35	2,000,000
2,000	Quincy, IL, (Blessing Hospital), (LOC: JPMorgan Chase Bank), 0.22%, 11/15/29	2,000,000
2,500	Sacramento County, CA, Sanitation District Financing Authority, (Sacramento Regional County Sanitation District), (LOC: Bank of America N.A.), 0.25%, 12/1/39	2,500,000
1,000	Travis County, TX, Housing Finance Corp., (Mid-America Apartments, LP), (Travis Apartments), (Liq: FNMA), 0.30%, 2/15/34	1,000,000
1,000	University of Michigan, 0.18%, 12/1/37	1,000,000
575	Vermont Educational and Health Buildings Finance Agency, (North Country Hospital and Health Center), (LOC: TD Banknorth N.A.), 0.32%, 10/1/34	575,000
865	Vermont Educational and Health Buildings Finance Agency, (Southwestern Vermont Medical Center), (LOC: TD Banknorth N.A.), 0.32%, 10/1/38	865,000

		$66,955,000

Total Tax-Exempt Investments — 93.6%
(amortized cost $84,954,861)		$84,954,861

Time Deposits — 6.6%

Principal Amount
(000’s omitted)	Description	Value

$5,998	State Street Bank and Trust Euro Time Deposit, 0.01%, 7/1/09	$5,997,590

		$5,997,590

Total Time Deposits — 6.6%
(amortized cost $5,997,590)		$5,997,590

Total Investments — 100.2%
(amortized cost $90,952,451)(1)		$90,952,451

Other Assets, Less Liabilities — (0.2)%		$(153,265)

Net Assets — 100.0%		$90,799,186

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC - Berkshire Hathaway Assurance Corp.

FGIC - Financial Guaranty Insurance Company

FNMA - Federal National Mortgage Association

FSA - Financial Security Assurance, Inc.

Liq - Liquidity Provider

LOC - Letter of Credit

PSF - Permanent School Fund

SPA - Standby Bond Purchase Agreement

(1)	Cost for federal income taxes is the same.

The stated interest rate on variable demand obligations represents the rate in effect at June 30, 2009.

At June 30, 2009, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

Illinois	12.3%
California	12.0%
Others, representing less than 10% individually	75.9%

At June 30, 2009, the concentration of the Fund’s investments in the various industries, determined as a percentage of net assets, is as follows:

Education	16.1%
Housing	15.6%
Hospital	14.8%
General Obligations	14.2%
Others, representing less than 10% individually	39.5%

See notes to financial statements

5

Eaton Vance Tax Free Reserves as of June 30, 2009

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of June 30, 2009

Assets

Investments, at amortized cost	$90,952,451
Interest receivable	310,178
Receivable for Fund shares sold	5,809
Other assets	7,590

Total assets	$91,276,028

Liabilities

Payable for Fund shares redeemed	$446,985
Payable to affiliates:
Investment adviser fee	23,295
Trustees’ fees	1,374
Accrued expenses	5,188

Total liabilities	$476,842

Net Assets for 90,817,984 shares of beneficial interest outstanding	$90,799,186

Sources of Net Assets

Paid-in capital	$90,774,651
Accumulated net realized gain	8,060
Accumulated undistributed net investment income	16,475

Total	$90,799,186

Net Asset Value, Offering Price and Redemption Price Per Share

($90,799,186 ÷ 90,817,984 shares of beneficial interest outstanding)	$1.00

Statement of Operations

For the Six Months Ended
June 30, 2009

Investment Income

Interest	$448,091

Total investment income	$448,091

Expenses

Investment adviser fee	$266,674
Trustees’ fees and expenses	3,459
Custodian fee	37,478
Transfer and dividend disbursing agent fees	4,463
Legal and accounting services	15,995
Printing and postage	5,781
Registration fees	17,380
Insurance fee	16,240
Miscellaneous	5,278

Total expenses	$372,748

Deduct —
Reduction of custodian fee	$92
Reduction of investment adviser fee	14,422

Total expense reductions	$14,514

Net expenses	$358,234

Net investment income	$89,857

Realized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$8,225

Net realized gain	$8,225

Net increase in net assets from operations	$98,082

See notes to financial statements

6

Eaton Vance Tax Free Reserves as of June 30, 2009

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

	Six Months Ended
Increase (Decrease)	June 30, 2009	Year Ended
in Net Assets	(Unaudited)	December 31, 2008

From operations —
Net investment income	$89,857	$1,360,498
Net realized gain from investment transactions	8,225	—

Net increase in net assets from operations	$98,082	$1,360,498

Distributions to shareholders —
From net investment income	$(73,382)	$(1,386,284)

Total distributions to shareholders	$(73,382)	$(1,386,284)

Transactions in shares of beneficial interest at
Net Asset Value of $1.00 per share —
Proceeds from sale of shares	$80,423,780	$239,805,503
Net asset value of shares issued to shareholders in payment of distributions declared	15,240	430,426
Cost of shares redeemed	(103,217,708)	(196,936,357)

Net increase (decrease) in net assets from Fund share transactions	$(22,778,688)	$43,299,572

Net increase (decrease) in net assets	$(22,753,988)	$43,273,786

Net Assets

At beginning of period	$113,553,174	$70,279,388

At end of period	$90,799,186	$113,553,174

Accumulated undistributed net investment income included in net assets

At end of period	$16,475	$—

See notes to financial statements

7

Eaton Vance Tax Free Reserves as of June 30, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Six Months Ended		Year Ended December 31,
	June 30, 2009
	(Unaudited)		2008	2007		2006		2005		2004

Net asset value — Beginning of period	$1.000		$1.000	$1.000		$1.000		$1.000		$1.000

Income (Loss) From Operations

Net investment income	$0.001		$0.016	$0.029		$0.027		$0.017		$0.005
Net realized and unrealized gain	—	(5)	0.001	—		—		—		—

Total income from operations	$0.001		$0.017	$0.029		$0.027		$0.017		$0.005

Less Distributions

From net investment income	$(0.001)		$(0.017)	$(0.029)		$(0.027)		$(0.017)		$(0.005)

Total distributions	$(0.001)		$(0.017)	$(0.029)		$(0.027)		$(0.017)		$(0.005)

Net asset value — End of period	$1.000		$1.000	$1.000		$1.000		$1.000		$1.000

Total Return(1)	0.07	%(4)	1.67%	2.99%		2.71%		1.67%		0.51%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$90,799		$113,553	$70,279		$38,497		$34,058		$25,594
Ratios (as a percentage of average daily net assets):
Net expenses before custodian fee reduction	0.67	%(2)(3)	0.66%	0.70	%(3)	0.77	%(3)	0.82	%(3)	0.83	%(3)
Net expenses after custodian fee reduction	0.67	%(2)(3)	0.66%	0.69	%(3)	0.69	%(3)	0.71	%(3)	0.73	%(3)
Net investment income	0.17	%(2)	1.58%	2.94%		2.68%		1.69%		0.50%

(1)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(2)	Annualized.

(3)	The investment adviser voluntarily waived a portion of its investment adviser fee (equal to 0.03%, 0.03%, 0.04%, 0.03% and less than 0.01% of average daily net assets for the six months ended June 30, 2009 and the years ended December 31, 2007, 2006, 2005 and 2004, respectively). Absent this waiver, total return would be lower.

(4)	Not annualized.

(5)	Amount is less than $0.005 per share.

See notes to financial statements

8

Eaton Vance Tax Free Reserves as of June 30, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1   Significant Accounting Policies

Eaton Vance Tax Free Reserves (the Fund) is a series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to provide as high a rate of income exempt from regular federal income tax as may be consistent with preservation of capital and maintenance of liquidity.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The Fund generally values its investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 of the 1940 Act, pursuant to which the Fund must comply with certain conditions. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, the Fund may value its investment securities based on available market quotations provided by a third party pricing service.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. The Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in municipal obligations, which are exempt from regular federal income tax when received by the Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

At December 31, 2008, the Fund, for federal income tax purposes, had a capital loss carryforward of $165 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on December 31, 2014.

As of June 30, 2009, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund’s federal tax returns filed in the 3-year period ended December 31, 2008 remains subject to examination by the Internal Revenue Service.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Interim Financial Statements — The interim financial statements relating to June 30, 2009 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

9

Eaton Vance Tax Free Reserves as of June 30, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

2    Distributions to Shareholders

The net investment income of the Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards, if any) are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3   Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for management and investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.50% of the Fund’s average daily net assets and is payable monthly. For the six months ended June 30, 2009, the investment adviser fee amounted to $266,674. Pursuant to a voluntary fee waiver, EVM waived $14,422 of its investment adviser fee for the six months ended June 30, 2009. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended June 30, 2009, EVM earned $239 in sub-transfer agent fees.

Except for Trustees of the Fund who are not members of EVM’s organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund are officers of EVM.

4   Purchases and Sales of Investments

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry or municipality. Purchases and sales (including maturities) of investments aggregated $81,985,542 and $100,828,225, respectively, for the six months ended June 30, 2009.

5   Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund).

6   Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Fund did not have any significant borrowings or allocated fees during the six months ended June 30, 2009.

7   Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

10

Eaton Vance Tax Free Reserves as of June 30, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

At June 30, 2009, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$84,954,861	$—	$84,954,861
Time Deposits	—	5,997,590	—	5,997,590

Total Investments	$—	$90,952,451	$—	$90,952,451

The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of December 31, 2008 whose fair value was determined using Level 3 inputs.

8   Temporary Guarantee Program

The Fund participates in the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds (the Guarantee Program). Under the Guarantee Program, amounts of Fund shares owned by shareholders as of the close of business on September 19, 2008 are guaranteed by the U.S. Treasury against loss in the event (i) the Fund’s market-based net asset value falls below $0.995 per share (i.e., rounds to less than $1.00 per share) and (ii) the Fund subsequently liquidates (the “guarantee event”). Upon such event, Fund shareholders who have continuously maintained a Fund account from September 19, 2008 until the guarantee event would be eligible to receive from the U.S. Treasury the difference between $1.00 per share and the Fund’s net proceeds per share upon liquidation applied to the lesser of shares held by such shareholders on September 19, 2008 or on the date of the guarantee event. Investors who became Fund shareholders after September 19, 2008, or who owned an account in the Fund on September 19, 2008 but subsequently closed their account, would not receive a payment under the Guarantee Program. To participate in the Guarantee Program, the Fund paid a fee equal to 0.010% of the value of its shares outstanding as of September 19, 2008 at $1 per share. Such fee was amortized to expense over the Guarantee Program’s initial three-month period which expired on December 18, 2008. The U.S. Treasury extended the Guarantee Program to April 30, 2009 and again to September 18, 2009. The Trustees approved the Fund’s continued participation in the Guarantee Program and the Fund paid additional premiums which were/are being amortized over the period of the applicable extension. The Guarantee Program may not be extended beyond September 18, 2009. Guarantee payments under the Guarantee Program are subject to an overall limit of approximately $50 billion for all eligible money market funds participating in the Guarantee Program.

9   Review for Subsequent Events

In connection with the preparation of the financial statements of the Fund as of and for the six months ended June 30, 2009, events and transactions subsequent to June 30, 2009 through August 14, 2009, the date the financial statements were issued, have been evaluated by the Fund’s management for possible adjustment and/or disclosure. Management has not identified any subsequent events requiring financial statement disclosure as of the date these financial statements were issued.

11

Eaton Vance Tax Free Reserves

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 27, 2009, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board (formerly the Special Committee), which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held in February, March and April 2009. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;
•	Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through “soft dollar” benefits received in connection with the funds’ brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s proxy voting policies and procedures;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

12

Eaton Vance Tax Free Reserves

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF INVESTMENT ADVISORY AGREEMENT CONT’D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2009, the Board met eighteen times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, five, six, six and six times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of Eaton Vance Tax Free Reserves (the “Fund”) with Eaton Vance Management (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board considered the Adviser’s experience in managing portfolios consisting of high quality money market instruments and short-term obligations. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

The Board considered the Adviser’s recommendations for Board action and other steps taken in response to the unprecedented dislocations experienced in the capital markets over recent periods, including sustained periods of high volatility, credit disruption and government intervention. In particular, the Board considered the Adviser’s efforts and expertise with respect to each of the following matters as they relate to the Fund and/or other funds within the Eaton Vance family of funds: (i) negotiating and maintaining the

13

Eaton Vance Tax Free Reserves

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF INVESTMENT ADVISORY AGREEMENT CONT’D

availability of bank loan facilities and other sources of credit used for investment purposes or to satisfy liquidity needs; (ii) establishing the fair value of securities and other instruments held in investment portfolios during periods of market volatility and issuer-specific disruptions; and (iii) the ongoing monitoring of investment management processes and risk controls.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three, five- and ten-year periods ended September 30, 2008 for the Fund. The Board noted that the Fund’s performance relative to its peers is affected by the Fund’s emphasis on quality and its lower proportion of securities which produce income subject to alternative minimum tax (“AMT Securities”). AMT Securities generally have higher yields than securities which produce income not subject to alternative minimum tax. On the basis of the foregoing and other relevant information, the Board concluded that, under the circumstances, the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Fund (referred to collectively as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2008, as compared to a group of similarly managed funds selected by an independent data provider.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services and the Fund’s total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser in connection with its relationship with the Fund.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the Adviser’s profitability may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and the Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the Adviser and its affiliates and the Fund can be expected to continue to share such benefits equitably.

14

Eaton Vance Tax Free Reserves

OFFICERS AND TRUSTEES

Officers
Thomas E. Faust Jr.
President and Trustee

William H. Ahern, Jr.
Vice President

John R. Baur
Vice President

Michael A. Cirami
Vice President

Cynthia J. Clemson
Vice President

Charles B. Gaffney
Vice President

Christine M. Johnston
Vice President

Aamer Khan
Vice President

Thomas H. Luster
Vice President

Robert B. MacIntosh
Vice President

Jeffrey A. Rawlins
Vice President

Duncan W. Richardson
Vice President

Judith A. Saryan
Vice President

Susan Schiff
Vice President

Thomas Seto
Vice President

David M. Stein
Vice President

Dan R. Strelow
Vice President

Mark S. Venezia
Vice President

Adam A. Weigold
Vice President

Barbara E. Campbell
Treasurer

Maureen A. Gemma
Secretary and Chief Legal Officer

Paul M. O’Neil
Chief Compliance Officer
Trustees Ralph F. Verni Chairman Benjamin C. Esty Allen R. Freedman William H. Park Ronald A. Pearlman Helen Frame Peters Heidi L. Steiger Lynn A. Stout

15

This Page Intentionally Left Blank

Investment Adviser
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
PNC Global Investment Servicing
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Tax Free Reserves
Two International Place
Boston, MA 02110
This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund’s investment objective(s), risks, and charges and expenses. The Fund’s current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-262-1122.

277-8/09	TRSRC

Eaton Vance
Investment Managers

Semiannual Report June 30, 2009

WALL ST

EATON VANCE TAX-MANAGED GROWTH FUND 1.1

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial adviser/brokerdealer, it is likely that only such adviser’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the “SEC”) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC’s website at www.sec.gov.

Eaton Vance Tax-Managed Growth Fund 1.1 as of June 30, 2009
INVESTMENT UPDATE

Economic and Market Conditions

• In some ways, the six-month period ending June 30, 2009, was a healing period for equity markets. After a dismal January and February, stocks rallied sharply as investors became more comfortable with riskier assets, encouraged by the economic “green shoots” and the improvements in many parts of the credit markets — the epicenter of the financial crisis. Many large banks and financial institutions were able to access the capital markets and did so to raise cash and strengthen their balance sheets. In addition, the federal government demonstrated a clear commitment to repair the domestic economy and financial system with a tsunami of government-sponsored programs.

•   After six consecutive quarters of negative returns, stocks generated strong returns in the second quarter of 2009 and extended the rally that began in early March. For the six months overall, the NASDAQ Composite gained 16.36%—reflecting investors’ renewed interest in technology stocks—and the S&P 500 Index increased 3.19%. Elsewhere on the capitalization spectrum, the Russell 2000 Index rose 2.64%, but the Dow Jones Industrial Average declined 2.01%.[1]
Michael A. Allison, CFA Co-Portfolio Manager Yana S. Barton, CFA Co-Portfolio Manager

•  Meanwhile, growth outperformed value across the market-cap spectrum. This dichotomy came as investors migrated from the traditional value sectors of financials and industrials to the information technology and health care sectors that are more heavily weighted in the growth benchmarks.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
Management Discussion

• Eaton Vance Tax-Managed Growth Fund 1.1 (the Fund)[2] posted a modestly positive return for the six months
Lewis R. Piantedosi Co-Portfolio Manager Duncan W. Richardson, CFA Co-Portfolio Manager
  ending June 30, 2009, but underperformed the S&P 500 Index (the “Index”) due in part to differences in sector allocation and stock selection versus the Index.

•  During the six months ending June 30, 2009, only four of the 10 economic sectors within the Index registered positive returns: information technology, materials, consumer discretionary and health care. Market leading industries for the period included automobiles, internet software and services, wireless telecommunication services, as well as life sciences tools and services. In contrast, the airlines, commercial banks and construction materials industries realized losses during the period.

Total Return Performance
12/31/08 – 6/30/09

Class A3	1.02%

Class B3	0.64

Class C3	0.68

Class I3	1.14

Class S3	1.12

S&P 500 Index[1]	3.19

Lipper Large-Cap Core Funds Classification[1]	4.83

See pages 3 and 4 for more performance information, including after-tax returns.

[1]	It is not possible to invest directly in an Index or a Lipper Classification. The Index’s total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. The Lipper total return is the average total return, at net asset value, of the funds that are in the same Lipper Classification as the Fund.

[2]	The Fund currently invests its assets in Tax-Managed Growth Portfolio, a separately registered investment company with the same objective and policies as the Fund. References to investments are to the Portfolio’s holdings.

[3]	Six-month returns are cumulative. These returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. Class I shares are offered to certain investors at net asset value.

Eaton Vance Tax-Managed Growth Fund 1.1 as of June 30, 2009
INVESTMENT UPDATE

•
During the six months ending June 30, 2009, the Fund remained overweight in the health care, industrials, consumer staples and consumer discretionary sectors, while continuing to underweight the technology, materials, energy, telecommunications and utilities sectors. The Fund benefited from its investments in the energy, telecommunication and utilities sectors. Stock selection in the energy sector lifted returns as the Fund’s investment in exploration and production stocks registered gains. The Fund’s de-emphasis of the lagging telecommunication services and utilities sectors also helped relative performance.

•
In contrast, stock selection in the information technology, financials and health care sectors detracted from relative results. Weakness among computers and peripherals and information technology services positions negatively impacted returns in technology. Within health care, a combination of an overweight position and investment selections in pharmaceuticals negatively impacted overall results. Lastly, the Fund’s above-benchmark weighting in an underperforming insurance industry was a drag on overall performance.

•	As always, we thank you for your continued confidence and participation in the Fund.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund. Portfolio information provided in the report may not be representative of the Fund’s current or future investments and may change due to active management.
Portfolio Composition

Top 10 Holdings*

By net assets

PepsiCo, Inc.	3.1%
Coca-Cola Co. (The)	2.7
Anadarko Petroleum Corp.	2.2
United Technologies Corp.	2.2
Exxon Mobil Corp.	2.1
Johnson & Johnson	2.1
Intel Corp.	2.1
International Business Machines Corp.	1.9
Pfizer, Inc.	1.8
Abbott Laboratories	1.8

*	Top 10 Holdings represented 22.0% of the Portfolio’s net assets as of 6/30/09. Excludes cash equivalents.
Sector Weightings**

By net assets

**	As a percentage of the Portfolio’s net assets as of 6/30/09. Excludes cash equivalents.

Eaton Vance Tax-Managed Growth Fund 1.1 as of June 30, 2009
FUND PERFORMANCE

Performance[1]	Class A	Class B	Class C	Class I	Class S
Share Class Symbol	ETTGX	EMTGX	ECTGX	EITMX	ESTGX

Average Annual Total Returns (at net asset value)

Six Months	1.02%	0.64%	0.68%	1.14%	1.12%
One Year	-23.01	-23.59	-23.58	-22.76	-22.86
Five Years	-2.47	-3.20	-3.21	-2.19	-2.32
Ten Years	-1.05	-1.79	-1.80	N.A.	-0.91
Life of Fund†	4.99	4.21	3.99	-0.83	-0.84

SEC Average Annual Total Returns (including sales charge or applicable CDSC)

Six Months	-4.80%	-4.36%	-0.32%	1.14%	1.12%
One Year	-27.43	-27.40	-24.34	-22.76	-22.86
Five Years	-3.62	-3.59	-3.21	-2.19	-2.32
Ten Years	-1.63	-1.79	-1.80	N.A.	-0.91
Life of Fund†	4.52	4.21	3.99	-0.83	-0.84

†	Inception Dates – Class A and Class B: 3/28/96; Class C: 8/2/96; Class I: 7/2/99; Class S: 5/14/99

[1]	Six-month returns are cumulative. Average Annual Total Returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B shares reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC returns for Class C reflect a 1% CDSC for the first year. Class I shares are offered to certain investors at net asset value.

Total Annual Operating Expenses[2]	Class A	Class B	Class C	Class I

Expense Ratio	0.86%	1.61%	1.61%	0.61%
2 Source: Prospectus dated 5/1/09.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance Tax-Managed Growth Fund 1.1 as of June 30, 2009
FUND PERFORMANCE
“Return Before Taxes” does not take into consideration shareholder taxes. It is most relevant to tax-free or tax-deferred shareholder accounts. “Return After Taxes on Distributions” reflects the impact of federal income taxes due on Fund distributions of dividends and capital gains. It is most relevant to taxpaying shareholders who continue to hold their shares. “Return After Taxes on Distributions and Sale of Fund Shares” also reflects the impact of taxes on capital gain or loss realized upon a sale of shares. It is most relevant to taxpaying shareholders who sell their shares.

Average Annual Total Returns
(For the periods ended June 30, 2009)
Returns at Net Asset Value (NAV) (Class A)

	One Year	Five Years	Ten Years

Return Before Taxes	-23.01%	-2.47%	-1.05%
Return After Taxes on Distributions	-23.25	-2.65	-1.14
Return After Taxes on Distributions and Sale of Fund Shares	-14.65	-2.05	-0.87
Returns at Public Offering Price (POP) (Class A)

	One Year	Five Years	Ten Years

Return Before Taxes	-27.43%	-3.62%	-1.63%
Return After Taxes on Distributions	-27.65	-3.79	-1.73
Return After Taxes on Distributions and Sale of Fund Shares	-17.54	-3.01	-1.36

Average Annual Total Returns
(For the periods ended June 30, 2009)
Returns at Net Asset Value (NAV) (Class C)

	One Year	Five Years	Ten Years

Return Before Taxes	-23.58%	-3.21%	-1.80%
Return After Taxes on Distributions	-23.71	-3.28	-1.84
Return After Taxes on Distributions and Sale of Fund Shares	-15.16	-2.68	-1.50
Returns at Public Offering Price (POP) (Class C)

	One Year	Five Years	Ten Years

Return Before Taxes	-24.34%	-3.21%	-1.80%
Return After Taxes on Distributions	-24.47	-3.28	-1.84
Return After Taxes on Distributions and Sale of Fund Shares	-15.65	-2.68	-1.50
Class A and Class B of the Fund commenced investment operations on 3/28/96, Class C commenced operations on 8/2/96, Class I commenced operations on 7/2/99, and Class S commenced operations on 5/14/99. Returns at Public Offering Price (POP) reflect the deduction of the maximum initial sales charge and applicable CDSC, while Returns at Net Asset Value (NAV) do not.
After-tax returns are calculated using certain assumptions. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for the same period because no taxable distributions were made during that period or because the taxable portion of distributions made during the period was insignificant. Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Average Annual Total Returns
(For the periods ended June 30, 2009)
Returns at Net Asset Value (NAV) (Class B)

	One Year	Five Years	Ten Years

Return Before Taxes	-23.59%	-3.20%	-1.79%
Return After Taxes on Distributions	-23.61	-3.21	-1.79
Return After Taxes on Distributions and Sale of Fund Shares	-15.30	-2.69	-1.50
Returns at Public Offering Price (POP) (Class B)

	One Year	Five Years	Ten Years

Return Before Taxes	-27.40%	-3.59%	-1.79%
Return After Taxes on Distributions	-27.42	-3.60	-1.79
Return After Taxes on Distributions and Sale of Fund Shares	-17.78	-3.01	-1.50

Average Annual Total Returns
(For the periods ended June 30, 2009)
Returns at Net Asset Value (NAV) (Class I)

	One Year	Five Years	Life of Fund

Return Before Taxes	-22.76%	-2.19%	-0.83%
Return After Taxes on Distributions	-23.06	-2.45	-0.97
Return After Taxes on Distributions	-14.41	-1.80	-0.68
and Sale of Fund Shares

Average Annual Total Returns
(For the periods ended June 30, 2009)
Returns at Net Asset Value (NAV) (Class S)

	One Year	Five Years	Ten Years

Return Before Taxes	-22.86%	-2.32%	-0.91%
Return After Taxes on Distributions	-23.11	-2.55	-1.04
Return After Taxes on Distributions	-14.55	-1.97	-0.78
and Sale of Fund Shares

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.eatonvance.com.

Eaton Vance Tax-Managed Growth Fund 1.1 as of June 30, 2009

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2009 – June 30, 2009).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance Tax-Managed Growth Fund 1.1

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(1/1/09)	(6/30/09)	(1/1/09 – 6/30/09)

Actual
Class A	$1,000.00	$1,010.20	$4.64
Class B	$1,000.00	$1,006.40	$8.36
Class C	$1,000.00	$1,006.80	$8.36
Class I	$1,000.00	$1,011.40	$3.34
Class S	$1,000.00	$1,011.20	$3.59

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.20	$4.66
Class B	$1,000.00	$1,016.50	$8.40
Class C	$1,000.00	$1,016.50	$8.40
Class I	$1,000.00	$1,021.50	$3.36
Class S	$1,000.00	$1,021.20	$3.61

*	Expenses are equal to the Fund’s annualized expense ratio of 0.93% for Class A shares, 1.68% for Class B shares, 1.68% for Class C shares, 0.67% for Class I shares and 0.72% for Class S shares, multiplied by the average account value over the period, multiplied by 181/365(to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2008. The Example reflects the expenses of both the Fund and the Portfolio.

Eaton Vance Tax-Managed Growth Fund 1.1 as of June 30, 2009

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of June 30, 2009

Assets

Investment in Tax-Managed Growth Portfolio, at value (identified cost $918,584,922)	$1,275,276,515
Receivable for Fund shares sold	59,474

Total assets	$1,275,335,989

Liabilities

Payable for Fund shares redeemed	$12,671,712
Payable to affiliates:
Distribution and service fees	468,097
Trustees’ fees	125
Accrued expenses	396,620

Total liabilities	$13,536,554

Net Assets	$1,261,799,435

Sources of Net Assets

Paid-in capital	$1,663,254,338
Accumulated net realized loss from Portfolio	(768,097,949)
Accumulated undistributed net investment income	9,951,453
Net unrealized appreciation from Portfolio	356,691,593

Total	$1,261,799,435

Class A Shares

Net Assets	$922,570,443
Shares Outstanding	51,721,596
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$17.84
Maximum Offering Price Per Share
(100 ÷ 94.25 of $17.84)	$18.93

Class B Shares

Net Assets	$64,675,298
Shares Outstanding	3,757,903
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$17.21

Class C Shares

Net Assets	$257,867,852
Shares Outstanding	15,931,020
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$16.19

Class I Shares

Net Assets	$360,890
Shares Outstanding	21,444
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$16.83

Class S Shares

Net Assets	$16,324,952
Shares Outstanding	905,140
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$18.04

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

Statement of Operations

For the Six Months Ended
June 30, 2009

Investment Income

Dividends allocated from Portfolio (net of foreign taxes, $279,372)	$16,549,618
Interest allocated from Portfolio	71,568
Expenses allocated from Portfolio	(2,970,731)
Miscellaneous income	40,987

Net investment income from Portfolio	$13,691,442

Expenses

Distribution and service fees
Class A	$1,100,655
Class B	405,932
Class C	1,253,832
Class S	15,211
Transfer and dividend disbursing agent fees	845,638
Printing and postage	82,311
Registration fees	30,203
Trustees’ fees and expenses	250
Custodian fee	17,138
Legal and accounting services	10,448
Miscellaneous	200,623

Total expenses	$3,962,241

Net investment income	$9,729,201

Realized and Unrealized Gain (Loss) from Portfolio

Net realized gain (loss) —
Investment transactions(1)	$20,674,461
Foreign currency transactions	4,414

Net realized gain	$20,678,875

Change in unrealized appreciation (depreciation) —
Investments	$(31,916,988)
Foreign currency transactions	1,493

Net change in unrealized appreciation (depreciation)	$(31,915,495)

Net realized and unrealized loss	$(11,236,620)

Net decrease in net assets from operations	$(1,507,419)

(1)	Includes net realized gains of $34,825,032 from redemptions in-kind.

See notes to financial statements

Eaton Vance Tax-Managed Growth Fund 1.1 as of June 30, 2009

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

	Six Months Ended
Increase (Decrease)	June 30, 2009	Year Ended
in Net Assets	(Unaudited)	December 31, 2008

From operations —
Net investment income	$9,729,201	$24,471,174
Net realized gain from investment transactions and foreign currency transactions	20,678,875	98,595,841
Net change in unrealized appreciation (depreciation) from investments and foreign currency	(31,915,495)	(918,233,193)

Net decrease in net assets from operations	$(1,507,419)	$(795,166,178)

Distributions to shareholders —
From net investment income
Class A	$—	$(20,102,624)
Class B	—	(239,745)
Class C	—	(3,238,756)
Class I	—	(8,393)
Class S	—	(382,576)

Total distributions to shareholders	$—	$(23,972,094)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$2,803,112	$9,937,000
Class B	773,441	2,468,159
Class C	1,415,312	4,843,999
Class I	122,738,156	353,282,394
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	—	16,165,901
Class B	—	197,589
Class C	—	2,385,037
Class I	—	8,393
Class S	—	15,507
Cost of shares redeemed
Class A	(101,610,283)	(271,674,722)
Class B	(8,386,615)	(57,596,998)
Class C	(28,892,503)	(89,151,916)
Class I	(126,660,594)	(365,088,562)
Class S	(1,843,901)	(2,809,032)
Net asset value of shares exchanged
Class A	38,302,771	140,070,739
Class B	(38,302,771)	(140,070,739)

Net decrease in net assets from Fund share transactions	$(139,663,875)	$(397,017,251)

Net decrease in net assets	$(141,171,294)	$(1,216,155,523)

	Six Months Ended
	June 30, 2009	Year Ended
Net Assets	(Unaudited)	December 31, 2008

At beginning of period	$1,402,970,729	$2,619,126,252

At end of period	$1,261,799,435	$1,402,970,729

Accumulated undistributed net investment income included in net assets

At end of period	$9,951,453	$222,252

See notes to financial statements

Eaton Vance Tax-Managed Growth Fund 1.1 as of June 30, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class A

	Six Months Ended		Year Ended December 31,
	June 30, 2009
	(Unaudited)		2008	2007	2006		2005		2004

Net asset value — Beginning of period	$17.660		$26.930	$26.130	$23.310		$22.550		$20.800

Income (loss) from operations

Net investment income(1)	$0.146		$0.333	$0.315	$0.258		$0.197		$0.175
Net realized and unrealized gain (loss)	0.034		(9.236)	0.819	2.839		0.772		1.757

Total income (loss) from operations	$0.180		$(8.903)	$1.134	$3.097		$0.969		$1.932

Less distributions

From net investment income	$—		$(0.367)	$(0.332)	$(0.277)		$(0.209)		$(0.182)
Tax return of capital	—		—	(0.002)	(0.000	)(2)	—		—

Total distributions	$—		$(0.367)	$(0.334)	$(0.277)		$(0.209)		$(0.182)

Net asset value — End of period	$17.840		$17.660	$26.930	$26.130		$23.310		$22.550

Total Return(3)	1.02	%(10)	(33.40)%	4.32%	13.28%		4.29%		9.30%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$922,570		$979,380	$1,624,818	$1,491,828		$1,097,719		$1,024,002
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)	0.93	%(6)	0.86%	0.82%	0.80%		0.83	%(7)	0.80	%(7)
Net investment income	1.78	%(6)	1.45%	1.16%	1.05%		0.87%		0.82%
Portfolio Turnover of the Tax-Managed Growth Portfolio(8)	2	%(10)	1%	2%	1%		0	%(9)	3%

(1)	Computed using average shares outstanding.

(2)	Less than $0.001 per share.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)	The investment adviser waived a portion of its investment adviser fee equal to less than 0.01% of average daily net assets for the years ended December 31, 2005 and 2004.

(8)	Excludes the value of portfolio securities contributed or distributed as a result of in-kind shareholder transactions. The Portfolio Turnover including in-kind contributions and distributions of securities was 2%, 3%, 6%, 7%, 6% and 10% for the six months ended June 30, 2009 and the five preceding calendar years, respectively.

(9)	Amounts to less than 1%.

(10)	Not annualized.

See notes to financial statements

Eaton Vance Tax-Managed Growth Fund 1.1 as of June 30, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class B

	Six Months Ended		Year Ended December 31,
	June 30, 2009
	(Unaudited)		2008	2007		2006		2005		2004

Net asset value — Beginning of period	$17.100		$25.780	$24.920		$22.170		$21.430		$19.760

Income (loss) from operations

Net investment income(1)	$0.081		$0.145	$0.103		$0.065		$0.025		$0.012
Net realized and unrealized gain (loss)	0.029		(8.789)	0.781		2.690		0.721		1.667

Total income (loss) from operations	$0.110		$(8.644)	$0.884		$2.755		$0.746		$1.679

Less distributions

From net investment income	$—		$(0.036)	$(0.024)		$(0.005)		$(0.006)		$(0.009)
Tax return of capital	—		—	(0.000	)(2)	(0.000	)(2)	—		—

Total distributions	$—		$(0.036)	$(0.024)		$(0.005)		$(0.006)		$(0.009)

Net asset value — End of period	$17.210		$17.100	$25.780		$24.920		$22.170		$21.430

Total Return(3)	0.64	%(10)	(33.53)%	3.55%		12.43%		3.48%		8.50%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$64,675		$115,096	$405,461		$805,778		$1,408,499		$1,991,318
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)	1.68	%(6)	1.61%	1.57%		1.55%		1.58	%(7)	1.55	%(7)
Net investment income	1.03	%(6)	0.64%	0.40%		0.28%		0.12%		0.06%
Portfolio Turnover of the Tax-Managed Growth Portfolio(8)	2	%(10)	1%	2%		1%		0	%(9)	3%

(1)	Computed using average shares outstanding.

(2)	Less than $0.001 per share.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)	The investment adviser waived a portion of its investment adviser fee equal to less than 0.01% of average daily net assets for the years ended December 31, 2005 and 2004.

(8)	Excludes the value of portfolio securities contributed or distributed as a result of in-kind shareholder transactions. The Portfolio Turnover including in-kind contributions and distributions of securities was 2%, 3%, 6%, 7%, 6% and 10% for the six months ended June 30, 2009 and the five preceding calendar years, respectively.

(9)	Amounts to less than 1%.

(10)	Not annualized.

See notes to financial statements

Eaton Vance Tax-Managed Growth Fund 1.1 as of June 30, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class C

	Six Months Ended		Year Ended December 31,
	June 30, 2009
	(Unaudited)		2008	2007	2006		2005		2004

Net asset value — Beginning of period	$16.080		$24.480	$23.780	$21.240		$20.560		$18.970

Income (loss) from operations

Net investment income(1)	$0.077		$0.144	$0.100	$0.065		$0.024		$0.013
Net realized and unrealized gain (loss)	0.033		(8.362)	0.738	2.571		0.696		1.602

Total income (loss) from operations	$0.110		$(8.218)	$0.838	$2.636		$0.720		$1.615

Less distributions

From net investment income	$—		$(0.182)	$(0.137)	$(0.096)		$(0.040)		$(0.025)
Tax return of capital	—		—	(0.001)	(0.000	)(2)	—		—

Total distributions	$—		$(0.182)	$(0.138)	$(0.096)		$(0.040)		$(0.025)

Net asset value — End of period	$16.190		$16.080	$24.480	$23.780		$21.240		$20.560

Total Return(3)	0.68	%(10)	(33.56)%	3.52%	12.41%		3.50%		8.52%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$257,868		$286,459	$538,593	$597,399		$634,290		$744,512
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)	1.68	%(6)	1.61%	1.57%	1.55%		1.58	%(7)	1.55	%(7)
Net investment income	1.03	%(6)	0.69%	0.41%	0.29%		0.12%		0.07%
Portfolio Turnover of the Tax-Managed Growth Portfolio(8)	2	%(10)	1%	2%	1%		0	%(9)	3%

(1)	Computed using average shares outstanding.

(2)	Less than $0.001 per share.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)	The investment adviser waived a portion of its investment adviser fee equal to less than 0.01% of average daily net assets for the years ended December 31, 2005 and 2004.

(8)	Excludes the value of portfolio securities contributed or distributed as a result of in-kind shareholder transactions. The Portfolio Turnover including in-kind contributions and distributions of securities was 2%, 3%, 6%, 7%, 6% and 10% for the six months ended June 30, 2009 and the five preceding calendar years, respectively.

(9)	Amounts to less than 1%.

(10)	Not annualized.

See notes to financial statements

Eaton Vance Tax-Managed Growth Fund 1.1 as of June 30, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class I

	Six Months Ended		Year Ended December 31,
	June 30, 2009
	(Unaudited)		2008	2007	2006		2005		2004

Net asset value — Beginning of period	$16.640		$25.400	$24.630	$21.990		$21.290		$19.860

Income (loss) from operations

Net investment income(1)	$0.141		$0.250	$0.286	$0.240		$0.238		$0.219
Net realized and unrealized gain (loss)	0.049		(8.580)	0.885	2.732		0.726		1.685

Total income (loss) from operations	$0.190		$(8.330)	$1.171	$2.972		$0.964		$1.904

Less distributions

From net investment income	$—		$(0.430)	$(0.399)	$(0.332)		$(0.264)		$(0.474)
Tax return of capital	—		—	(0.002)	(0.000	)(2)	—		—

Total distributions	$—		$(0.430)	$(0.401)	$(0.332)		$(0.264)		$(0.474)

Net asset value — End of period	$16.830		$16.640	$25.400	$24.630		$21.990		$21.290

Total Return(3)	1.14	%(10)	(32.77)%	4.73%	13.51%		4.52%		9.58%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$361		$4,002	$19,344	$18,150		$644		$709
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)	0.67	%(6)	0.61%	0.58%	0.55%		0.58	%(7)	0.55	%(7)
Net investment income	1.85	%(6)	1.19%	1.12%	1.00%		1.12%		1.08%
Portfolio Turnover of the Tax-Managed Growth Portfolio(8)	2	%(10)	1%	2%	1%		0	%(9)	3%

(1)	Computed using average shares outstanding.

(2)	Less than $0.001 per share.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)	The investment adviser waived a portion of its investment adviser fee equal to less than 0.01% of average daily net assets for the years ended December 31, 2005 and 2004.

(8)	Excludes the value of portfolio securities contributed or distributed as a result of in-kind shareholder transactions. The Portfolio Turnover including in-kind contributions and distributions of securities was 2%, 3%, 6%, 7%, 6% and 10% for the six months ended June 30, 2009 and the five preceding calendar years, respectively.

(9)	Amounts to less than 1%.

(10)	Not annualized.

See notes to financial statements

Eaton Vance Tax-Managed Growth Fund 1.1 as of June 30, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class S

	Six Months Ended		Year Ended December 31,
	June 30, 2009
	(Unaudited)		2008	2007	2006		2005		2004

Net asset value — Beginning of period	$17.840		$27.170	$26.330	$23.470		$22.680		$20.880

Income (loss) from operations

Net investment income(1)	$0.164		$0.372	$0.354	$0.288		$0.235		$0.211
Net realized and unrealized gain (loss)	0.036		(9.323)	0.830	2.852		0.772		1.779

Total income (loss) from operations	$0.200		$(8.951)	$1.184	$3.140		$1.007		$1.990

Less distributions

From net investment income	$—		$(0.379)	$(0.342)	$(0.280)		$(0.217)		$(0.190)
Tax return of capital	—		—	(0.002)	(0.000	)(2)	—		—

Total distributions	$—		$(0.379)	$(0.344)	$(0.280)		$(0.217)		$(0.190)

Net asset value — End of period	$18.040		$17.840	$27.170	$26.330		$23.470		$22.680

Total Return(3)	1.12	%(10)	(32.93)%	4.48%	13.37%		4.43%		9.54%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$16,325		$18,033	$30,910	$33,127		$32,946		$34,158
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)	0.72	%(6)	0.71%	0.68%	0.68%		0.66	%(7)	0.64	%(7)
Net investment income	1.97	%(6)	1.60%	1.29%	1.17%		1.04%		0.99%
Portfolio Turnover of the Tax-Managed Growth Portfolio(8)	2	%(10)	1%	2%	1%		0	%(9)	3%

(1)	Computed using average shares outstanding.

(2)	Less than $0.001 per share.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)	The investment adviser waived a portion of its investment adviser fee equal to less than 0.01% of average daily net assets for the years ended December 31, 2005 and 2004.

(8)	Excludes the value of portfolio securities contributed or distributed as a result of in-kind shareholder transactions. The Portfolio Turnover including in-kind contributions and distributions of securities was 2%, 3%, 6%, 7%, 6% and 10% for the six months ended June 30, 2009 and the five preceding calendar years, respectively.

(9)	Amounts to less than 1%.

(10)	Not annualized.

See notes to financial statements

Eaton Vance Tax-Managed Growth Fund 1.1 as of June 30, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1   Significant Accounting Policies

Eaton Vance Tax-Managed Growth Fund 1.1 (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers five classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class S shares were issued in connection with the acquisition of a private investment company and are exempt from registration under the Securities Act of 1933. Effective March 30, 2001, the Fund was closed to new accounts. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Tax-Managed Growth Portfolio (the Portfolio), a New York trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (14.4% at June 30, 2009). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At December 31, 2008, the Fund, for federal income tax purposes, had a capital loss carryforward of $86,165,890 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on December 31, 2010.

As of December 31, 2008 the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund’s federal tax returns filed in the 3-year period ended December 31, 2008 remains subject to examination by the Internal Revenue Service.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with

Eaton Vance Tax-Managed Growth Fund 1.1 as of June 30, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

I  Interim Financial Statements — The interim financial statements relating to June 30, 2009 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2   Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3   Transactions with Affiliates

Eaton Vance Management (EVM) serves as the administrator to the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended June 30, 2009, EVM earned $16,727 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $8,055 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2009. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Except for Trustees of the Fund and the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4   Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that the Fund will pay EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2009 amounted to $1,100,655 for Class A shares. The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class B and Class C Plans require the Fund to pay EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by each respective class. For the six months ended June 30, 2009, the Fund paid or accrued to EVD $304,449 and $940,374 for Class B and Class C shares, respectively, representing 0.75% of the average daily net assets for Class B and Class C shares. At June 30, 2009, the amount of Uncovered Distribution Charges of EVD calculated under the Class B and Class C Plans were approximately $35,595,000 and $100,113,000 respectively. The Class B and Class C Plans also authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD

Eaton Vance Tax-Managed Growth Fund 1.1 as of June 30, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended June 30, 2009 amounted to $101,483 and $313,458 for Class B and Class C shares, respectively. Pursuant to a servicing agreement, the Fund pays EVD a service fee of 0.20% per annum of its average daily net assets attributable to Class S shares, one-half of which is paid by EVD to a subagent. Service fees paid or accrued for the six months ended June 30, 2009 amounted to $15,211 for Class S shares.

5   Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund’s Class B and Class C Plans. CDSCs received on Class B and Class C redemptions when no Uncovered Distribution Charges exist are credited to the Fund. For the six months ended June 30, 2009, the Fund was informed that EVD received approximately $1,991, $33,000 and $1,000 of CDSC’s paid by Class A, Class B and Class C shareholders, respectively.

6   Investment Transactions

For the six months ended June 30, 2009, increases and decreases in the Fund’s investment in the Portfolio aggregated $131,290,283 and $268,242,791, respectively. Decreases in the Fund’s investment in the Portfolio include distributions of common stock as the result of redemptions in-kind of $112,417,017.

7   Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Sales and redemptions of Class I shares include shares purchased and redeemed in connection with the ReFlow liquidity program, a program designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Transactions in Fund shares were as follows:

	Six Months Ended
	June 30, 2009	Year Ended
Class A	(Unaudited)	December 31, 2008

Sales	147,212	468,007
Issued to shareholders electing to receive payments of distributions in Fund shares		927,985
Redemptions	(6,293,148)	(12,455,336)
Exchange from Class B shares	2,399,727	6,188,418

Net decrease	(3,746,209)	(4,870,926)

	Six Months Ended
	June 30, 2009	Year Ended
Class B	(Unaudited)	December 31, 2008

Sales	47,236	116,640
Issued to shareholders electing to receive payments of distributions in Fund shares		11,712
Redemptions	(537,586)	(2,637,114)
Exchange to Class A shares	(2,481,877)	(6,488,594)

Net decrease	(2,972,227)	(8,997,356)

	Six Months Ended
	June 30, 2009	Year Ended
Class C	(Unaudited)	December 31, 2008

Sales	87,107	245,993
Issued to shareholders electing to receive payments of distributions in Fund shares		150,285
Redemptions	(1,968,459)	(4,583,106)

Net decrease	(1,881,352)	(4,186,828)

	Six Months Ended
	June 30, 2009	Year Ended
Class I	(Unaudited)	December 31, 2008

Sales	8,032,824	16,924,054
Issued to shareholders electing to receive payments of distributions in Fund shares		511
Redemptions	(8,251,843)	(17,445,660)

Net decrease	(219,019)	(521,095)

	Six Months Ended
	June 30, 2009	Year Ended
Class S	(Unaudited)	December 31, 2008

Issued to shareholders electing to receive payments of distributions in Fund shares	—	881
Redemptions	(105,975)	(127,330)

Net decrease	(105,975)	(126,449)

Eaton Vance Tax-Managed Growth Fund 1.1 as of June 30, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

8   Review of Subsequent Events

In connection with the preparation of the financial statements of the Fund as of and for the six months ended June 30, 2009, events and transactions subsequent to June 30, 2009 through August 19, 2009, the date the financial statements were issued, have been evaluated by the Fund management for possible adjustment and/or disclosure. Management has not identified any subsequent events requiring financial statement disclosure as of the date these financial statements were issued.

Tax-Managed Growth Portfolio as of June 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.7%

Security	Shares	Value

Aerospace & Defense — 4.1%

Boeing Co. (The)	962,677	$40,913,772
General Dynamics Corp.	473,021	26,200,633
Honeywell International, Inc.	293,134	9,204,408
ITT Corp.	8,428	375,046
Lockheed Martin Corp.	19,800	1,596,870
Northrop Grumman Corp.	1,911,491	87,316,909
Raytheon Co.	58,153	2,583,738
Rockwell Collins, Inc.	147,928	6,173,035
United Technologies Corp.	3,669,638	190,674,390

		$365,038,801

Air Freight & Logistics — 2.1%

CH Robinson Worldwide, Inc.	79,531	$4,147,542
FedEx Corp.	1,156,039	64,298,889
United Parcel Service, Inc., Class B	2,345,582	117,255,644

		$185,702,075

Auto Components — 0.2%

Johnson Controls, Inc.	740,109	$16,075,167
WABCO Holdings, Inc.	10,472	185,354

		$16,260,521

Automobiles — 0.0%

DaimlerChrysler AG	17,284	$626,891
Harley-Davidson, Inc.	133,800	2,168,898

		$2,795,789

Beverages — 6.3%

Brown-Forman Corp., Class A	395,597	$18,240,978
Brown-Forman Corp., Class B	162,698	6,992,760
Coca-Cola Co. (The)	4,966,257	238,330,673
Coca-Cola Enterprises, Inc.	676,420	11,262,393
Molson Coors Brewing Co., Class B	186,000	7,873,380
PepsiCo, Inc.	4,999,204	274,756,252

		$557,456,436

Biotechnology — 2.1%

Amgen, Inc.(1)	2,926,245	$154,915,410
Biogen Idec, Inc.(1)	211,217	9,536,448
Genzyme Corp.(1)	242,616	13,506,433
Gilead Sciences, Inc.(1)	250,207	11,719,696

		$189,677,987

Building Products — 0.1%

Masco Corp.	495,795	$4,749,716

		$4,749,716

Capital Markets — 3.9%

Ameriprise Financial, Inc.	74,205	$1,800,955
Bank of New York Mellon Corp. (The)	898,209	26,326,506
Charles Schwab Corp. (The)	746,547	13,094,434
Credit Suisse Group	155,136	7,107,710
E*Trade Financial Corp.(1)	45,935	58,797
Federated Investors, Inc., Class B	293,517	7,070,825
Franklin Resources, Inc.	539,468	38,847,091
Goldman Sachs Group, Inc.	557,466	82,192,787
Legg Mason, Inc.	104,784	2,554,634
Morgan Stanley	2,845,926	81,137,350
Northern Trust Corp.	715,649	38,416,038
Piper Jaffray Cos., Inc.(1)	3,074	134,242
State Street Corp.	531,412	25,082,646
T. Rowe Price Group, Inc.	341,862	14,245,390
UBS AG(1)	142,246	1,736,824
Waddell & Reed Financial, Inc., Class A	273,635	7,215,755

		$347,021,984

Chemicals — 1.1%

Ashland, Inc.	32,385	$908,399
Dow Chemical Co. (The)	148,877	2,402,875
E.I. Du Pont de Nemours & Co.	1,015,645	26,020,825
Ecolab, Inc.	414,911	16,177,380
Monsanto Co.	29,739	2,210,797
PPG Industries, Inc.	4,400	193,160
Sigma-Aldrich Corp.	1,005,326	49,823,957

		$97,737,393

Commercial Banks — 2.8%

Banco Bilbao Vizcaya Argentaria SA ADR	33,439	$419,994
Bank of Hawaii Corp.	616	22,071
Bank of Montreal	33,047	1,392,931
BB&T Corp.	1,047,133	23,015,983
City National Corp.	143,260	5,276,266
Comerica, Inc.	242,026	5,118,850
Fifth Third Bancorp	1,622,709	11,521,234

See notes to financial statements

Tax-Managed Growth Portfolio as of June 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Security	Shares	Value

Commercial Banks (continued)

First Horizon National Corp.(1)	68,969	$827,629
HSBC Holdings PLC	220,592	1,840,572
HSBC Holdings PLC ADR	103,266	4,313,421
KeyCorp	180,824	947,518
M&T Bank Corp.	50,799	2,587,193
Marshall & Ilsley Corp.	158,431	760,469
PNC Financial Services Group, Inc.	56,724	2,201,458
Regions Financial Corp.	544,581	2,200,107
Royal Bank of Canada	552,816	22,582,534
Societe Generale	859,936	47,202,281
SunTrust Banks, Inc.	330,474	5,436,297
Synovus Financial Corp.	240,827	720,073
Toronto-Dominion Bank	17,915	926,385
Trustmark Corp.	205,425	3,968,811
U.S. Bancorp	3,001,825	53,792,704
Wells Fargo & Co.	2,029,150	49,227,179
Westamerica Bancorporation	1,968	97,632
Zions Bancorporation	63,409	733,008

		$247,132,600

Commercial Services & Supplies — 0.2%

Avery Dennison Corp.	56,594	$1,453,334
Cintas Corp.	217,220	4,961,305
HNI Corp.	291,437	5,263,352
Pitney Bowes, Inc.	27,887	611,562
Republic Services, Inc.	270,000	6,590,700
Waste Management, Inc.	108,828	3,064,596

		$21,944,849

Communications Equipment — 3.8%

Alcatel SA ADR(1)	2	$5
Cisco Systems, Inc.(1)	7,325,059	136,539,100
Juniper Networks, Inc.(1)	109,780	2,590,808
Motorola, Inc.	1,151,307	7,633,165
Nokia Oyj ADR	1,721,613	25,101,118
QUALCOMM, Inc.	3,172,806	143,410,831
Telefonaktiebolaget LM Ericsson ADR	1,750,000	17,115,000

		$332,390,027

Computers & Peripherals — 3.8%

Apple, Inc.(1)	291,506	$41,519,200
Dell, Inc.(1)	4,062,859	55,783,054
EMC Corp.(1)	1,738,992	22,780,795
Hewlett-Packard Co.	1,120,064	43,290,474
International Business Machines Corp.	1,579,269	164,907,269
Lexmark International, Inc., Class A(1)	34,181	541,769
NetApp, Inc.(1)	417,589	8,234,855

		$337,057,416

Construction & Engineering — 0.0%

Jacobs Engineering Group, Inc.(1)	64,781	$2,726,632

		$2,726,632

Construction Materials — 0.1%

CRH PLC	157,939	$3,617,015
Vulcan Materials Co.	201,862	8,700,252

		$12,317,267

Consumer Finance — 0.3%

American Express Co.	421,354	$9,792,267
Capital One Financial Corp.	407,705	8,920,585
Discover Financial Services	1,105,050	11,348,864
SLM Corp.(1)	11,082	113,812

		$30,175,528

Containers & Packaging — 0.1%

Bemis Co., Inc.	133,186	$3,356,287
Temple-Inland, Inc.	90,660	1,189,459

		$4,545,746

Distributors — 0.1%

Genuine Parts Co.	188,424	$6,323,509

		$6,323,509

Diversified Consumer Services — 0.3%

Apollo Group, Inc., Class A(1)	10,887	$774,283
H&R Block, Inc.	1,509,999	26,017,283

		$26,791,566

Diversified Financial Services — 1.5%

Bank of America Corp.	1,764,352	$23,289,446
Citigroup, Inc.	119,611	355,245
CME Group, Inc.	12,251	3,811,409
ING Groep NV ADR	191,170	1,938,464
IntercontinentalExchange, Inc.(1)	13,162	1,503,627
JPMorgan Chase & Co.	2,770,760	94,510,624

See notes to financial statements

Tax-Managed Growth Portfolio as of June 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Security	Shares	Value

Diversified Financial Services (continued)

Moody’s Corp.	319,602	$8,421,513
PHH Corp.(1)	19,961	362,891

		$134,193,219

Diversified Telecommunication Services — 1.4%

AT&T, Inc.	1,529,742	$37,998,791
Deutsche Telekom AG ADR	1,759,603	20,763,315
Embarq Corp.	10,156	427,161
Fairpoint Communications, Inc.	5,860	3,516
McLeod USA, Inc., Class A(1)(2)	947	0
Telefonos de Mexico SA de CV ADR	1,356,196	21,983,937
Telmex Internacional SAB de CV ADR	1,827,270	23,114,965
Verizon Communications, Inc.	491,331	15,098,602
Windstream Corp.	348,026	2,909,497

		$122,299,784

Electric Utilities — 0.7%

Duke Energy Corp.	418,491	$6,105,784
Exelon Corp.	1,011,736	51,811,001
Southern Co. (The)	68,451	2,132,933

		$60,049,718

Electrical Equipment — 0.9%

Emerson Electric Co.	2,282,090	$73,939,716
Rockwell Automation, Inc.	125,000	4,015,000
Sunpower Corp., Class B(1)	14,465	346,437

		$78,301,153

Electronic Equipment, Instruments & Components — 0.6%

Agilent Technologies, Inc.(1)	456,730	$9,276,186
Corning, Inc.	2,468,521	39,644,447
Flextronics International, Ltd.(1)	161,054	661,932
National Instruments Corp.	35,783	807,264
Tyco Electronics, Ltd.	10,142	188,540

		$50,578,369

Energy Equipment & Services — 1.1%

Baker Hughes, Inc.	136,681	$4,980,656
Halliburton Co.	846,488	17,522,302
Schlumberger, Ltd.	1,172,630	63,451,009
Transocean, Ltd.(1)	196,993	14,634,610

		$100,588,577

Food & Staples Retailing — 3.4%

Costco Wholesale Corp.	913,115	$41,729,355
CVS Caremark Corp.	2,406,362	76,690,757
Kroger Co. (The)	549,704	12,120,973
Safeway, Inc.	197,619	4,025,499
Sysco Corp.	1,777,682	39,962,291
Walgreen Co.	959,609	28,212,505
Wal-Mart Stores, Inc.	2,024,966	98,089,353

		$300,830,733

Food Products — 2.4%

Archer-Daniels-Midland Co.	1,574,460	$42,148,294
Campbell Soup Co.	54,780	1,611,628
ConAgra Foods, Inc.	184,395	3,514,569
Del Monte Foods Co.	17,418	163,381
General Mills, Inc.	27,469	1,538,813
Hershey Co. (The)	518,481	18,665,316
H.J. Heinz Co.	122,700	4,380,390
J.M. Smucker Co. (The)	71	3,455
Kellogg Co.	5,556	258,743
Kraft Foods, Inc., Class A	292,253	7,405,691
Nestle SA	2,750,000	103,835,730
Sara Lee Corp.	2,415,938	23,579,555
Unilever NV	72,175	1,745,191

		$208,850,756

Health Care Equipment & Supplies — 1.3%

Baxter International, Inc.	244,090	$12,927,006
Becton, Dickinson & Co.	63,708	4,543,017
Boston Scientific Corp.(1)	437,359	4,434,820
Covidien Plc	193,828	7,256,920
Hospira, Inc.(1)	53,467	2,059,549
Medtronic, Inc.	1,770,196	61,762,138
St. Jude Medical, Inc.(1)	123,338	5,069,192
Stryker Corp.	166,379	6,611,901
Zimmer Holdings, Inc.(1)	240,888	10,261,829

		$114,926,372

Health Care Providers & Services — 1.6%

AmerisourceBergen Corp.	709,236	$12,581,847
Cardinal Health, Inc.	1,334,940	40,782,417
CIGNA Corp.	49,467	1,191,660
Express Scripts, Inc.(1)	196,994	13,543,337
Henry Schein, Inc.(1)	840,737	40,313,339
IMS Health, Inc.	56,530	717,931
McKesson Corp.	6,462	284,328

See notes to financial statements

Tax-Managed Growth Portfolio as of June 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Security	Shares	Value

Health Care Providers & Services (continued)

Medco Health Solutions, Inc.(1)	231,885	$10,576,275
PharMerica Corp.(1)	30,682	602,288
UnitedHealth Group, Inc.	201,101	5,023,503
WellPoint, Inc.(1)	392,174	19,957,735

		$145,574,660

Hotels, Restaurants & Leisure — 1.4%

Carnival Corp., Unit	540,866	$13,938,117
Darden Restaurants, Inc.	147,345	4,859,438
International Game Technology	459,500	7,306,050
Interval Leisure Group, Inc.(1)	85,966	801,203
Marriott International, Inc., Class A	398,671	8,798,662
McDonald’s Corp.	883,066	50,767,464
Starbucks Corp.(1)	2,222,271	30,867,344
Wyndham Worldwide Corp.	79,842	967,685
Yum! Brands, Inc.	246,105	8,205,141

		$126,511,104

Household Durables — 0.1%

D.R. Horton, Inc.	417,028	$3,903,382
Fortune Brands, Inc.	115,478	4,011,706
Leggett & Platt, Inc.	315,903	4,811,203
Newell Rubbermaid, Inc.	49,838	518,814

		$13,245,105

Household Products — 2.6%

Clorox Co. (The)	31,145	$1,738,825
Colgate-Palmolive Co.	682,978	48,313,864
Energizer Holdings, Inc.(1)	76,555	3,999,233
Kimberly-Clark Corp.	530,925	27,836,398
Procter & Gamble Co.	2,864,307	146,366,088

		$228,254,408

Independent Power Producers & Energy Traders — 0.0%

AES Corp. (The)(1)	133,519	$1,550,156

		$1,550,156

Industrial Conglomerates — 1.7%

3M Co.	932,917	$56,068,312
General Electric Co.	8,259,403	96,800,203
Textron, Inc.	18,236	176,160
Tyco International, Ltd.	23,014	597,904

		$153,642,579

Insurance — 3.3%

Aegon NV ADR	5,178,488	$31,899,486
Aflac, Inc.	332,897	10,349,768
Allstate Corp. (The)	124,523	3,038,361
AON Corp.	297,834	11,278,974
Berkshire Hathaway, Inc., Class A(1)	627	56,430,000
Berkshire Hathaway, Inc., Class B(1)	39,850	115,394,841
Chubb Corp.	28,354	1,130,758
Cincinnati Financial Corp.	135,528	3,029,051
Hartford Financial Services Group, Inc.	11,675	138,582
Lincoln National Corp.	54,671	940,888
Manulife Financial Corp.	148,336	2,573,630
Marsh & McLennan Cos., Inc.	316,639	6,373,943
MetLife, Inc.	81	2,431
Old Republic International Corp.	288,810	2,844,778
Progressive Corp.(1)	1,344,522	20,315,727
Torchmark Corp.	278,479	10,314,862
Travelers Companies, Inc. (The)	279,977	11,490,256
UnumProvident Group	39,000	618,540

		$288,164,876

Internet & Catalog Retail — 0.1%

Amazon.com, Inc.(1)	43,801	$3,664,392
Expedia, Inc.(1)	403,096	6,090,781
HSN, Inc.(1)	80,619	852,143
Liberty Media Corp., — Interactive, Class A(1)	11,902	59,629
Ticketmaster Entertainment, Inc.(1)	80,619	517,574

		$11,184,519

Internet Software & Services — 1.2%

eBay, Inc.(1)	1,255,516	$21,506,989
Google, Inc., Class A(1)	199,296	84,021,201
IAC/InterActiveCorp(1)	214,916	3,449,402
VeriSign, Inc.(1)	14,758	272,728

		$109,250,320

IT Services — 2.6%

Accenture, Ltd., Class A	2,739,520	$91,664,339
Acxiom Corp.	68,785	607,372
Automatic Data Processing, Inc.	1,339,373	47,467,379
Broadridge Financial Solutions, Inc.	18,597	308,338

See notes to financial statements

Tax-Managed Growth Portfolio as of June 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Security	Shares	Value

IT Services (continued)

Computer Sciences Corp.(1)	226,702	$10,042,899
DST Systems, Inc.(1)	600	22,170
Fiserv, Inc.(1)	47,355	2,164,123
Metavante Technologies, Inc.(1)	175,164	4,529,741
Paychex, Inc.	774,686	19,522,087
Total System Services, Inc.	52,739	706,175
Western Union Co.	3,211,445	52,667,698

		$229,702,321

Leisure Equipment & Products — 0.0%

Mattel, Inc.	22,565	$362,168

		$362,168

Life Sciences Tools & Services — 0.3%

Dionex Corp.(1)	37,300	$2,276,419
Life Technologies Corp.(1)	489,969	20,441,507
Thermo Fisher Scientific, Inc.(1)	18,700	762,399

		$23,480,325

Machinery — 2.5%

Caterpillar, Inc.	159,554	$5,271,664
Danaher Corp.	823,595	50,848,755
Deere & Co.	2,623,301	104,800,875
Dover Corp.	578,638	19,147,131
Illinois Tool Works, Inc.	1,157,542	43,222,618
Parker Hannifin Corp.	37,372	1,605,501

		$224,896,544

Media — 4.0%

Ascent Media Corp., Class A(1)	755	$20,068
CBS Corp., Class B	138,786	960,399
Comcast Corp., Class A	964,682	13,978,242
Comcast Corp., Class A Special	3,401,990	47,968,059
Discovery Communications, Inc., Class A(1)	7,555	170,365
Discovery Communications, Inc., Class C(1)	7,555	155,104
Gannett Co., Inc.	320,258	1,143,321
Idearc, Inc.(1)	6,790	252
Interpublic Group of Cos., Inc.(1)	100,001	505,005
Liberty Capital, Class A(1)	7,556	102,459
Liberty Global, Inc., Series A(1)	2,381	37,834
Liberty Global, Inc., Series C(1)	2,382	37,659
Liberty Media Corp., — Entertainment, Class A(1)	30,221	808,412
Live Nation, Inc.(1)	8,750	42,525
McGraw-Hill Cos., Inc. (The)	299,599	9,020,926
New York Times Co. (The), Class A	5,269	29,032
News Corp., Class A	188,031	1,712,962
Omnicom Group, Inc.	3,914,108	123,607,531
Time Warner Cable, Inc.	181,373	5,744,083
Time Warner, Inc.	738,956	18,614,302
Viacom, Inc., Class B(1)	189,855	4,309,708
Vivendi SA	121,590	2,918,620
Walt Disney Co.	4,871,650	113,655,595
Washington Post Co., Class B	6,888	2,425,816
WPP PLC, ADR	46,597	1,549,816

		$349,518,095

Metals & Mining — 0.4%

Alcoa, Inc.	50,260	$519,186
BHP Billiton, Ltd. ADR	190,000	10,398,700
Freeport-McMoRan Copper & Gold, Inc.	225,000	11,274,750
Nucor Corp.	230,000	10,218,900

		$32,411,536

Multiline Retail — 1.1%

JC Penney Co., Inc.	88,822	$2,550,080
Macy’s, Inc.	94,265	1,108,556
Nordstrom, Inc.	131,384	2,613,228
Sears Holdings Corp.(1)	4,107	273,198
Target Corp.	2,290,940	90,423,402

		$96,968,464

Multi-Utilities — 0.0%

PG&E Corp.	3,000	$115,320

		$115,320

Oil, Gas & Consumable Fuels — 9.4%

Anadarko Petroleum Corp.	4,381,890	$198,893,987
Apache Corp.	2,146,567	154,874,809
BP PLC ADR	1,191,532	56,812,246
Chevron Corp.	680,389	45,075,771
ConocoPhillips	3,319,814	139,631,377
Devon Energy Corp.	568,771	30,998,020
Exxon Mobil Corp.	2,639,104	184,499,761
Hess Corp.	35,579	1,912,371
Marathon Oil Corp.	177,334	5,343,073
Murphy Oil Corp.	78,679	4,273,843
Royal Dutch Shell PLC ADR, Class A	146,686	7,362,170
Royal Dutch Shell PLC ADR, Class B	9,594	487,951

See notes to financial statements

Tax-Managed Growth Portfolio as of June 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)

Spectra Energy Corp.	263,315	$4,455,290
Williams Cos., Inc.	4,052	63,252

		$834,683,921

Paper and Forest Products — 0.0%

International Paper Co.	13,649	$206,509
Neenah Paper, Inc.	4,361	38,420
Weyerhaeuser Co.	52,701	1,603,691

		$1,848,620

Personal Products — 0.0%

Avon Products, Inc.	10,400	$268,112
Estee Lauder Cos., Inc., Class A	13,035	425,853

		$693,965

Pharmaceuticals — 10.7%

Abbott Laboratories	3,468,490	$163,157,770
Allergan, Inc.	82,562	3,928,300
Bristol-Myers Squibb Co.	2,248,417	45,665,349
Eli Lilly & Co.	3,353,889	116,178,715
Forest Laboratories, Inc.(1)	56,729	1,424,465
GlaxoSmithKline PLC ADR	448,388	15,846,032
Johnson & Johnson	3,243,235	184,215,748
King Pharmaceuticals, Inc.(1)	152,305	1,466,697
Merck & Co., Inc.	2,032,515	56,829,119
Novo Nordisk A/S ADR	365,229	19,890,371
Pfizer, Inc.	10,880,632	163,209,480
Schering-Plough Corp.	1,456,844	36,595,921
Teva Pharmaceutical Industries, Ltd. ADR	1,671,886	82,490,855
Watson Pharmaceuticals, Inc.(1)	505,146	17,003,214
Wyeth	870,181	39,497,516

		$947,399,552

Real Estate Investment Trusts (REITs) — 0.3%

Essex Property Trust, Inc.	363,000	$22,589,490

		$22,589,490

Real Estate Management & Development — 0.0%

Forest City Enterprises, Inc., Class A	56,500	$372,900
Forestar Real Estate Group, Inc.(1)	30,220	359,014

		$731,914

Road & Rail — 0.1%

Avis Budget Group, Inc.(1)	39,921	$225,554
Burlington Northern Santa Fe Corp.	54,168	3,983,515
CSX Corp.	3,276	113,448
Norfolk Southern Corp.	10,865	409,285
Union Pacific Corp.	132,257	6,885,299

		$11,617,101

Semiconductors & Semiconductor Equipment — 2.9%

Analog Devices, Inc.	560,289	$13,883,961
Applied Materials, Inc.	1,065,614	11,689,786
Broadcom Corp., Class A(1)	976,646	24,211,054
Cypress Semiconductor Corp.(1)	52,742	485,226
Intel Corp.	11,021,836	182,411,386
KLA-Tencor Corp.	143,189	3,615,522
Linear Technology Corp.	123,388	2,881,110
LSI Corp.(1)	1	5
Maxim Integrated Products, Inc.	263,099	4,128,023
Texas Instruments, Inc.	560,329	11,935,008
Verigy, Ltd.(1)	3,524	42,887
Xilinx, Inc.	24,830	508,022

		$255,791,990

Software — 2.9%

Activision Blizzard, Inc.(1)	96,350	$1,216,901
Adobe Systems, Inc.(1)	440,317	12,460,971
CA, Inc.	45,408	791,461
Electronic Arts, Inc.(1)	21,405	464,917
Microsoft Corp.	3,523,850	83,761,915
Oracle Corp.	7,064,437	151,320,241
Symantec Corp.(1)	225,808	3,513,572

		$253,529,978

Specialty Retail — 2.1%

Abercrombie & Fitch Co., Class A	4,015	$101,941
Best Buy Co., Inc.	165,915	5,556,493
Gap, Inc. (The)	89,138	1,461,863
Home Depot, Inc.	4,107,465	97,059,398
Limited Brands, Inc.	42,396	507,480
Lowe’s Companies, Inc.	1,003,622	19,480,303
RadioShack Corp.	40,000	558,400
Sherwin-Williams Co. (The)	500	26,875
Staples, Inc.	257,430	5,192,363
TJX Companies., Inc. (The)	1,701,405	53,526,201

		$183,471,317

See notes to financial statements

Tax-Managed Growth Portfolio as of June 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Security	Shares	Value

Textiles, Apparel & Luxury Goods — 2.1%

Coach, Inc.	676,834	$18,193,298
Hanesbrands, Inc.(1)	320,766	4,814,698
Nike, Inc., Class B	3,058,444	158,366,230

		$181,374,226

Thrifts & Mortgage Finance — 0.0%

Guaranty Financial Group, Inc.(1)	30,220	$5,742
Tree.com, Inc.(1)	13,436	128,986

		$134,728

Tobacco — 0.4%

Altria Group, Inc.	365,606	$5,992,282
Philip Morris International, Inc.	576,267	25,136,767

		$31,129,049

Wireless Telecommunication Services — 0.1%

America Movil SAB de CV ADR, Series L	22,000	$851,840
Sprint Nextel Corp.(1)	255,737	1,230,095
Telephone and Data Systems, Inc.	9,252	261,832
Telephone and Data Systems, Inc., Special Shares	24,636	639,551
Vodafone Group PLC ADR	292,918	5,708,972

		$8,692,290

Total Common Stocks
(identified cost $8,545,259,472)		$8,726,985,164

Preferred Stocks — 0.0%

Security	Shares	Value

Commercial Banks — 0.0%

Wells Fargo & Co.	166	$67

Total Preferred Stocks
(identified cost $4,929)		$67

Convertible Preferred Stocks — 0.0%

Security	Shares	Value

Independent Power Producers & Energy Traders — 0.0%

Enron Corp.(1)(2)	11,050	$0

Total Convertible Preferred Stocks
(identified cost $16,626,069)		$0

Other Investments — 0.0%

Security	Shares	Value

Software — 0.0%

Seagate Technology, Inc. (Tax Refund Rights)(1)(2)	197,392	$0

Total Other Investments
(identified cost $0)		$0

Short-Term Investments — 0.8%

	Interest
Description	(000’s omitted)	Value

Cash Management Portfolio, 0.00%(3)	$71,296	$71,295,881

Total Short-Term Investments
(identified cost $71,295,881)		$71,295,881

Total Investments — 99.5%
(identified cost $8,633,186,351)		$8,798,281,112

Other Assets, Less Liabilities — 0.5%		$42,390,207

Net Assets — 100.0%		$8,840,671,319

ADR - American Depository Receipt

(1)	Non-income producing security.

(2)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(3)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2009.

See notes to financial statements

Tax-Managed Growth Portfolio as of June 30, 2009

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of June 30, 2009

Assets

Unaffiliated investments, at value (identified cost $8,561,890,470)	$8,726,985,231
Affiliated investment, at value (identified cost $71,295,881)	71,295,881
Receivable for investments sold	29,152,354
Dividends and interest receivable	14,602,713
Interest receivable from affiliated investment	1,157
Tax reclaims receivable	2,420,875

Total assets	$8,844,458,211

Liabilities

Payable to affiliates:
Investment adviser fee	$3,367,917
Trustees’ fees	12,625
Accrued expenses	406,350

Total liabilities	$3,786,892

Net Assets applicable to investors’ interest in Portfolio	$8,840,671,319

Sources of Net Assets

Net proceeds from capital contributions and withdrawals	$8,675,464,352
Net unrealized appreciation	165,206,967

Total	$8,840,671,319

Statement of Operations

For the Six Months Ended
June 30, 2009

Investment Income

Dividends (net of foreign taxes, $2,068,973)	$118,288,265
Interest income allocated from affiliated investment	513,933
Expenses allocated from affiliated investment	(386,729)

Total investment income	$118,415,469

Expenses

Investment adviser fee	$19,920,922
Trustees’ fees and expenses	25,250
Custodian fee	609,295
Legal and accounting services	83,225
Miscellaneous	190,162

Total expenses	$20,828,854

Net investment income	$97,586,615

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions(1)	$(581,176,493)
Foreign currency transactions	30,916

Net realized loss	$(581,145,577)

Change in unrealized appreciation (depreciation) —
Investments	$385,652,880
Foreign currency transactions	419

Net change in unrealized appreciation (depreciation)	$385,653,299

Net realized and unrealized loss	$(195,492,278)

Net decrease in net assets from operations	$(97,905,663)

(1)	Includes net realized losses of $94,639,592 from redemptions in-kind.

See notes to financial statements

Tax-Managed Growth Portfolio as of June 30, 2009

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

	Six Months Ended
Increase (Decrease)	June 30, 2009	Year Ended
in Net Assets	(Unaudited)	December 31, 2008

From operations —
Net investment income	$97,586,615	$291,159,659
Net realized loss from investment transactions and foreign currency transactions	(581,145,577)	(57,601,117)
Net change in unrealized appreciation (depreciation) from investments and foreign currency	385,653,299	(6,326,916,620)

Net decrease in net assets from operations	$(97,905,663)	$(6,093,358,078)

Capital transactions —
Contributions	$290,188,081	$1,174,044,484
Withdrawals	(1,954,354,155)	(4,342,104,580)

Net decrease in net assets from capital transactions	$(1,664,166,074)	$(3,168,060,096)

Net decrease in net assets	$(1,762,071,737)	$(9,261,418,174)

Net Assets

At beginning of period	$10,602,743,056	$19,864,161,230

At end of period	$8,840,671,319	$10,602,743,056

See notes to financial statements

Tax-Managed Growth Portfolio as of June 30, 2009

FINANCIAL STATEMENTS CONT’D

Supplementary Data

	Six Months Ended		Year Ended December 31,
	June 30, 2009
	(Unaudited)		2008	2007	2006	2005		2004

Ratios/Supplemental Data

Ratios (As a percentage of average daily net assets):
Expenses(1)	0.47	%(2)	0.45%	0.44%	0.45%	0.45	%(3)	0.45	%(3)
Net investment income	2.22	%(2)	1.84%	1.52%	1.39%	1.25	%(3)	1.18	%(3)
Portfolio Turnover(4)	2	%(6)	1%	2%	1%	0	%(5)	3%

Total Return	1.25	%(6)	(32.76)%	4.72%	13.69%	4.70%		9.67%

Net assets, end of period (000’s omitted)	$8,840,671		$10,602,743	$19,864,161	$20,387,292	$19,032,607		$19,141,142

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)	Annualized.

(3)	The investment adviser waived a portion of its investment adviser fee equal to less than 0.01% and 0.01% of average daily net assets for 2005 and 2004, respectively.

(4)	Excludes the value of the portfolio securities contributed or distributed as a result of in-kind shareholder transactions. The total turnover rate of the Portfolio including in-kind contributions and distributions was 2%, 3%, 6%, 7%, 6% and 10% for the six months ended June 30, 2009 and the five preceding calendar years.

(5)	Amounts to less than 1%.

(6)	Not annualized.

See notes to financial statements

Tax-Managed Growth Portfolio as of June 30, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1   Significant Accounting Policies

Tax-Managed Growth Portfolio (the Portfolio) is a New York trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to achieve long-term, after-tax returns for its interestholders through investing in a diversified portfolio of equity securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2009, Eaton Vance Tax-Managed Growth Fund 1.0, Eaton Vance Tax-Managed Growth Fund 1.1, Eaton Vance Tax-Managed Growth Fund 1.2 and Eaton Vance Tax-Managed Equity Asset Allocation Fund held an interest of 6.4%, 14.4%, 6.4%, and 1.3% respectively, in the Portfolio. In addition, an unregistered fund advised by the adviser to the Portfolio held a 71.5% interest in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuations — Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. The value of preferred equity securities that are valued by a pricing service on a bond basis will be adjusted by an income factor, to be determined by the investment adviser, to reflect the next anticipated regular dividend. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. Short-term debt securities with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. If short-term debt securities are acquired with a remaining maturity of more than sixty days, they will be valued by a pricing service. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Portfolio may invest in Cash Management Portfolio (Cash Management), an affiliated investment company managed by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM). Cash Management values its investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 of the 1940 Act, pursuant to which Cash Management must comply with certain conditions. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Management may value its investment securities based on available market quotations provided by a pricing service.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

Tax-Managed Growth Portfolio as of June 30, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of June 30, 2009, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Portfolio’s federal tax returns filed in the 3-year period ended December 31, 2008 remains subject to examination by the Internal Revenue Service.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Interim Financial Statements — The interim financial statements relating to June 30, 2009 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2   Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by BMR, a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an

Tax-Managed Growth Portfolio as of June 30, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

annual rate of 0.625% of the average daily net assets of the Portfolio up to $500 million. The advisory fee on net assets of $500 million or more is reduced as follows:

Annual Fee Rate
Average Daily Net Assets For the Month	(for each level)

$500 million but less than $1 billion	0.5625%
$1 billion but less than $1.5 billion	0.5000%
$1.5 billion but less than $7 billion	0.4375%
$7 billion but less than $10 billion	0.4250%
$10 billion but less than $15 billion	0.4125%
$15 billion but less than $20 billion	0.4000%
$20 billion but less than $25 billion	0.3900%
$25 billion and over	0.3800%

The portion of the adviser fee payable by Cash Management on the Portfolio’s investment of cash therein is credited against the Portfolio’s adviser fees. For the six months ended June 30, 2009, the Portfolio’s adviser fee totaled $20,290,553 of which $369,631 was allocated from Cash Management and $19,920,922 was paid or accrued directly by the Portfolio. For the six months ended June 30, 2009, the Portfolio’s adviser fee, including the portion allocated from Cash Management, was 0.45% of the Portfolio’s average daily net assets.

Except for Trustees of the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2009, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3   Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $164,606,790 and $680,595,926, respectively, for the six months ended June 30, 2009. In addition, investments having an aggregate market value of $908,200,497 at dates of withdrawal were distributed in payment for capital withdrawals during the six months ended June 30, 2009.

4   Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at June 30, 2009 as determined on a federal income tax basis were as follows:

Aggregate cost	$2,476,813,637

Gross unrealized appreciation	$13,464,810,081
Gross unrealized depreciation	(7,143,342,606)

Net unrealized appreciation	$6,321,467,475

5   Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2009.

6   Securities Lending Agreement

The Portfolio has established a securities lending agreement with SSBT as securities lending agent in which the Portfolio lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or U.S. Government securities in an amount at least equal to the market value of the securities on loan. Cash collateral is invested in Cash Collateral Fund. The Portfolio earns interest on the amount invested in Cash Collateral Fund but it must pay the broker a loan rebate fee computed as a varying percentage of the collateral received. In the event of counterparty default, the Portfolio is subject to potential loss if it is delayed or prevented from exercising its right to dispose of the collateral. The Portfolio bears risk in the event that invested collateral is not sufficient to meet obligations due on loans. At June 30, 2009, the Portfolio had no securities on loan.

7   Fair Value Measurements

FASB Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation

Tax-Managed Growth Portfolio as of June 30, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

At June 30, 2009, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted
	Prices in
	Active	Significant	Significant
	Markets for	Other	Unobser-
	Identical	Observable	vable
	Assets	Inputs	Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stocks
Capital Markets	$339,914,273	$7,107,710	$—	$347,021,983
Commercial Banks	198,089,680	49,042,853	—	247,132,533
Construction Materials	8,700,252	3,617,015	—	12,317,267
Diversified Telecommunication Services	122,299,786	—	0	122,299,786
Food Products	105,015,026	103,835,730	—	208,850,756
Media	346,599,476	2,918,620	—	349,518,096
Others	7,439,844,743	—	—	7,439,844,743

Total Common Stocks	$8,560,463,236	$166,521,928	$—	$8,726,985,164
Convertible Preferred Stocks	—	—	0	0
Other Investments	—	—	0	0
Preferred Stocks	67	—	—	67
Short-Term Investments	71,295,881	—	—	71,295,881

Total	$8,631,759,184	$166,521,928	$0	$8,798,281,112

The level classification by major category of investments (other than for categories presented above) is the same as the category presentation in the Portfolio in Investments.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in
Securities*

Balance as of December 31, 2008	$0
Realized gains (losses)	0
Change in net unrealized appreciation (depreciation)	0
Net purchases (sales)	—
Net transfers to (from) Level 3	—
Balance as of June 30, 2009	$0

*	All Level 3 assets held at December 31, 2008 and June 30, 2009 were valued at $0.

8   Review for Subsequent Events

In connection with the preparation of the financial statements of the Portfolio as of and for the six months ended June 30, 2009, events and transactions subsequent to June 30, 2009 through August 19, 2009, the date the financial statements were issued, have been evaluated by the Portfolio’s management for possible adjustment and/or disclosure. Management has not identified any subsequent events requiring financial statement disclosure as of the date these financial statements were issued.

Eaton Vance Tax-Managed Growth Fund 1.1

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 27, 2009, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board (formerly the Special Committee), which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held in February, March and April 2009. Such information included, among other things, the

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;
•	Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through “soft dollar” benefits received in connection with the funds’ brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s proxy voting policies and procedures;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

Eaton Vance Tax-Managed Growth Fund 1.1

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF INVESTMENT ADVISORY AGREEMENT CONT’D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2009, the Board met eighteen times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, five, six, six and six times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of Tax-Managed Growth Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Tax-Managed Growth Fund 1.1 (the “Fund”) invests, with Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio, including recent changes to such personnel. The Board specifically noted the Adviser’s in-house equity research capabilities and experience in managing funds that seek to maximize after-tax returns. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

The Board considered the Adviser’s recommendations for Board action and other steps taken in response to the unprecedented dislocations experienced in the capital markets over recent periods, including sustained periods of high volatility, credit disruption and government intervention. In particular, the Board considered the Adviser’s efforts and expertise with respect to each of the following

Eaton Vance Tax-Managed Growth Fund 1.1

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF INVESTMENT ADVISORY AGREEMENT CONT’D

matters as they relate to the Fund and/or other funds within the Eaton Vance family of funds: (i) negotiating and maintaining the availability of bank loan facilities and other sources of credit used for investment purposes or to satisfy liquidity needs; (ii) establishing the fair value of securities and other instruments held in investment portfolios during periods of market volatility and issuer-specific disruptions; and (iii) the ongoing monitoring of investment management processes and risk controls.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2008 for the Fund. The Board concluded that the Fund’s performance was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Portfolio and the Fund (referred to collectively as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2008, as compared to a group of similarly managed funds selected by an independent data provider.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services and the Fund’s total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Portfolio, the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Portfolio and the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and the Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund to continue to share such benefits equitably.

Eaton Vance Tax-Managed Growth Fund 1.1

OFFICERS AND TRUSTEES

Eaton Vance Tax-Managed Growth Fund 1.1

Officers
Thomas E. Faust Jr.
President and Trustee

William H. Ahern, Jr.
Vice President

John R. Baur
Vice President

Michael A. Cirami
Vice President

Cynthia J. Clemson
Vice President

Charles B. Gaffney
Vice President

Christine M. Johnston
Vice President

Aamer Khan
Vice President

Thomas H. Luster
Vice President

Robert B. MacIntosh
Vice President

Jeffrey A. Rawlins
Vice President

Duncan W. Richardson
Vice President

Judith A. Saryan
Vice President

Susan Schiff
Vice President

Thomas Seto
Vice President

David M. Stein
Vice President

Dan R. Strelow
Vice President

Mark S. Venezia
Vice President

Adam A. Weigold
Vice President

Barbara E. Campbell
Treasurer

Maureen A. Gemma
Secretary and Chief Legal Officer

Paul M. O’Neil
Chief Compliance Officer
Trustees Ralph F. Verni Chairman Benjamin C. Esty Allen R. Freedman William H. Park Ronald A. Pearlman Helen Frame Peters Heidi L. Steiger Lynn A. Stout

Eaton Vance Tax-Managed Growth Fund 1.1

OFFICERS AND TRUSTEES CONT’D

Tax-Managed Growth Portfolio

Officers
 Duncan W. Richardson
President

Michael A. Allison
Vice President

Yana S. Barton
Vice President

Thomas E. Faust Jr.
Vice President and Trustee

Lewis R. Piantedosi
Vice President

Barbara E. Campbell
Treasurer

Maureen A. Gemma
Secretary and Chief Legal Officer

Paul M. O’Neil
Chief Compliance Officer
Trustees Ralph F. Verni Chairman Benjamin C. Esty Allen R. Freedman William H. Park Ronald A. Pearlman Helen Frame Peters Heidi L. Steiger Lynn A. Stout

This Page Intentionally Left Blank

Investment Adviser of Tax-Managed Growth Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110

Administrator of Eaton Vance Tax-Managed Growth Fund 1.1
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
PNC Global Investment Servicing
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Tax-Managed Growth Fund 1.1
Two International Place
Boston, MA 02110
This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund’s investment objective(s), risks, and charges and expenses. The Fund’s current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-262-1122.

1096-8/09	TGSRC1.1

Eaton Vance
Investment Managers

Semiannual Report June 30, 2009

WALL ST

EATON VANCE TAX-MANAGED GROWTH FUND 1.2

semiannual report june 30, 2009 eaton vance tax-managed growth fund 1.2

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the “SEC”) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC’s website at www.sec.gov.

Eaton Vance Tax-Managed Growth Fund 1.2 as of June 30, 2009
I N V E S T M E N T U P D A T E

Economic and Market Conditions

• In some ways, the six-month period ending June 30, 2009, was a healing period for equity markets. After a dismal January and
February, stocks rallied sharply as investors became more comfortable with riskier assets, encouraged by the economic “green shoots” and the improvements in many parts of the credit markets — the epicenter of the financial crisis. Many large banks and financial institutions were able to access the capital markets and did so to raise cash and strengthen their balance sheets. In addition, the federal government demonstrated a clear commitment to repair the domestic economy and financial system with a tsunami of government-sponsored programs.
Michael A. Allison, CFA Co-Portfolio Manager Yana S. Barton, CFA Co-Portfolio Manager

  •   After six consecutive quarters of negative returns, stocks generated strong returns in the second quarter of 2009 and extended the rally that began in early March. For the six months overall, the NASDAQ Composite gained 16.36%—reflecting investors’ renewed interest in technology stocks—and the S&P 500 Index increased 3.19%. Elsewhere on the capitalization spectrum, the Russell 2000 Index rose 2.64%, but the Dow Jones Industrial Average declined 2.01%.[1]

  •  Meanwhile, growth outperformed value across the market-cap spectrum. This dichotomy came as investors migrated from the traditional value sectors of financials and industrials to the information technology and health care sectors that are more heavily weighted in the growth benchmarks.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
Management Discussion

• Eaton Vance Tax-Managed Growth Fund 1.2 (the Fund)[2] posted a modestly positive the six months ending return for June 30,
Lewis R. Piantedosi Co-Portfolio Manager Duncan W. Richardson, CFA Co-Portfolio Manager	2009, but underperformed the S&P 500 Index (the “Index”) due in part to differences in sector allocation and stock selection versus the Index.

•  During the six months ending June 30, 2009, only four of the 10 economic sectors within the Index registered positive returns: information technology, materials, consumer discretionary and health care. Market leading industries for the period included automobiles, internet software and services, wireless telecommunication services, as well as life sciences tools and services. In contrast, the airlines, commercial banks and construction materials industries realized losses during the period.

Total Return Performance
12/31/08 – 6/30/09

Class A3	0.88%

Class B3	0.64

Class C3	0.51

Class I3	1.00

S&P 500 Index[1]	3.19

Lipper Large-Cap Core Funds Classification[1]	4.83

See pages 3 and 4 for more performance information,
including after-tax returns.

[1]	It is not possible to invest directly in an Index or a Lipper
Classification. The Index’s total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. The Lipper total return is the average total return, at net asset value, of the funds that are in the same Lipper Classification as the Fund.

[2]	The Fund currently invests its assets in Tax-Managed Growth Portfolio, a separately registered investment company with the same objective and policies as the Fund. References to investments are to the Portfolio’s holdings.

[3]	Six-month returns are cumulative. These returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. Class I shares are offered to certain investors at net asset value.

 1

Eaton Vance Tax-Managed Growth Fund 1.2 as of June 30, 2009
INVESTMENT UPDATE

•	During the six months ending June 30, 2009, the Fund remained overweight in the health care, industrials, consumer staples and consumer discretionary sectors, while continuing to underweight the technology, materials, energy, telecommunications and utilities sectors. The Fund benefited from its investments in the energy, telecommunication and utilities sectors. Stock selection in the energy sector lifted returns as the Fund’s investment in exploration and production stocks registered gains. The Fund’s de-emphasis of the lagging telecommunication services and utilities sectors also helped relative performance.

•	In contrast, stock selection in the information technology, financials and health care sectors detracted from relative results. Weakness among computers and peripherals and information technology services positions negatively impacted returns in technology. Within health care, a combination of an overweight position and investment selections in pharmaceuticals negatively impacted overall results. Lastly, the Fund’s above-benchmark weighting in an underperforming insurance industry was a drag on overall performance.

•	As always, we thank you for your continued confidence and participation in the Fund.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund. Portfolio information provided in the report may not be representative of the Fund’s current or future investments and may change due to active management.
Portfolio Composition

 Top 10 Holdings*

  By net assets

PepsiCo, Inc.	3.1%
Coca-Cola Co. (The)	2.7
Anadarko Petroleum Corp.	2.2
United Technologies Corp.	2.2
Exxon Mobil Corp.	2.1
Johnson & Johnson	2.1
Intel Corp.	2.1
International Business Machines Corp.	1.9
Pfizer, Inc.	1.8
Abbott Laboratories	1.8
*	Top 10 Holdings represented 22.0% of the Portfolio’s net assets as of 6/30/09. Excludes cash equivalents.
Sector Weightings**

By net assets

**	As a percentage of the Portfolio’s net assets as of 6/30/09. Excludes cash equivalents.

 2

Eaton Vance Tax-Managed Growth Fund 1.2 as of June 30, 2009
FUND PERFORMANCE

Performance[1]	Class A	Class B	Class C	Class I
Share Class Symbol	EXTGX	EYTGX	EZTGX	EITGX

Average Annual Total Returns (at net asset value)

Six Months	0.88%	0.64%	0.51%	1.00%
One Year	-23.13	-23.66	-23.76	-22.93
Five Years	-2.64	-3.36	-3.36	-2.37
Life of Fund†	-1.99	-2.75	-2.76	-1.79
SEC Average Annual Total Returns (including sales charge or applicable CDSC)

Six Months	-4.97%	-4.36%	-0.49%	1.00
One Year	-27.56	-27.44	-24.52	-22.93
Five Years	-3.79	-3.74	-3.36	-2.37
Life of Fund†	-2.69	-2.75	-2.76	-1.79
†Inception Dates – Class A, Class B, Class C, and Class I: 2/28/01

[1]	Six-month returns are cumulative. Average Annual Total Returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B shares reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC returns for Class C reflect a 1% CDSC for the first year. Class I shares are offered to certain investors at net asset value.

Total Annual
Operating Expenses[2]	Class A	Class B	Class C	Class I

Expense Ratio	1.02%	1.77%	1.77%	0.77%
2Source: Prospectus dated 5/1/09.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

 3

Eaton Vance Tax-Managed Growth Fund 1.2 as of June 30, 2009
FUND PERFORMANCE
“Return Before Taxes” does not take into consideration shareholder taxes. It is most relevant to tax-free or tax-deferred shareholder accounts. “Return After Taxes on Distributions” reflects the impact of federal income taxes due on Fund distributions of dividends and capital gains. It is most relevant to taxpaying shareholders who continue to hold their shares. “Return After Taxes on Distributions and Sale of Fund Shares” also reflects the impact of taxes on capital gain or loss realized upon a sale of shares. It is most relevant to taxpaying shareholders who sell their shares.

 Average Annual Total Returns
 (For the periods ended June 30, 2009)
 Returns at Net Asset Value (NAV) (Class A)

	One Year	Five Years	Life of Fund

Return Before Taxes	-23.13%	-2.64%	-1.99%
Return After Taxes on Distributions	-23.35	-2.78	-2.08
Return After Taxes on Distributions	-14.75	-2.20	-1.66
and Sale of Fund Shares
 Returns at Public Offering Price (POP) (Class A)

	One Year	Five Years	Life of Fund

Return Before Taxes	-27.56%	-3.79%	-2.69%
Return After Taxes on Distributions	-27.76	-3.93	-2.78
Return After Taxes on Distributions	-17.64	-3.15	-2.23
and Sale of Fund Shares

 Average Annual Total Returns
 (For the periods ended June 30, 2009)
 Returns at Net Asset Value (NAV) (Class C)

	One Year	Five Years	Life of Fund

Return Before Taxes	-23.76%	-3.36%	-2.76%
Return After Taxes on Distributions	-23.85	-3.40	-2.78
Return After Taxes on Distributions	-15.33	-2.82	-2.30
and Sale of Fund Shares
 Returns at Public Offering Price (POP) (Class C)

	One Year	Five Years	Life of Fund

Return Before Taxes	-24.52%	-3.36%	-2.76%
Return After Taxes on Distributions	-24.61	-3.40	-2.78
Return After Taxes on Distributions	-15.82	-2.82	-2.30
and Sale of Fund Shares

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.eatonvance.com.

 Average Annual Total Returns
 (For the periods ended June 30, 2009)
 Returns at Net Asset Value (NAV) (Class B)

	One Year	Five Years	Life of Fund

Return Before Taxes	-23.66%	-3.36%	-2.75%
Return After Taxes on Distributions	-23.75	-3.39	-2.77
Return After Taxes on Distributions	-15.26	-2.82	-2.30
and Sale of Fund Shares
 Returns at Public Offering Price (POP) (Class B)

	One Year	Five Years	Life of Fund

Return Before Taxes	-27.44%	-3.74%	-2.75%
Return After Taxes on Distributions	-27.54	-3.78	-2.77
Return After Taxes on Distributions	-17.72	-3.14	-2.30
and Sale of Fund Shares

 Average Annual Total Returns
 (For the periods ended June 30, 2009)
 Returns at Net Asset Value (NAV) (Class I)

	One Year	Five Years	Life of Fund

Return Before Taxes	-22.93%	-2.37%	-1.79%
Return After Taxes on Distributions	-23.19	-2.55	-1.91
Return After Taxes on Distributions	-14.56	-1.96	-1.49
and Sale of Fund Shares
Class A, Class B, Class C and Class I of the Fund commenced investment operations on 2/28/01. Returns at Public Offering Price (POP) reflect the deduction of the maximum initial sales charge and applicable CDSC, while Returns at Net Asset Value (NAV) do not.
After-tax returns are calculated using certain assumptions. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for the same period because no taxable distributions were made during that period or because the taxable portion of distributions made during the period was insignificant. Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

 4

Eaton Vance Tax-Managed Growth Fund 1.2 as of June 30, 2009

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2009 – June 30, 2009).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance Tax-Managed Growth Fund 1.2

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(1/1/09)	(6/30/09)	(1/1/09 – 6/30/09)

Actual
Class A	$1,000.00	$1,008.80	$5.48
Class B	$1,000.00	$1,006.40	$9.20
Class C	$1,000.00	$1,005.10	$9.20
Class I	$1,000.00	$1,010.00	$4.24

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.30	$5.51
Class B	$1,000.00	$1,015.60	$9.25
Class C	$1,000.00	$1,015.60	$9.25
Class I	$1,000.00	$1,020.60	$4.26

*	Expenses are equal to the Fund’s annualized expense ratio of 1.10% of Class A shares, 1.85% for Class B shares, 1.85% for Class C shares and 0.85% for Class I shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2008. The Example reflects the expenses of both the Fund and the Portfolio.

5

Eaton Vance Tax-Managed Growth Fund 1.2 as of June 30, 2009

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of June 30, 2009

Assets

Investment in Tax-Managed Growth Portfolio, at value (identified cost $514,030,376)	$561,624,248
Receivable for Fund shares sold	622,664

Total assets	$562,246,912

Liabilities

Payable for Fund shares redeemed	$6,706,955
Payable to affiliates:
Distribution and service fees	280,315
Administration fee	70,063
Trustees’ fee	125
Accrued expenses	141,402

Total liabilities	$7,198,860

Net Assets	$555,048,052

Sources of Net Assets

Paid-in capital	$732,644,918
Accumulated net realized loss from Portfolio	(228,711,728)
Accumulated undistributed net investment income	3,520,990
Net unrealized depreciation from Portfolio	47,593,872

Total	$555,048,052

Class A Shares

Net Assets	$294,624,445
Shares Outstanding	36,687,945
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.03
Maximum Offering Price Per Share
(100 ÷ 94.25 of $8.03)	$8.52

Class B Shares

Net Assets	$103,605,190
Shares Outstanding	13,238,991
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$7.83

Class C Shares

Net Assets	$153,984,485
Shares Outstanding	19,683,921
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$7.82

Class I Shares

Net Assets	$2,833,932
Shares Outstanding	352,065
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.05

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

Statement of Operations

For The Six Months Ended
June 30, 2009

Investment Income

Dividends allocated from Portfolio (net of foreign taxes, $124,449)	$7,415,316
Interest allocated from Portfolio	32,129
Expenses allocated from Portfolio	(1,330,738)

Net investment income from Portfolio	$6,116,707

Expenses

Administration fee	$413,975
Distribution and service fees
Class A	349,716
Class B	580,568
Class C	754,685
Transfer and dividend disbursing agent fees	366,320
Printing and postage	61,263
Registration fees	29,114
Trustees’ fees and expenses	250
Custodian fee	16,573
Legal and accounting services	10,448
Miscellaneous	116,476

Total expenses	$2,699,388

Net investment income	$3,417,319

Realized and Unrealized Gain (Loss) from Portfolio

Net realized gain (loss) —
Investment transactions(1)	$(35,107,334)
Foreign currency transactions	1,950

Net realized loss	$(35,105,384)

Change in unrealized appreciation (depreciation) —
Investments	$28,184,197
Foreign currency transactions	523

Net change in unrealized appreciation (depreciation)	$28,184,720

Net realized and unrealized loss	$(6,920,664)

Net decrease in net assets from operations	$(3,503,345)

(1)	Includes net realized losses of $3,839,601 from redemptions in-kind.

See notes to financial statements

6

Eaton Vance Tax-Managed Growth Fund 1.2 as of June 30, 2009

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

	Six Months Ended
Increase (Decrease)	June 30, 2009	Year Ended
in Net Assets	(Unaudited)	December 31, 2008

From operations —
Net investment income	$3,417,319	$8,878,868
Net realized loss from investment transactions and foreign currency transactions	(35,105,384)	(22,727,622)
Net change in unrealized appreciation (depreciation) from investments and foreign currency	28,184,720	(365,542,341)

Net decrease in net assets from operations	$(3,503,345)	$(379,391,095)

Distributions to shareholders —
From net investment income
Class A	$—	$(6,087,057)
Class B	—	(1,122,334)
Class C	—	(1,377,619)
Class I	—	(54,528)

Total distributions to shareholders	$—	$(8,641,538)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$14,000,997	$56,614,911
Class B	739,853	3,044,652
Class C	3,841,574	19,799,249
Class I	71,671,609	228,826,076
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	—	4,539,177
Class B	—	915,557
Class C	—	1,005,529
Class I	—	37,039
Cost of shares redeemed
Class A	(56,544,520)	(193,867,058)
Class B	(17,906,049)	(55,597,965)
Class C	(21,929,818)	(80,653,501)
Class I	(72,609,196)	(236,392,465)
Net asset value of shares exchanged
Class A	17,050,356	4,031,289
Class B	(17,050,356)	(4,031,289)

Net decrease in net assets from Fund share transactions	$(78,735,550)	$(251,728,799)

Net decrease in net assets	$(82,238,895)	$(639,761,432)

	Six Months Ended
	June 30, 2009	Year Ended
Net Assets	(Unaudited)	December 31, 2008

At beginning of period	$637,286,947	$1,277,048,379

At end of period	$555,048,052	$637,286,947

Accumulated undistributed net investment income included in net assets

At end of period	$3,520,990	$103,671

See notes to financial statements

7

Eaton Vance Tax-Managed Growth Fund 1.2 as of June 30, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class A
	Six Months Ended		Year Ended December 31,
	June 30, 2009
	(Unaudited)		2008	2007	2006	2005		2004

Net asset value — Beginning of period	$7.960		$12.130	$11.770	$10.500	$10.150		$9.350

Income (loss) from operations

Net investment income(1)	$0.059		$0.133	$0.124	$0.099	$0.072		$0.063
Net realized and unrealized gain (loss)	0.011		(4.150)	0.365	1.274	0.347		0.789

Total income (loss) from operations	$0.070		$(4.017)	$0.489	$1.373	$0.419		$0.852

Less distributions

From net investment income	$—		$(0.153)	$(0.128)	$(0.103)	$(0.069)		$(0.052)
Tax return of capital	—		—	(0.001)	—	—		—

Total distributions	$—		$(0.153)	$(0.129)	$(0.103)	$(0.069)		$(0.052)

Net asset value — End of period	$8.030		$7.960	$12.130	$11.770	$10.500		$10.150

Total Return(2)	0.88	%(9)	(33.10)%	4.13%	13.07%	4.12%		9.12%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$294,624		$321,130	$645,235	$661,149	$637,731		$670,319
Ratios (as a percentage of average daily net assets):
Expenses(3)(4)	1.10	%(5)	1.02%	0.96%	0.95%	0.99	%(6)	0.97	%(6)
Net investment income	1.60	%(5)	1.28%	1.01%	0.90%	0.71%		0.66%
Portfolio Turnover of the Tax-Managed Growth Portfolio(7)	2	%(9)	1%	2%	1%	0	%(8)	3%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Annualized.

(6)	The investment adviser waived a portion of its investment adviser fee equal to less than 0.01% of average daily net assets for the years ended December 31, 2005 and 2004.

(7)	Excludes the value of portfolio securities contributed or distributed as a result of in-kind shareholder transactions. The Portfolio Turnover including in-kind contributions and distributions of securities was 2%, 3%, 6%, 7%, 6% and 10% for the six months ended June 30, 2009 and the five preceding calendar years, respectively.

(8)	Amounts to less than 1%.

(9)	Not annualized.

See notes to financial statements

8

Eaton Vance Tax-Managed Growth Fund 1.2 as of June 30, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class B
	Six Months Ended		Year Ended December 31,
	June 30, 2009
	(Unaudited)		2008	2007		2006	2005		2004

Net asset value — Beginning of period	$7.780		$11.820	$11.460		$10.230	$9.900		$9.140

Income (loss) from operations

Net investment income (loss)(1)	$0.031		$0.053	$0.031		$0.015	$(0.004)		$(0.008)
Net realized and unrealized gain (loss)	0.019		(4.030)	0.359		1.230	0.334		0.768

Total income (loss) from operations	$0.050		$(3.977)	$0.390		$1.245	$0.330		$0.760

Less distributions

From net investment income	$—		$(0.063)	$(0.030)		$(0.015)	$—		$—
Tax return of capital	—		—	(0.000	)(2)	—	—		—

Total distributions	$—		$(0.063)	$(0.030)		$(0.015)	$—		$—

Net asset value — End of period	$7.830		$7.780	$11.820		$11.460	$10.230		$9.900

Total Return(3)	0.64	%(10)	(33.64)%	3.39%		12.17%	3.33%		8.32%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$103,605		$139,837	$279,132		$327,224	$350,939		$391,010
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)	1.85	%(6)	1.77%	1.71%		1.70%	1.74	%(7)	1.72	%(7)
Net investment income (loss)	0.85	%(6)	0.53%	0.26%		0.14%	(0.04)%		(0.09)%
Portfolio Turnover of the Tax-Managed Growth Portfolio(8)	2	%(10)	1%	2%		1%	0	%(9)	3%

(1)	Computed using average shares outstanding.

(2)	Less than $0.001 per share.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)	The investment adviser waived a portion of its investment adviser fee equal to less than 0.01% of average daily net assets for the years ended December 31, 2005 and 2004.

(8)	Excludes the value of portfolio securities contributed or distributed as a result of in-kind shareholder transactions. The Portfolio Turnover including in-kind contributions and distributions of securities was 2%, 3%, 6%, 7%, 6% and 10% for the six months ended June 30, 2009 and the five preceding calendar years, respectively.

(9)	Amounts to less than 1%.

(10)	Not annualized.

See notes to financial statements

9

Eaton Vance Tax-Managed Growth Fund 1.2 as of June 30, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class C
	Six Months Ended		Year Ended December 31,
	June 30, 2009
	(Unaudited)		2008	2007		2006	2005		2004

Net asset value — Beginning of period	$7.780		$11.820	$11.470		$10.230	$9.900		$9.150

Income (loss) from operations

Net investment income (loss)(1)	$0.031		$0.054	$0.031		$0.016	$(0.004)		$(0.008)
Net realized and unrealized gain (loss)	0.009		(4.032)	0.356		1.244	0.334		0.758

Total income (loss) from operations	$0.040		$(3.978)	$0.387		$1.260	$0.330		$0.750

Less distributions

From net investment income	$—		$(0.062)	$(0.037)		$(0.020)	$—		$—
Tax return of capital	—		—	(0.000	)(2)	—	—		—

Total distributions	$—		$(0.062)	$(0.037)		$(0.020)	$—		$—

Net asset value — End of period	$7.820		$7.780	$11.820		$11.470	$10.230		$9.900

Total Return(3)	0.51	%(10)	(33.65)%	3.37%		12.32%	3.33%		8.20%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$153,984		$173,161	$338,284		$351,954	$349,504		$366,421
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)	1.85	%(6)	1.77%	1.71%		1.70%	1.74	%(7)	1.72	%(7)
Net investment income (loss)	0.85	%(6)	0.53%	0.26%		0.15%	(0.04)%		(0.09)%
Portfolio Turnover of the Tax-Managed Growth Portfolio(8)	2	%(10)	1%	2%		1%	0	%(9)	3%

(1)	Computed using average shares outstanding.

(2)	Less than $0.001 per share.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)	The investment adviser waived a portion of its investment adviser fee equal to less than 0.01% of average daily net assets for the years ended December 31, 2005 and 2004.

(8)	Excludes the value of portfolio securities contributed or distributed as a result of in-kind shareholder transactions. The Portfolio Turnover including in-kind contributions and distributions of securities was 2%, 3%, 6%, 7%, 6% and 10% for the six months ended June 30, 2009 and the five preceding calendar years, respectively.

(9)	Amounts to less than 1%.

(10)	Not annualized.

See notes to financial statements

10

Eaton Vance Tax-Managed Growth Fund 1.2 as of June 30, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class I
	Six Months Ended		Year Ended December 31,
	June 30, 2009
	(Unaudited)		2008	2007	2006	2005		2004

Net asset value — Beginning of period	$7.970		$12.160	$11.790	$10.510	$10.160		$9.360

Income (loss) from operations

Net investment income(1)	$0.063		$0.127	$0.145	$0.126	$0.098		$0.090
Net realized and unrealized gain (loss)	0.017		(4.132)	0.385	1.285	0.348		0.785

Total income (loss) from operations	$0.080		$(4.005)	$0.530	$1.411	$0.446		$0.875

Less distributions

From net investment income	$—		$(0.185)	$(0.158)	$(0.131)	$(0.096)		$(0.075)
Tax return of capital	—		—	(0.002)	—	—		—

Total distributions	$—		$(0.185)	$(0.160)	$(0.131)	$(0.096)		$(0.075)

Net asset value — End of period	$8.050		$7.970	$12.160	$11.790	$10.510		$10.160

Total Return(2)	1.00	%(9)	(32.92)%	4.48%	13.41%	4.38%		9.35%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$2,834		$3,160	$14,398	$11,762	$8,107		$8,868
Ratios (as a percentage of average daily net assets):
Expenses(3)(4)	0.85	%(5)	0.77%	0.71%	0.70%	0.74	%(6)	0.72	%(6)
Net investment income	1.72	%(5)	1.25%	1.18%	1.13%	0.96%		0.94%
Portfolio Turnover of the Tax-Managed Growth Portfolio(7)	2	%(9)	1%	2%	1%	0	%(8)	3%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Annualized.

(6)	The investment adviser waived a portion of its investment adviser fee equal to less than 0.01% of average daily net assets for the years ended December 31, 2005 and 2004.

(7)	Excludes the value of portfolio securities contributed or distributed as a result of in-kind shareholder transactions. The Portfolio Turnover including in-kind contributions and distributions of securities was 2%, 3%, 6%, 7%, 6% and 10% for the six months ended June 30, 2009 and the five preceding calendar years, respectively.

(8)	Amounts to less than 1%.

(9)	Not annualized.

See notes to financial statements

11

Eaton Vance Tax-Managed Growth Fund 1.2 as of June 30, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1   Significant Accounting Policies

Eaton Vance Tax-Managed Growth Fund 1.2 (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Tax-Managed Growth Portfolio (the Portfolio), a New York trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (6.4% at June 30, 2009). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At December 31, 2008, the Fund, for federal income tax purposes, had a capital loss carryforward of $35,430,823 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on December 31, 2010 ($7,714,130), December 31, 2011 ($20,145,448) and December 31, 2013 ($1,943,650) and December 31, 2016 ($5,627,595).

As of June 30, 2009, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund’s federal tax returns filed in the 3-year period ended December 31, 2008 remains subject to examination by the Internal Revenue Service.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with

12

Eaton Vance Tax-Managed Growth Fund 1.2 as of June 30, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

I  Interim Financial Statements — The interim financial statements relating to June 30, 2009 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2   Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3   Transactions with Affiliates

The administration fee is earned by Eaton Vance Management (EVM) as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended June 30, 2009, the administration fee amounted to $413,975. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended June 30, 2009, EVM earned $22,146 in sub-transfer agent fees.

The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $19,521 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2009. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Except for Trustees of the Fund and the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4   Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that the Fund will pay EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2009 amounted to $349,716 for Class A shares. The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class B and Class C Plans require the Fund to pay EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by each respective class. For the six months ended June 30, 2009, the Fund paid or accrued to EVD $435,426 and $566,014 for Class B and Class C shares, respectively, representing 0.75% of the average daily net assets for Class B and Class C shares. At June 30, 2009, the amount of Uncovered Distribution Charges of EVD calculated under the Class B and Class C Plans were approximately $13,332,000 and $29,918,000, respectively. The Class B and Class C Plans also authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% per annum of its average daily net assets

13

Eaton Vance Tax-Managed Growth Fund 1.2 as of June 30, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended June 30, 2009 amounted to $145,142 and $188,671 for Class B and Class C shares, respectively.

5   Contingent Deferred Sales Charge

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a CDSC up to 1% if redeemed within two years of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund’s Class B and Class C Plans. CDSCs received on Class B and Class C redemptions when no Uncovered Distribution Charges exist are credited to the Fund. For the six months ended June 30, 2009, the Fund was informed that EVD received approximately $300, $60,000 and $7,000 of CDSCs paid by Class A, Class B and Class C shareholders, respectively.

6   Investment Transactions

For the six months ended June 30, 2009, increases and decreases in the Fund’s investment in the Portfolio aggregated $92,381,347 and $170,077,941, respectively. Decreases in the Fund’s investment in the Portfolio include the distribution of common stock as the result of redemptions in-kind of $68,517,720.

7   Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Sales and redemptions of Class I shares include shares purchased and redeemed in connection with the ReFlow liquidity program, a program designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Transactions in Fund shares were as follows:

	Six Months Ended
	June 30, 2009	Year Ended
Class A	(Unaudited)	December 31, 2008

Sales	1,916,165	6,067,985
Issued to shareholders electing to receive payments of distributions in Fund shares	—	578,249
Redemptions	(7,844,070)	(19,857,629)
Exchange from Class B shares	2,249,480	392,785

Net decrease	(3,678,425)	(12,818,610)

	Six Months Ended
	June 30, 2009	Year Ended
Class B	(Unaudited)	December 31, 2008

Sales	98,410	333,550
Issued to shareholders electing to receive payments of distributions in Fund shares	—	119,207
Redemptions	(2,521,325)	(5,685,264)
Exchange to Class A shares	(2,307,077)	(404,478)

Net decrease	(4,729,992)	(5,636,985)

	Six Months Ended
	June 30, 2009	Year Ended
Class C	(Unaudited)	December 31, 2008

Sales	521,777	2,203,359
Issued to shareholders electing to receive payments of distributions in Fund shares	—	130,928
Redemptions	(3,096,595)	(8,694,690)

Net decrease	(2,574,818)	(6,360,403)

	Six Months Ended
	June 30, 2009	Year Ended
Class I	(Unaudited)	December 31, 2008

Sales	9,879,029	22,958,066
Issued to shareholders electing to receive payments of distributions in Fund shares	—	4,712
Redemptions	(9,923,562)	(23,750,585)

Net decrease	(44,533)	(787,807)

8   Review of Subsequent Events

In connection with the preparation of the financial statements of the Fund as of and for the six months ended June 30, 2009, events and transactions subsequent to June 30, 2009 through August 19, 2009 the date the financial statements were issued, have been evaluated by the Fund management for possible adjustment and/or disclosure. Management has not identified any subsequent events requiring financial statement disclosure as of the date these financial statements were issued.

14

Tax-Managed Growth Portfolio as of June 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.7%

Security	Shares	Value

Aerospace & Defense — 4.1%

Boeing Co. (The)	962,677	$40,913,772
General Dynamics Corp.	473,021	26,200,633
Honeywell International, Inc.	293,134	9,204,408
ITT Corp.	8,428	375,046
Lockheed Martin Corp.	19,800	1,596,870
Northrop Grumman Corp.	1,911,491	87,316,909
Raytheon Co.	58,153	2,583,738
Rockwell Collins, Inc.	147,928	6,173,035
United Technologies Corp.	3,669,638	190,674,390

		$365,038,801

Air Freight & Logistics — 2.1%

CH Robinson Worldwide, Inc.	79,531	$4,147,542
FedEx Corp.	1,156,039	64,298,889
United Parcel Service, Inc., Class B	2,345,582	117,255,644

		$185,702,075

Auto Components — 0.2%

Johnson Controls, Inc.	740,109	$16,075,167
WABCO Holdings, Inc.	10,472	185,354

		$16,260,521

Automobiles — 0.0%

DaimlerChrysler AG	17,284	$626,891
Harley-Davidson, Inc.	133,800	2,168,898

		$2,795,789

Beverages — 6.3%

Brown-Forman Corp., Class A	395,597	$18,240,978
Brown-Forman Corp., Class B	162,698	6,992,760
Coca-Cola Co. (The)	4,966,257	238,330,673
Coca-Cola Enterprises, Inc.	676,420	11,262,393
Molson Coors Brewing Co., Class B	186,000	7,873,380
PepsiCo, Inc.	4,999,204	274,756,252

		$557,456,436

Biotechnology — 2.1%

Amgen, Inc.(1)	2,926,245	$154,915,410
Biogen Idec, Inc.(1)	211,217	9,536,448
Genzyme Corp.(1)	242,616	13,506,433
Gilead Sciences, Inc.(1)	250,207	11,719,696

		$189,677,987

Building Products — 0.1%

Masco Corp.	495,795	$4,749,716

		$4,749,716

Capital Markets — 3.9%

Ameriprise Financial, Inc.	74,205	$1,800,955
Bank of New York Mellon Corp. (The)	898,209	26,326,506
Charles Schwab Corp. (The)	746,547	13,094,434
Credit Suisse Group	155,136	7,107,710
E*Trade Financial Corp.(1)	45,935	58,797
Federated Investors, Inc., Class B	293,517	7,070,825
Franklin Resources, Inc.	539,468	38,847,091
Goldman Sachs Group, Inc.	557,466	82,192,787
Legg Mason, Inc.	104,784	2,554,634
Morgan Stanley	2,845,926	81,137,350
Northern Trust Corp.	715,649	38,416,038
Piper Jaffray Cos., Inc.(1)	3,074	134,242
State Street Corp.	531,412	25,082,646
T. Rowe Price Group, Inc.	341,862	14,245,390
UBS AG(1)	142,246	1,736,824
Waddell & Reed Financial, Inc., Class A	273,635	7,215,755

		$347,021,984

Chemicals — 1.1%

Ashland, Inc.	32,385	$908,399
Dow Chemical Co. (The)	148,877	2,402,875
E.I. Du Pont de Nemours & Co.	1,015,645	26,020,825
Ecolab, Inc.	414,911	16,177,380
Monsanto Co.	29,739	2,210,797
PPG Industries, Inc.	4,400	193,160
Sigma-Aldrich Corp.	1,005,326	49,823,957

		$97,737,393

Commercial Banks — 2.8%

Banco Bilbao Vizcaya Argentaria SA ADR	33,439	$419,994
Bank of Hawaii Corp.	616	22,071
Bank of Montreal	33,047	1,392,931
BB&T Corp.	1,047,133	23,015,983
City National Corp.	143,260	5,276,266
Comerica, Inc.	242,026	5,118,850
Fifth Third Bancorp	1,622,709	11,521,234

See notes to financial statements

15

Tax-Managed Growth Portfolio as of June 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Security	Shares	Value

Commercial Banks (continued)

First Horizon National Corp.(1)	68,969	$827,629
HSBC Holdings PLC	220,592	1,840,572
HSBC Holdings PLC ADR	103,266	4,313,421
KeyCorp	180,824	947,518
M&T Bank Corp.	50,799	2,587,193
Marshall & Ilsley Corp.	158,431	760,469
PNC Financial Services Group, Inc.	56,724	2,201,458
Regions Financial Corp.	544,581	2,200,107
Royal Bank of Canada	552,816	22,582,534
Societe Generale	859,936	47,202,281
SunTrust Banks, Inc.	330,474	5,436,297
Synovus Financial Corp.	240,827	720,073
Toronto-Dominion Bank	17,915	926,385
Trustmark Corp.	205,425	3,968,811
U.S. Bancorp	3,001,825	53,792,704
Wells Fargo & Co.	2,029,150	49,227,179
Westamerica Bancorporation	1,968	97,632
Zions Bancorporation	63,409	733,008

		$247,132,600

Commercial Services & Supplies — 0.2%

Avery Dennison Corp.	56,594	$1,453,334
Cintas Corp.	217,220	4,961,305
HNI Corp.	291,437	5,263,352
Pitney Bowes, Inc.	27,887	611,562
Republic Services, Inc.	270,000	6,590,700
Waste Management, Inc.	108,828	3,064,596

		$21,944,849

Communications Equipment — 3.8%

Alcatel SA ADR(1)	2	$5
Cisco Systems, Inc.(1)	7,325,059	136,539,100
Juniper Networks, Inc.(1)	109,780	2,590,808
Motorola, Inc.	1,151,307	7,633,165
Nokia Oyj ADR	1,721,613	25,101,118
QUALCOMM, Inc.	3,172,806	143,410,831
Telefonaktiebolaget LM Ericsson ADR	1,750,000	17,115,000

		$332,390,027

Computers & Peripherals — 3.8%

Apple, Inc.(1)	291,506	$41,519,200
Dell, Inc.(1)	4,062,859	55,783,054
EMC Corp.(1)	1,738,992	22,780,795
Hewlett-Packard Co.	1,120,064	43,290,474
International Business Machines Corp.	1,579,269	164,907,269
Lexmark International, Inc., Class A(1)	34,181	541,769
NetApp, Inc.(1)	417,589	8,234,855

		$337,057,416

Construction & Engineering — 0.0%

Jacobs Engineering Group, Inc.(1)	64,781	$2,726,632

		$2,726,632

Construction Materials — 0.1%

CRH PLC	157,939	$3,617,015
Vulcan Materials Co.	201,862	8,700,252

		$12,317,267

Consumer Finance — 0.3%

American Express Co.	421,354	$9,792,267
Capital One Financial Corp.	407,705	8,920,585
Discover Financial Services	1,105,050	11,348,864
SLM Corp.(1)	11,082	113,812

		$30,175,528

Containers & Packaging — 0.1%

Bemis Co., Inc.	133,186	$3,356,287
Temple-Inland, Inc.	90,660	1,189,459

		$4,545,746

Distributors — 0.1%

Genuine Parts Co.	188,424	$6,323,509

		$6,323,509

Diversified Consumer Services — 0.3%

Apollo Group, Inc., Class A(1)	10,887	$774,283
H&R Block, Inc.	1,509,999	26,017,283

		$26,791,566

Diversified Financial Services — 1.5%

Bank of America Corp.	1,764,352	$23,289,446
Citigroup, Inc.	119,611	355,245
CME Group, Inc.	12,251	3,811,409
ING Groep NV ADR	191,170	1,938,464
IntercontinentalExchange, Inc.(1)	13,162	1,503,627
JPMorgan Chase & Co.	2,770,760	94,510,624

See notes to financial statements

16

Tax-Managed Growth Portfolio as of June 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Security	Shares	Value

Diversified Financial Services (continued)

Moody’s Corp.	319,602	$8,421,513
PHH Corp.(1)	19,961	362,891

		$134,193,219

Diversified Telecommunication Services — 1.4%

AT&T, Inc.	1,529,742	$37,998,791
Deutsche Telekom AG ADR	1,759,603	20,763,315
Embarq Corp.	10,156	427,161
Fairpoint Communications, Inc.	5,860	3,516
McLeod USA, Inc., Class A(1)(2)	947	0
Telefonos de Mexico SA de CV ADR	1,356,196	21,983,937
Telmex Internacional SAB de CV ADR	1,827,270	23,114,965
Verizon Communications, Inc.	491,331	15,098,602
Windstream Corp.	348,026	2,909,497

		$122,299,784

Electric Utilities — 0.7%

Duke Energy Corp.	418,491	$6,105,784
Exelon Corp.	1,011,736	51,811,001
Southern Co. (The)	68,451	2,132,933

		$60,049,718

Electrical Equipment — 0.9%

Emerson Electric Co.	2,282,090	$73,939,716
Rockwell Automation, Inc.	125,000	4,015,000
Sunpower Corp., Class B(1)	14,465	346,437

		$78,301,153

Electronic Equipment, Instruments & Components — 0.6%

Agilent Technologies, Inc.(1)	456,730	$9,276,186
Corning, Inc.	2,468,521	39,644,447
Flextronics International, Ltd.(1)	161,054	661,932
National Instruments Corp.	35,783	807,264
Tyco Electronics, Ltd.	10,142	188,540

		$50,578,369

Energy Equipment & Services — 1.1%

Baker Hughes, Inc.	136,681	$4,980,656
Halliburton Co.	846,488	17,522,302
Schlumberger, Ltd.	1,172,630	63,451,009
Transocean, Ltd.(1)	196,993	14,634,610

		$100,588,577

Food & Staples Retailing — 3.4%

Costco Wholesale Corp.	913,115	$41,729,355
CVS Caremark Corp.	2,406,362	76,690,757
Kroger Co. (The)	549,704	12,120,973
Safeway, Inc.	197,619	4,025,499
Sysco Corp.	1,777,682	39,962,291
Walgreen Co.	959,609	28,212,505
Wal-Mart Stores, Inc.	2,024,966	98,089,353

		$300,830,733

Food Products — 2.4%

Archer-Daniels-Midland Co.	1,574,460	$42,148,294
Campbell Soup Co.	54,780	1,611,628
ConAgra Foods, Inc.	184,395	3,514,569
Del Monte Foods Co.	17,418	163,381
General Mills, Inc.	27,469	1,538,813
Hershey Co. (The)	518,481	18,665,316
H.J. Heinz Co.	122,700	4,380,390
J.M. Smucker Co. (The)	71	3,455
Kellogg Co.	5,556	258,743
Kraft Foods, Inc., Class A	292,253	7,405,691
Nestle SA	2,750,000	103,835,730
Sara Lee Corp.	2,415,938	23,579,555
Unilever NV	72,175	1,745,191

		$208,850,756

Health Care Equipment & Supplies — 1.3%

Baxter International, Inc.	244,090	$12,927,006
Becton, Dickinson & Co.	63,708	4,543,017
Boston Scientific Corp.(1)	437,359	4,434,820
Covidien Plc	193,828	7,256,920
Hospira, Inc.(1)	53,467	2,059,549
Medtronic, Inc.	1,770,196	61,762,138
St. Jude Medical, Inc.(1)	123,338	5,069,192
Stryker Corp.	166,379	6,611,901
Zimmer Holdings, Inc.(1)	240,888	10,261,829

		$114,926,372

Health Care Providers & Services — 1.6%

AmerisourceBergen Corp.	709,236	$12,581,847
Cardinal Health, Inc.	1,334,940	40,782,417
CIGNA Corp.	49,467	1,191,660
Express Scripts, Inc.(1)	196,994	13,543,337
Henry Schein, Inc.(1)	840,737	40,313,339
IMS Health, Inc.	56,530	717,931
McKesson Corp.	6,462	284,328

See notes to financial statements

17

Tax-Managed Growth Portfolio as of June 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Security	Shares	Value

Health Care Providers & Services (continued)

Medco Health Solutions, Inc.(1)	231,885	$10,576,275
PharMerica Corp.(1)	30,682	602,288
UnitedHealth Group, Inc.	201,101	5,023,503
WellPoint, Inc.(1)	392,174	19,957,735

		$145,574,660

Hotels, Restaurants & Leisure — 1.4%

Carnival Corp., Unit	540,866	$13,938,117
Darden Restaurants, Inc.	147,345	4,859,438
International Game Technology	459,500	7,306,050
Interval Leisure Group, Inc.(1)	85,966	801,203
Marriott International, Inc., Class A	398,671	8,798,662
McDonald’s Corp.	883,066	50,767,464
Starbucks Corp.(1)	2,222,271	30,867,344
Wyndham Worldwide Corp.	79,842	967,685
Yum! Brands, Inc.	246,105	8,205,141

		$126,511,104

Household Durables — 0.1%

D.R. Horton, Inc.	417,028	$3,903,382
Fortune Brands, Inc.	115,478	4,011,706
Leggett & Platt, Inc.	315,903	4,811,203
Newell Rubbermaid, Inc.	49,838	518,814

		$13,245,105

Household Products — 2.6%

Clorox Co. (The)	31,145	$1,738,825
Colgate-Palmolive Co.	682,978	48,313,864
Energizer Holdings, Inc.(1)	76,555	3,999,233
Kimberly-Clark Corp.	530,925	27,836,398
Procter & Gamble Co.	2,864,307	146,366,088

		$228,254,408

Independent Power Producers & Energy Traders — 0.0%

AES Corp. (The)(1)	133,519	$1,550,156

		$1,550,156

Industrial Conglomerates — 1.7%

3M Co.	932,917	$56,068,312
General Electric Co.	8,259,403	96,800,203
Textron, Inc.	18,236	176,160
Tyco International, Ltd.	23,014	597,904

		$153,642,579

Insurance — 3.3%

Aegon NV ADR	5,178,488	$31,899,486
Aflac, Inc.	332,897	10,349,768
Allstate Corp. (The)	124,523	3,038,361
AON Corp.	297,834	11,278,974
Berkshire Hathaway, Inc., Class A(1)	627	56,430,000
Berkshire Hathaway, Inc., Class B(1)	39,850	115,394,841
Chubb Corp.	28,354	1,130,758
Cincinnati Financial Corp.	135,528	3,029,051
Hartford Financial Services Group, Inc.	11,675	138,582
Lincoln National Corp.	54,671	940,888
Manulife Financial Corp.	148,336	2,573,630
Marsh & McLennan Cos., Inc.	316,639	6,373,943
MetLife, Inc.	81	2,431
Old Republic International Corp.	288,810	2,844,778
Progressive Corp.(1)	1,344,522	20,315,727
Torchmark Corp.	278,479	10,314,862
Travelers Companies, Inc. (The)	279,977	11,490,256
UnumProvident Group	39,000	618,540

		$288,164,876

Internet & Catalog Retail — 0.1%

Amazon.com, Inc.(1)	43,801	$3,664,392
Expedia, Inc.(1)	403,096	6,090,781
HSN, Inc.(1)	80,619	852,143
Liberty Media Corp., — Interactive, Class A(1)	11,902	59,629
Ticketmaster Entertainment, Inc.(1)	80,619	517,574

		$11,184,519

Internet Software & Services — 1.2%

eBay, Inc.(1)	1,255,516	$21,506,989
Google, Inc., Class A(1)	199,296	84,021,201
IAC/InterActiveCorp(1)	214,916	3,449,402
VeriSign, Inc.(1)	14,758	272,728

		$109,250,320

IT Services — 2.6%

Accenture, Ltd., Class A	2,739,520	$91,664,339
Acxiom Corp.	68,785	607,372
Automatic Data Processing, Inc.	1,339,373	47,467,379
Broadridge Financial Solutions, Inc.	18,597	308,338

See notes to financial statements

18

Tax-Managed Growth Portfolio as of June 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Security	Shares	Value

IT Services (continued)

Computer Sciences Corp.(1)	226,702	$10,042,899
DST Systems, Inc.(1)	600	22,170
Fiserv, Inc.(1)	47,355	2,164,123
Metavante Technologies, Inc.(1)	175,164	4,529,741
Paychex, Inc.	774,686	19,522,087
Total System Services, Inc.	52,739	706,175
Western Union Co.	3,211,445	52,667,698

		$229,702,321

Leisure Equipment & Products — 0.0%

Mattel, Inc.	22,565	$362,168

		$362,168

Life Sciences Tools & Services — 0.3%

Dionex Corp.(1)	37,300	$2,276,419
Life Technologies Corp.(1)	489,969	20,441,507
Thermo Fisher Scientific, Inc.(1)	18,700	762,399

		$23,480,325

Machinery — 2.5%

Caterpillar, Inc.	159,554	$5,271,664
Danaher Corp.	823,595	50,848,755
Deere & Co.	2,623,301	104,800,875
Dover Corp.	578,638	19,147,131
Illinois Tool Works, Inc.	1,157,542	43,222,618
Parker Hannifin Corp.	37,372	1,605,501

		$224,896,544

Media — 4.0%

Ascent Media Corp., Class A(1)	755	$20,068
CBS Corp., Class B	138,786	960,399
Comcast Corp., Class A	964,682	13,978,242
Comcast Corp., Class A Special	3,401,990	47,968,059
Discovery Communications, Inc., Class A(1)	7,555	170,365
Discovery Communications, Inc., Class C(1)	7,555	155,104
Gannett Co., Inc.	320,258	1,143,321
Idearc, Inc.(1)	6,790	252
Interpublic Group of Cos., Inc.(1)	100,001	505,005
Liberty Capital, Class A(1)	7,556	102,459
Liberty Global, Inc., Series A(1)	2,381	37,834
Liberty Global, Inc., Series C(1)	2,382	37,659
Liberty Media Corp., — Entertainment, Class A(1)	30,221	808,412
Live Nation, Inc.(1)	8,750	42,525
McGraw-Hill Cos., Inc. (The)	299,599	9,020,926
New York Times Co. (The), Class A	5,269	29,032
News Corp., Class A	188,031	1,712,962
Omnicom Group, Inc.	3,914,108	123,607,531
Time Warner Cable, Inc.	181,373	5,744,083
Time Warner, Inc.	738,956	18,614,302
Viacom, Inc., Class B(1)	189,855	4,309,708
Vivendi SA	121,590	2,918,620
Walt Disney Co.	4,871,650	113,655,595
Washington Post Co., Class B	6,888	2,425,816
WPP PLC, ADR	46,597	1,549,816

		$349,518,095

Metals & Mining — 0.4%

Alcoa, Inc.	50,260	$519,186
BHP Billiton, Ltd. ADR	190,000	10,398,700
Freeport-McMoRan Copper & Gold, Inc.	225,000	11,274,750
Nucor Corp.	230,000	10,218,900

		$32,411,536

Multiline Retail — 1.1%

JC Penney Co., Inc.	88,822	$2,550,080
Macy’s, Inc.	94,265	1,108,556
Nordstrom, Inc.	131,384	2,613,228
Sears Holdings Corp.(1)	4,107	273,198
Target Corp.	2,290,940	90,423,402

		$96,968,464

Multi-Utilities — 0.0%

PG&E Corp.	3,000	$115,320

		$115,320

Oil, Gas & Consumable Fuels — 9.4%

Anadarko Petroleum Corp.	4,381,890	$198,893,987
Apache Corp.	2,146,567	154,874,809
BP PLC ADR	1,191,532	56,812,246
Chevron Corp.	680,389	45,075,771
ConocoPhillips	3,319,814	139,631,377
Devon Energy Corp.	568,771	30,998,020
Exxon Mobil Corp.	2,639,104	184,499,761
Hess Corp.	35,579	1,912,371
Marathon Oil Corp.	177,334	5,343,073
Murphy Oil Corp.	78,679	4,273,843
Royal Dutch Shell PLC ADR, Class A	146,686	7,362,170
Royal Dutch Shell PLC ADR, Class B	9,594	487,951

See notes to financial statements

19

Tax-Managed Growth Portfolio as of June 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)

Spectra Energy Corp.	263,315	$4,455,290
Williams Cos., Inc.	4,052	63,252

		$834,683,921

Paper and Forest Products — 0.0%

International Paper Co.	13,649	$206,509
Neenah Paper, Inc.	4,361	38,420
Weyerhaeuser Co.	52,701	1,603,691

		$1,848,620

Personal Products — 0.0%

Avon Products, Inc.	10,400	$268,112
Estee Lauder Cos., Inc., Class A	13,035	425,853

		$693,965

Pharmaceuticals — 10.7%

Abbott Laboratories	3,468,490	$163,157,770
Allergan, Inc.	82,562	3,928,300
Bristol-Myers Squibb Co.	2,248,417	45,665,349
Eli Lilly & Co.	3,353,889	116,178,715
Forest Laboratories, Inc.(1)	56,729	1,424,465
GlaxoSmithKline PLC ADR	448,388	15,846,032
Johnson & Johnson	3,243,235	184,215,748
King Pharmaceuticals, Inc.(1)	152,305	1,466,697
Merck & Co., Inc.	2,032,515	56,829,119
Novo Nordisk A/S ADR	365,229	19,890,371
Pfizer, Inc.	10,880,632	163,209,480
Schering-Plough Corp.	1,456,844	36,595,921
Teva Pharmaceutical Industries, Ltd. ADR	1,671,886	82,490,855
Watson Pharmaceuticals, Inc.(1)	505,146	17,003,214
Wyeth	870,181	39,497,516

		$947,399,552

Real Estate Investment Trusts (REITs) — 0.3%

Essex Property Trust, Inc.	363,000	$22,589,490

		$22,589,490

Real Estate Management & Development — 0.0%

Forest City Enterprises, Inc., Class A	56,500	$372,900
Forestar Real Estate Group, Inc.(1)	30,220	359,014

		$731,914

Road & Rail — 0.1%

Avis Budget Group, Inc.(1)	39,921	$225,554
Burlington Northern Santa Fe Corp.	54,168	3,983,515
CSX Corp.	3,276	113,448
Norfolk Southern Corp.	10,865	409,285
Union Pacific Corp.	132,257	6,885,299

		$11,617,101

Semiconductors & Semiconductor Equipment — 2.9%

Analog Devices, Inc.	560,289	$13,883,961
Applied Materials, Inc.	1,065,614	11,689,786
Broadcom Corp., Class A(1)	976,646	24,211,054
Cypress Semiconductor Corp.(1)	52,742	485,226
Intel Corp.	11,021,836	182,411,386
KLA-Tencor Corp.	143,189	3,615,522
Linear Technology Corp.	123,388	2,881,110
LSI Corp.(1)	1	5
Maxim Integrated Products, Inc.	263,099	4,128,023
Texas Instruments, Inc.	560,329	11,935,008
Verigy, Ltd.(1)	3,524	42,887
Xilinx, Inc.	24,830	508,022

		$255,791,990

Software — 2.9%

Activision Blizzard, Inc.(1)	96,350	$1,216,901
Adobe Systems, Inc.(1)	440,317	12,460,971
CA, Inc.	45,408	791,461
Electronic Arts, Inc.(1)	21,405	464,917
Microsoft Corp.	3,523,850	83,761,915
Oracle Corp.	7,064,437	151,320,241
Symantec Corp.(1)	225,808	3,513,572

		$253,529,978

Specialty Retail — 2.1%

Abercrombie & Fitch Co., Class A	4,015	$101,941
Best Buy Co., Inc.	165,915	5,556,493
Gap, Inc. (The)	89,138	1,461,863
Home Depot, Inc.	4,107,465	97,059,398
Limited Brands, Inc.	42,396	507,480
Lowe’s Companies, Inc.	1,003,622	19,480,303
RadioShack Corp.	40,000	558,400
Sherwin-Williams Co. (The)	500	26,875
Staples, Inc.	257,430	5,192,363
TJX Companies., Inc. (The)	1,701,405	53,526,201

		$183,471,317

See notes to financial statements

20

Tax-Managed Growth Portfolio as of June 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Security	Shares	Value

Textiles, Apparel & Luxury Goods — 2.1%

Coach, Inc.	676,834	$18,193,298
Hanesbrands, Inc.(1)	320,766	4,814,698
Nike, Inc., Class B	3,058,444	158,366,230

		$181,374,226

Thrifts & Mortgage Finance — 0.0%

Guaranty Financial Group, Inc.(1)	30,220	$5,742
Tree.com, Inc.(1)	13,436	128,986

		$134,728

Tobacco — 0.4%

Altria Group, Inc.	365,606	$5,992,282
Philip Morris International, Inc.	576,267	25,136,767

		$31,129,049

Wireless Telecommunication Services — 0.1%

America Movil SAB de CV ADR, Series L	22,000	$851,840
Sprint Nextel Corp.(1)	255,737	1,230,095
Telephone and Data Systems, Inc.	9,252	261,832
Telephone and Data Systems, Inc., Special Shares	24,636	639,551
Vodafone Group PLC ADR	292,918	5,708,972

		$8,692,290

Total Common Stocks
(identified cost $8,545,259,472)		$8,726,985,164

Preferred Stocks — 0.0%

Security	Shares	Value

Commercial Banks — 0.0%

Wells Fargo & Co.	166	$67

Total Preferred Stocks
(identified cost $4,929)		$67

Convertible Preferred Stocks — 0.0%

Security	Shares	Value

Independent Power Producers & Energy Traders — 0.0%

Enron Corp.(1)(2)	11,050	$0

Total Convertible Preferred Stocks
(identified cost $16,626,069)		$0

Other Investments — 0.0%

Security	Shares	Value

Software — 0.0%

Seagate Technology, Inc. (Tax Refund Rights)(1)(2)	197,392	$0

Total Other Investments
(identified cost $0)		$0

Short-Term Investments — 0.8%

	Interest
Description	(000’s omitted)	Value

Cash Management Portfolio, 0.00%(3)	$71,296	$71,295,881

Total Short-Term Investments
(identified cost $71,295,881)		$71,295,881

Total Investments — 99.5%
(identified cost $8,633,186,351)		$8,798,281,112

Other Assets, Less Liabilities — 0.5%		$42,390,207

Net Assets — 100.0%		$8,840,671,319

ADR - American Depository Receipt

(1)	Non-income producing security.

(2)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(3)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2009.

See notes to financial statements

21

Tax-Managed Growth Portfolio as of June 30, 2009

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of June 30, 2009

Assets

Unaffiliated investments, at value (identified cost $8,561,890,470)	$8,726,985,231
Affiliated investment, at value (identified cost $71,295,881)	71,295,881
Receivable for investments sold	29,152,354
Dividends and interest receivable	14,602,713
Interest receivable from affiliated investment	1,157
Tax reclaims receivable	2,420,875

Total assets	$8,844,458,211

Liabilities

Payable to affiliates:
Investment adviser fee	$3,367,917
Trustees’ fees	12,625
Accrued expenses	406,350

Total liabilities	$3,786,892

Net Assets applicable to investors’ interest in Portfolio	$8,840,671,319

Sources of Net Assets

Net proceeds from capital contributions and withdrawals	$8,675,464,352
Net unrealized appreciation	165,206,967

Total	$8,840,671,319

Statement of Operations

For the Six Months Ended
June 30, 2009

Investment Income

Dividends (net of foreign taxes, $2,068,973)	$118,288,265
Interest income allocated from affiliated investment	513,933
Expenses allocated from affiliated investment	(386,729)

Total investment income	$118,415,469

Expenses

Investment adviser fee	$19,920,922
Trustees’ fees and expenses	25,250
Custodian fee	609,295
Legal and accounting services	83,225
Miscellaneous	190,162

Total expenses	$20,828,854

Net investment income	$97,586,615

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions(1)	$(581,176,493)
Foreign currency transactions	30,916

Net realized loss	$(581,145,577)

Change in unrealized appreciation (depreciation) —
Investments	$385,652,880
Foreign currency transactions	419

Net change in unrealized appreciation (depreciation)	$385,653,299

Net realized and unrealized loss	$(195,492,278)

Net decrease in net assets from operations	$(97,905,663)

(1)	Includes net realized losses of $94,639,592 from redemptions in-kind.

See notes to financial statements

22

Tax-Managed Growth Portfolio as of June 30, 2009

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

	Six Months Ended
Increase (Decrease)	June 30, 2009	Year Ended
in Net Assets	(Unaudited)	December 31, 2008

From operations —
Net investment income	$97,586,615	$291,159,659
Net realized loss from investment transactions and foreign currency transactions	(581,145,577)	(57,601,117)
Net change in unrealized appreciation (depreciation) from investments and foreign currency	385,653,299	(6,326,916,620)

Net decrease in net assets from operations	$(97,905,663)	$(6,093,358,078)

Capital transactions —
Contributions	$290,188,081	$1,174,044,484
Withdrawals	(1,954,354,155)	(4,342,104,580)

Net decrease in net assets from capital transactions	$(1,664,166,074)	$(3,168,060,096)

Net decrease in net assets	$(1,762,071,737)	$(9,261,418,174)

Net Assets

At beginning of period	$10,602,743,056	$19,864,161,230

At end of period	$8,840,671,319	$10,602,743,056

See notes to financial statements

23

Tax-Managed Growth Portfolio as of June 30, 2009

FINANCIAL STATEMENTS CONT’D
Supplementary Data

	Six Months Ended		Year Ended December 31,
	June 30, 2009
	(Unaudited)		2008	2007	2006	2005		2004

Ratios/Supplemental Data

Ratios (As a percentage of average daily net assets):
Expenses(1)	0.47	%(2)	0.45%	0.44%	0.45%	0.45	%(3)	0.45	%(3)
Net investment income	2.22	%(2)	1.84%	1.52%	1.39%	1.25	%(3)	1.18	%(3)
Portfolio Turnover(4)	2	%(6)	1%	2%	1%	0	%(5)	3%

Total Return	1.25	%(6)	(32.76)%	4.72%	13.69%	4.70%		9.67%

Net assets, end of period (000’s omitted)	$8,840,671		$10,602,743	$19,864,161	$20,387,292	$19,032,607		$19,141,142

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)	Annualized.

(3)	The investment adviser waived a portion of its investment adviser fee equal to less than 0.01% and 0.01% of average daily net assets for 2005 and 2004, respectively.

(4)	Excludes the value of the portfolio securities contributed or distributed as a result of in-kind shareholder transactions. The total turnover rate of the Portfolio including in-kind contributions and distributions was 2%, 3%, 6%, 7%, 6% and 10% for the six months ended June 30, 2009 and the five preceding calendar years.

(5)	Amounts to less than 1%.

(6)	Not annualized.

See notes to financial statements

24

Tax-Managed Growth Portfolio as of June 30, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1   Significant Accounting Policies

Tax-Managed Growth Portfolio (the Portfolio) is a New York trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to achieve long-term, after-tax returns for its interestholders through investing in a diversified portfolio of equity securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2009, Eaton Vance Tax-Managed Growth Fund 1.0, Eaton Vance Tax-Managed Growth Fund 1.1, Eaton Vance Tax-Managed Growth Fund 1.2 and Eaton Vance Tax-Managed Equity Asset Allocation Fund held an interest of 6.4%, 14.4%, 6.4%, and 1.3% respectively, in the Portfolio. In addition, an unregistered fund advised by the adviser to the Portfolio held a 71.5% interest in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuations — Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. The value of preferred equity securities that are valued by a pricing service on a bond basis will be adjusted by an income factor, to be determined by the investment adviser, to reflect the next anticipated regular dividend. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. Short-term debt securities with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. If short-term debt securities are acquired with a remaining maturity of more than sixty days, they will be valued by a pricing service. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Portfolio may invest in Cash Management Portfolio (Cash Management), an affiliated investment company managed by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM). Cash Management values its investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 of the 1940 Act, pursuant to which Cash Management must comply with certain conditions. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Management may value its investment securities based on available market quotations provided by a pricing service.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

25

Tax-Managed Growth Portfolio as of June 30, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of June 30, 2009, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Portfolio’s federal tax returns filed in the 3-year period ended December 31, 2008 remains subject to examination by the Internal Revenue Service.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Interim Financial Statements — The interim financial statements relating to June 30, 2009 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2   Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by BMR, a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an

26

Tax-Managed Growth Portfolio as of June 30, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

annual rate of 0.625% of the average daily net assets of the Portfolio up to $500 million. The advisory fee on net assets of $500 million or more is reduced as follows:

Annual Fee Rate
Average Daily Net Assets For the Month	(for each level)

$500 million but less than $1 billion	0.5625%
$1 billion but less than $1.5 billion	0.5000%
$1.5 billion but less than $7 billion	0.4375%
$7 billion but less than $10 billion	0.4250%
$10 billion but less than $15 billion	0.4125%
$15 billion but less than $20 billion	0.4000%
$20 billion but less than $25 billion	0.3900%
$25 billion and over	0.3800%

The portion of the adviser fee payable by Cash Management on the Portfolio’s investment of cash therein is credited against the Portfolio’s adviser fees. For the six months ended June 30, 2009, the Portfolio’s adviser fee totaled $20,290,553 of which $369,631 was allocated from Cash Management and $19,920,922 was paid or accrued directly by the Portfolio. For the six months ended June 30, 2009, the Portfolio’s adviser fee, including the portion allocated from Cash Management, was 0.45% of the Portfolio’s average daily net assets.

Except for Trustees of the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2009, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3   Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $164,606,790 and $680,595,926, respectively, for the six months ended June 30, 2009. In addition, investments having an aggregate market value of $908,200,497 at dates of withdrawal were distributed in payment for capital withdrawals during the six months ended June 30, 2009.

4   Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at June 30, 2009 as determined on a federal income tax basis were as follows:

Aggregate cost	$2,476,813,637

Gross unrealized appreciation	$13,464,810,081
Gross unrealized depreciation	(7,143,342,606)

Net unrealized appreciation	$6,321,467,475

5   Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2009.

6   Securities Lending Agreement

The Portfolio has established a securities lending agreement with SSBT as securities lending agent in which the Portfolio lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or U.S. Government securities in an amount at least equal to the market value of the securities on loan. Cash collateral is invested in Cash Collateral Fund. The Portfolio earns interest on the amount invested in Cash Collateral Fund but it must pay the broker a loan rebate fee computed as a varying percentage of the collateral received. In the event of counterparty default, the Portfolio is subject to potential loss if it is delayed or prevented from exercising its right to dispose of the collateral. The Portfolio bears risk in the event that invested collateral is not sufficient to meet obligations due on loans. At June 30, 2009, the Portfolio had no securities on loan.

7   Fair Value Measurements

FASB Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation

27

Tax-Managed Growth Portfolio as of June 30, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

At June 30, 2009, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted
	Prices in
	Active	Significant	Significant
	Markets for	Other	Unobser-
	Identical	Observable	vable
	Assets	Inputs	Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stocks
Capital Markets	$339,914,273	$7,107,710	$—	$347,021,983
Commercial Banks	198,089,680	49,042,853	—	247,132,533
Construction Materials	8,700,252	3,617,015	—	12,317,267
Diversified Telecommunication Services	122,299,786	—	0	122,299,786
Food Products	105,015,026	103,835,730	—	208,850,756
Media	346,599,476	2,918,620	—	349,518,096
Others	7,439,844,743	—	—	7,439,844,743

Total Common Stocks	$8,560,463,236	$166,521,928	$—	$8,726,985,164
Convertible Preferred Stocks	—	—	0	0
Other Investments	—	—	0	0
Preferred Stocks	67	—	—	67
Short-Term Investments	71,295,881	—	—	71,295,881

Total	$8,631,759,184	$166,521,928	$0	$8,798,281,112

The level classification by major category of investments (other than for categories presented above) is the same as the category presentation in the Portfolio in Investments.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in
Securities*

Balance as of December 31, 2008	$0
Realized gains (losses)	0
Change in net unrealized appreciation (depreciation)	0
Net purchases (sales)	—
Net transfers to (from) Level 3	—
Balance as of June 30, 2009	$0

*	All Level 3 assets held at December 31, 2008 and June 30, 2009 were valued at $0.

8   Review for Subsequent Events

In connection with the preparation of the financial statements of the Portfolio as of and for the six months ended June 30, 2009, events and transactions subsequent to June 30, 2009 through August 19, 2009, the date the financial statements were issued, have been evaluated by the Portfolio’s management for possible adjustment and/or disclosure. Management has not identified any subsequent events requiring financial statement disclosure as of the date these financial statements were issued.

28

Eaton Vance Tax-Managed Growth Fund 1.2

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 27, 2009, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board (formerly the Special Committee), which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held in February, March and April 2009. Such information included, among other things, the

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;
•	Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through “soft dollar” benefits received in connection with the funds’ brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s proxy voting policies and procedures;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

29

Eaton Vance Tax-Managed Growth Fund 1.2

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF INVESTMENT ADVISORY AGREEMENT CONT’D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2009, the Board met eighteen times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, five, six, six and six times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of Tax-Managed Growth Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Tax-Managed Growth Fund 1.2 (the “Fund”) invests, with Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio, including recent changes to such personnel. The Board specifically noted the Adviser’s in-house equity research capabilities and experience in managing funds that seek to maximize after-tax returns. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

The Board considered the Adviser’s recommendations for Board action and other steps taken in response to the unprecedented dislocations experienced in the capital markets over recent periods, including sustained periods of high volatility, credit disruption and government intervention. In particular, the Board considered the Adviser’s efforts and expertise with respect to each of the following

30

Eaton Vance Tax-Managed Growth Fund 1.2

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF INVESTMENT ADVISORY AGREEMENT CONT’D

matters as they relate to the Fund and/or other funds within the Eaton Vance family of funds: (i) negotiating and maintaining the availability of bank loan facilities and other sources of credit used for investment purposes or to satisfy liquidity needs; (ii) establishing the fair value of securities and other instruments held in investment portfolios during periods of market volatility and issuer-specific disruptions; and (iii) the ongoing monitoring of investment management processes and risk controls.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2008 for the Fund. The Board concluded that the Fund’s performance was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Portfolio and the Fund (referred to collectively as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2008, as compared to a group of similarly managed funds selected by an independent data provider.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services and the Fund’s total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Portfolio, the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Portfolio and the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and the Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund to continue to share such benefits equitably.

31

Eaton Vance Tax-Managed Growth Fund 1.2

OFFICERS AND TRUSTEES

Eaton Vance Tax-Managed Growth Fund 1.2

Officers Thomas E. Faust Jr. President and Trustee William H. Ahern, Jr. Vice President John R. Baur Vice President	Trustees Ralph F. Verni Chairman Benjamin C. Esty Allen R. Freedman William H. Park
Michael A. Cirami Vice President Cynthia J. Clemson Vice President Charles B. Gaffney Vice President	Ronald A. Pearlman Helen Frame Peters Heidi L. Steiger Lynn A. Stout
Christine M. Johnston Vice President
Aamer Khan Vice President
Thomas H. Luster Vice President
Robert B. MacIntosh Vice President
Jeffrey A. Rawlins Vice President
Duncan W. Richardson Vice President
Judith A. Saryan Vice President
Susan Schiff Vice President
Thomas Seto Vice President
David M. Stein Vice President
Dan R. Strelow Vice President
Mark S. Venezia Vice President
Adam A. Weigold Vice President
Barbara E. Campbell Treasurer
Maureen A. Gemma Secretary and Chief Legal Officer
Paul M. O’Neil Chief Compliance Officer

32

Eaton Vance Tax-Managed Growth Fund 1.2

OFFICERS AND TRUSTEES CONT’D

Tax-Managed Growth Portfolio

Officers
Duncan W. Richardson
President

Michael A. Allison
Vice President

Yana S. Barton
Vice President

Thomas E. Faust Jr.
Vice President and Trustee

Lewis R. Piantedosi
Vice President

Barbara E. Campbell
Treasurer

Maureen A. Gemma
Secretary and Chief Legal Officer

Paul M. O’Neil
Chief Compliance Officer
Trustees Ralph F. Verni Chairman Benjamin C. Esty Allen R. Freedman William H. Park Ronald A. Pearlman Helen Frame Peters Heidi L. Steiger Lynn A. Stout

33

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Investment Adviser of Tax-Managed Growth Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110

Administrator of Eaton Vance Tax-Managed Growth Fund 1.2
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
PNC Global Investment Servicing
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Tax-Managed Growth Fund 1.2
Two International Place
Boston, MA 02110
This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund’s investment objective(s), risks, and charges and expenses. The Fund’s current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-262-1122.

1088-8/09	TGSRC1.2

Item 2. Code of Ethics
The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.
Item 3. Audit Committee Financial Expert
The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms).
Item 4. Principal Accountant Fees and Services
Not required in this filing
Item 5. Audit Committee of Listed registrants
Not required in this filing.
Item 6. Schedule of Investments
Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not required in this filing.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not required in this filing.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not required in this filing.
Item 10. Submission of Matters to a Vote of Security Holders.
No Material Changes.
Item 11. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Mutual Funds Trust

By:	/s/ Thomas E. Faust Jr.

Thomas E. Faust Jr.
President

Date:    August 12, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:    August 12, 2009

By:	/s/ Thomas E. Faust Jr.

Thomas E. Faust Jr.
President

Date:    August 12, 2009